UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2016

DATE OF REPORTING PERIOD: July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (92.7%)
	Consumer Discretionary (18.3%)
69,870	Amazon.com, Inc.#	$53,018,055
25,600	AutoZone, Inc.#	20,837,632
752,300	Comcast Corp. - Class A	50,592,175
402,700	Dollar General Corp.	38,151,798
161,700	Dollar Tree, Inc.#^	15,570,093
95,700	Expedia, Inc.^	11,163,405
23,957	Hasbro, Inc.	1,946,027
345,100	Home Depot, Inc.	47,706,624
303,030	IMAX Corp.#	9,572,718
485,200	Johnson Controls, Inc.	22,280,384
163,000	Liberty Global, PLC - Class A#	5,168,730
361,600	Norwegian Cruise Line Holdings, Ltd.#	15,404,160
94,800	Panera Bread Company - Class A#	20,791,536
165,200	Ross Stores, Inc.	10,214,316
257,500	ServiceMaster Global Holdings, Inc.#	9,741,225
351,100	Six Flags Entertainment Corp.	19,798,529
289,400	Starbucks Corp.	16,799,670
42,500	Tesla Motors, Inc.#^	9,978,575

		378,735,652

	Consumer Staples (6.1%)
125,600	Casey’s General Stores, Inc.	16,772,624
402,700	Kroger Company	13,768,313
515,690	Mondelez International, Inc. - Class A	22,680,046
169,500	Monster Beverage Corp.#	27,226,785
460,400	Reynolds American, Inc.	23,047,624
186,000	Walgreens Boots Alliance, Inc.	14,740,500
306,800	Whole Foods Market, Inc.	9,351,264

		127,587,156

	Energy (2.8%)
274,300	Newfield Exploration Company#	11,877,190
187,000	Pioneer Natural Resources Company	30,400,590
193,400	Schlumberger, Ltd.	15,572,568

		57,850,348

	Financials (1.5%)
118,800	Intercontinental Exchange, Inc.	31,386,960

	Health Care (16.4%)
182,800	Acadia Healthcare Company, Inc.#	10,328,200
170,400	Alexion Pharmaceuticals, Inc.#	21,913,440
122,500	Allergan, PLC#	30,986,375
331,800	Amsurg Corp.#	24,888,318
692,100	Baxter International, Inc.	33,234,642
146,500	BioMarin Pharmaceutical, Inc.#	14,565,030
261,500	Celgene Corp.#	29,337,685
146,400	Centene Corp.#	10,328,520
155,200	DexCom, Inc.#	14,314,096
173,200	Edwards Lifesciences Corp.#	19,834,864
769,400	Envision Healthcare Holdings, Inc.#	18,919,546
147,200	Incyte Corp.#	13,278,912
25,100	Intuitive Surgical, Inc.#	17,463,576
97,450	Jazz Pharmaceuticals, PLC#	14,712,026

NUMBER OF SHARES		VALUE

118,800	Perrigo Company, PLC	$10,857,132
155,900	VCA, Inc.#	11,121,906
281,200	Zeltiq Aesthetics, Inc.#^	9,546,740
701,400	Zoetis, Inc.	35,399,658

		341,030,666

	Industrials (11.7%)
171,700	Allegion, PLC	12,429,363
146,934	Beacon Roofing Supply, Inc.#	6,908,837
284,400	BWX Technologies, Inc.	10,468,764
1,122,000	CSX Corp.	31,786,260
184,900	Fortune Brands Home & Security, Inc.	11,698,623
105,400	Lockheed Martin Corp.	26,637,742
475,500	Masco Corp.	17,346,240
93,300	Middleby Corp.#	11,231,454
93,100	Northrop Grumman Corp.	20,168,253
166,200	Raytheon Company	23,189,886
573,800	Southwest Airlines Company	21,236,338
224,300	United Parcel Service, Inc. - Class B	24,246,830
16,857	United Rentals, Inc.#	1,342,997
318,100	Waste Connections, Inc.	23,692,088

		242,383,675

	Information Technology (33.8%)
131,300	Accenture, PLC - Class A	14,811,953
612,500	Activision Blizzard, Inc.	24,598,000
204,100	Alphabet, Inc. - Class A#	161,512,494
1,229,200	Apple, Inc.	128,094,932
701,600	Applied Materials, Inc.	18,445,064
140,200	CommVault Systems, Inc.#	7,253,948
90,200	CoStar Group, Inc.#	18,752,580
222,200	Dolby Laboratories, Inc.	11,178,882
593,400	Facebook, Inc. - Class A#	73,545,996
998,600	FireEye, Inc.#^	17,395,612
390,300	Genpact, Ltd.#	10,448,331
127,200	Harris Corp.	11,018,064
668,700	InterXion Holding, NV#	25,330,356
140,900	Intuit, Inc.	15,638,491
732,200	Microsoft Corp.	41,501,096
240,200	NXP Semiconductors, NV#	20,198,418
525,100	Sabre Corp.	15,306,665
253,300	Salesforce.com, Inc.#	20,719,940
88,700	Ultimate Software Group, Inc.#	18,547,170
191,405	VeriFone Systems, Inc.#	3,667,320
542,200	Visa, Inc. - Class A	42,318,710

		700,284,022

	Telecommunication Services (2.1%)
616,100	T-Mobile USA, Inc.#	28,550,074
530,900	Zayo Group Holdings, Inc.#	15,024,470

		43,574,544

	TOTAL COMMON STOCKS (Cost $1,550,469,086)	1,922,833,023

SHORT TERM INVESTMENT (7.3%)
151,067,131	Fidelity Prime Money Market Fund - Institutional Class (Cost $151,067,131)	151,067,131

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.9%)
18,283,931	Citibank NA	$18,283,931
	Federal Home Loan Bank Discount Notes
8,399,324	0.000%, 08/19/16	8,399,324
5,249,238	0.000%, 08/18/16	5,249,238
1,340,267	Fidelity Prime Money Market Fund - Institutional Class	1,340,267
5,438,842	Goldman Sachs Financial Square Prime Obligations Fund	5,438,842
880,939	Morgan Stanley Institutional Liquidity Fund	880,939

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $39,592,541)	39,592,541

TOTAL INVESTMENTS (101.9%) (Cost $1,741,128,758)	2,113,492,695

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.9%)	$(39,592,541)

LIABILITIES, LESS OTHER ASSETS (0.0%)	(128,921)

NET ASSETS (100.0%)	$2,073,771,233

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.0%)
	Consumer Discretionary (6.3%)
3,600	Carnival Corp.	$168,192
3,500	Comcast Corp. - Class A	235,375
4,200	Dick’s Sporting Goods, Inc.	215,418
2,700	Foot Locker, Inc.	160,974
13,400	Ford Motor Company	169,644
12,350	General Motors Company, Inc.	389,519
14,000	Gentex Corp.	247,380
2,600	Genuine Parts Company	265,824
3,950	Harley-Davidson, Inc.	209,034
4,200	Johnson Controls, Inc.	192,864
1,200	Lear Corp.	136,140
4,700	Target Corp.	354,051
2,515	Tiffany & Company	162,268
4,980	Time Warner, Inc.	381,717
10,150	Twenty-First Century Fox, Inc.	270,396
3,750	Vista Outdoor, Inc.#	187,687

		3,746,483

	Consumer Staples (7.9%)
2,440	Colgate-Palmolive Company	181,609
2,300	CVS Health Corp.	213,256
12,750	Mondelez International, Inc. - Class A	560,745
5,680	Philip Morris International, Inc.	569,477
15,150	Procter & Gamble Company	1,296,688
2,720	Tyson Foods, Inc. - Class A	200,192
12,200	Wal-Mart Stores, Inc.	890,234
6,215	Walgreens Boots Alliance, Inc.	492,539
8,400	Whole Foods Market, Inc.	256,032

		4,660,772

	Energy (13.1%)
2,730	Anadarko Petroleum Corp.	148,867
2,850	Apache Corp.	149,625
11,700	Chevron Corp.	1,199,016
8,855	ConocoPhillips	361,461
6,900	CVR Energy, Inc.^	102,120
6,188	Devon Energy Corp.	236,877
3,360	Dril-Quip, Inc.#	182,885
2,880	EOG Resources, Inc.	235,296
24,150	Exxon Mobil Corp.	2,148,143
6,030	FMC Technologies, Inc.#	153,041
15,300	Frank’s International, NV^	188,496
6,045	Halliburton Company	263,925
7,970	Kinder Morgan, Inc.	162,030
3,900	Marathon Petroleum Corp.	153,621
6,900	National Oilwell Varco, Inc.	223,215
3,325	Occidental Petroleum Corp.	248,477
4,115	Phillips 66	312,987
990	Pioneer Natural Resources Company	160,944
7,895	Schlumberger, Ltd.	635,705
6,120	Valero Energy Corp.	319,954
3,815	World Fuel Services Corp.	181,594

		7,768,279

	Financials (26.3%)
7,400	American Express Company	477,004
9,600	American International Group, Inc.	522,624
1,850	AvalonBay Communities, Inc.	343,452
60,500	Bank of America Corp.	876,645

NUMBER OF SHARES		VALUE

5,540	Bank of Hawaii Corp.^	$381,817
6,400	Bank of New York Mellon Corp.	252,160
10,461	Berkshire Hathaway, Inc. - Class B#	1,509,208
670	BlackRock, Inc.	245,388
6,805	Brown & Brown, Inc.	249,471
4,150	Capital One Financial Corp.	278,382
1,080	Chubb Corp.	135,281
2,675	Cincinnati Financial Corp.	199,823
16,920	Citigroup, Inc.	741,265
1,950	Digital Realty Trust, Inc.	203,697
6,900	Discover Financial Services	392,196
5,135	East West Bancorp, Inc.	175,720
4,100	Equity Residential	278,759
6,125	Franklin Resources, Inc.	221,664
7,900	General Growth Properties, Inc.	252,405
2,045	Goldman Sachs Group, Inc.	324,766
7,800	Hartford Financial Services Group, Inc.	310,830
10,700	Host Hotels & Resorts, Inc.	189,818
435	Intercontinental Exchange, Inc.	114,927
865	Jones Lang LaSalle, Inc.	94,692
20,095	JPMorgan Chase & Company	1,285,477
5,660	Legg Mason, Inc.	193,232
8,600	MetLife, Inc.	367,564
4,540	Morgan Stanley	130,434
3,200	Northern Trust Corp.	216,288
2,950	PNC Financial Services Group, Inc.	243,818
6,390	Principal Financial Group, Inc.	297,966
8,340	Progressive Corp.	271,133
5,000	Prologis, Inc.	272,450
22,500	Regions Financial Corp.	206,325
1,785	Signature Bank#	214,628
1,800	SL Green Realty Corp.	212,076
9,790	Unum Group	327,084
11,300	US Bancorp	476,521
2,030	Vornado Realty Trust	218,022
26,740	Wells Fargo & Company	1,282,718
3,000	Welltower, Inc.	237,990
6,605	WR Berkley Corp.	384,345

		15,610,065

	Health Care (12.5%)
7,385	Abbott Laboratories	330,479
2,500	Aetna, Inc.	288,025
4,020	Agilent Technologies, Inc.	193,402
2,085	Allergan, PLC#	527,401
1,075	Anthem, Inc.	141,190
2,800	Cardinal Health, Inc.	234,080
2,900	Gilead Sciences, Inc.	230,463
14,660	Johnson & Johnson	1,835,872
5,965	Medtronic, PLC	522,713
13,070	Merck & Company, Inc.	766,686
3,415	PerkinElmer, Inc.	194,382
40,956	Pfizer, Inc.	1,510,867
2,195	Quest Diagnostics, Inc.	189,560
1,450	UnitedHealth Group, Inc.	207,640
1,840	Universal Health Services, Inc. - Class B	238,335

		7,411,095

	Industrials (10.1%)
1,300	Boeing Company	173,758
2,800	Crane Company	174,440

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

9,295	CSX Corp.	$263,327
2,850	Cummins, Inc.	349,895
1,750	Danaher Corp.	142,520
6,650	Eaton Corp., PLC	421,676
4,280	Emerson Electric Company	239,252
875	Fortive Corp.#	42,184
1,700	General Dynamics Corp.	249,713
38,230	General Electric Company	1,190,482
2,135	Hubbell, Inc.	230,217
6,040	ITT, Inc.	191,528
4,125	Jacobs Engineering Group, Inc.#	220,770
16,700	JetBlue Airways Corp.#	306,111
1,965	Parker-Hannifin Corp.	224,383
505	Raytheon Company	70,463
3,800	Spirit AeroSystems Holdings, Inc., - Class A#	164,844
2,350	Stanley Black & Decker, Inc.	285,995
4,085	Union Pacific Corp.	380,109
1,650	United Parcel Service, Inc. - Class B	178,365
3,110	United Technologies Corp.	334,792
2,870	Xylem, Inc.	137,215

		5,972,039

	Information Technology (11.5%)
1,950	Accenture, PLC - Class A	219,979
3,350	Analog Devices, Inc.	213,831
2,100	Ansys, Inc.#	187,656
2,796	Apple, Inc.	291,371
11,900	Applied Materials, Inc.	312,851
2,430	Automatic Data Processing, Inc.	216,149
37,275	Cisco Systems, Inc.	1,138,006
1,950	DST Systems, Inc.	240,493
6,700	FLIR Systems, Inc.	218,286
19,850	Intel Corp.	691,971
2,900	International Business Machines Corp.	465,798
7,900	Juniper Networks, Inc.	179,251
2,900	Lam Research Corp.^	260,333
3,700	Leidos Holdings, Inc.^	185,037
14,700	Micron Technology, Inc.#	201,978
4,700	Oracle Corp.	192,888
3,600	Paychex, Inc.	213,408
12,150	QUALCOMM, Inc.	760,347
3,900	Synopsys, Inc.#	211,224
10,200	Teradyne, Inc.	201,450
4,100	Xilinx, Inc.	209,428

		6,811,735

	Materials (2.6%)
12,300	Alcoa, Inc.	130,626
2,745	Celanese Corp.	174,088
4,500	Dow Chemical Company	241,515
2,295	E.I. du Pont de Nemours and Company	158,745
14,050	Graphic Packaging Holding Company	191,642
4,125	Mosaic Company	111,375
4,500	Newmont Mining Corp.	198,000
2,390	Reliance Steel & Aluminum Company	187,472
4,000	Westlake Chemical Corp.	182,960

		1,576,423

	Telecommunication Services (3.7%)
29,380	AT&T, Inc.	1,271,860

NUMBER OF SHARES		VALUE

7,800	CenturyLink, Inc.	$245,232
3,520	Level 3 Communications, Inc.#	178,112
8,785	Verizon Communications, Inc.	486,777

		2,181,981

	Utilities (5.0%)
4,000	American Electric Power Company, Inc.	277,200
3,800	Consolidated Edison, Inc.	304,304
2,480	Dominion Resources, Inc.	193,490
4,200	Duke Energy Corp.	359,478
3,400	Edison International	263,092
6,900	Exelon Corp.	257,232
1,940	NextEra Energy, Inc.	248,882
4,200	PG&E Corp.	268,548
3,800	PPL Corp.	143,298
5,450	Public Service Enterprise Group, Inc.	250,754
1,185	Sempra Energy	132,578
5,010	Southern Company	268,035

		2,966,891

	TOTAL COMMON STOCKS (Cost $56,488,929)	58,705,763

SHORT TERM INVESTMENT (1.3%)
775,277	Fidelity Prime Money Market Fund - Institutional Class (Cost $775,277)	775,277

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.9%)
515,825	Citibank NA	515,825
	Federal Home Loan Bank Discount Notes
236,961	0.000%, 08/19/16	236,961
148,091	0.000%, 08/18/16	148,091
37,811	Fidelity Prime Money Market Fund - Institutional Class	37,811
153,440	Goldman Sachs Financial Square Prime Obligations Fund	153,440
24,853	Morgan Stanley Institutional Liquidity Fund	24,853

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,116,981)	1,116,981

	TOTAL INVESTMENTS (102.2%) (Cost $58,381,187)	60,598,021

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.9%)		(1,116,981)

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

LIABILITIES, LESS OTHER ASSETS (-0.3%)	(209,662)

NET ASSETS (100.0%)	$59,271,378

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (90.7%)
	Consumer Discretionary (16.0%)
1,415	Amazon.com, Inc.#	$1,073,716
19,935	Comcast Corp. - Class A	1,340,629
9,925	Dollar General Corp.	940,294
13,100	Home Depot, Inc.	1,810,944
7,900	Liberty Global, PLC - Class A#	250,509
22,600	Norwegian Cruise Line Holdings, Ltd.#	962,760
15,400	Ross Stores, Inc.	952,182
7,100	Starbucks Corp.	412,155
1,800	Tesla Motors, Inc.#^	422,622

		8,165,811

	Consumer Staples (5.4%)
18,175	Mondelez International, Inc. - Class A	799,336
6,550	Monster Beverage Corp.#	1,052,126
10,850	Reynolds American, Inc.	543,151
4,550	Walgreens Boots Alliance, Inc.	360,588

		2,755,201

	Energy (2.5%)
4,550	Pioneer Natural Resources Company	739,694
6,500	Schlumberger, Ltd.	523,380

		1,263,074

	Financials (2.3%)
4,400	Intercontinental Exchange, Inc.	1,162,480

	Health Care (13.7%)
4,850	Acadia Healthcare Company, Inc.#	274,025
5,150	Alexion Pharmaceuticals, Inc.#	662,290
2,930	Allergan, PLC#	741,144
19,025	Baxter International, Inc.	913,580
5,500	BioMarin Pharmaceutical, Inc.#	546,810
8,250	Celgene Corp.#	925,567
6,650	Centene Corp.#	469,158
4,800	Edwards Lifesciences Corp.#	549,696
5,900	Incyte Corp.#	532,239
800	Intuitive Surgical, Inc.#	556,608
16,400	Zoetis, Inc.	827,708

		6,998,825

	Industrials (10.0%)
10,935	Fortune Brands Home & Security, Inc.	691,857
4,275	Middleby Corp.#	514,625
3,475	Northrop Grumman Corp.	752,789
3,950	Raytheon Company	551,144
24,000	Southwest Airlines Company	888,240
5,500	United Parcel Service, Inc. - Class B	594,550
14,400	Waste Connections, Inc.	1,072,512

		5,065,717

	Information Technology (38.1%)
7,525	Accenture, PLC - Class A	848,895
23,800	Activision Blizzard, Inc.	955,808
4,800	Alphabet, Inc. - Class A#	3,798,432

NUMBER OF SHARES		VALUE

33,050	Apple, Inc.	$3,444,140
16,900	Applied Materials, Inc.	444,301
3,430	CoStar Group, Inc.#	713,097
13,950	Facebook, Inc. - Class A#	1,728,963
30,450	FireEye, Inc.#	530,439
44,425	InterXion Holding, NV#	1,682,819
23,400	Microsoft Corp.	1,326,312
5,825	NXP Semiconductors, NV#	489,824
17,550	Sabre Corp.	511,583
10,600	Salesforce.com, Inc.#	867,080
3,020	Ultimate Software Group, Inc.#	631,482
18,600	Visa, Inc. - Class A	1,451,730

		19,424,905

	Telecommunication Services (2.7%)
30,000	T-Mobile USA, Inc.#	1,390,200

	TOTAL COMMON STOCKS (Cost $40,022,508)	46,226,213

SHORT TERM INVESTMENT (9.2%)
4,695,720	Fidelity Prime Money Market Fund - Institutional Class (Cost $4,695,720)	4,695,720

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)
191,462	Citibank NA	191,462
	Federal Home Loan Bank Discount Notes
87,954	0.000%, 08/19/16	87,954
54,968	0.000%, 08/18/16	54,968
14,035	Fidelity Prime Money Market Fund - Institutional Class	14,035
56,953	Goldman Sachs Financial Square Prime Obligations Fund	56,953
9,225	Morgan Stanley Institutional Liquidity Fund	9,225

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $414,597)	414,597

	TOTAL INVESTMENTS (100.7%) (Cost $45,132,825)	51,336,530

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.8%)		(414,597)

OTHER ASSETS, LESS LIABILITIES (0.1%)		82,706

NET ASSETS (100.0%)		$51,004,639

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (91.2%)
	Consumer Discretionary (21.3%)
4,400	Aramark	$157,740
5,500	Boyd Gaming Corp.#	107,855
3,475	Bright Horizons Family Solutions, Inc.#	233,068
4,050	Burlington Stores, Inc.#	309,865
5,400	Cedar Fair, LP	319,680
800	Domino’s Pizza, Inc.	117,840
4,660	Gentherm, Inc.#	156,390
551	Hasbro, Inc.	44,758
10,500	IMAX Corp.#	331,695
6,000	Norwegian Cruise Line Holdings, Ltd.#	255,600
1,005	Panera Bread Company - Class A#	220,417
3,950	Red Robin Gourmet Burgers, Inc.#	191,022
3,600	ServiceMaster Global Holdings, Inc.#	136,188
3,700	Six Flags Entertainment Corp.	208,643
1,060	Vail Resorts, Inc.	151,654
12,300	Videocon d2h, Ltd.#	121,893

		3,064,308

	Consumer Staples (1.1%)
1,245	Casey’s General Stores, Inc.	166,257

	Energy (1.8%)
1,575	Pioneer Natural Resources Company	256,048

	Financials (4.6%)
4,600	BankUnited, Inc.	138,092
5,300	Gaming and Leisure Properties, Inc.	189,899
7,600	PrivateBancorp, Inc.	335,920

		663,911

	Health Care (20.7%)
6,850	Acadia Healthcare Company, Inc.#	387,025
3,400	AMN Healthcare Services, Inc.#	143,820
1,900	Amsurg Corp.#	142,519
2,050	Centene Corp.#	144,627
14,050	Cerus Corp.#	103,830
1,510	DexCom, Inc.#	139,267
5,500	Envision Healthcare Holdings, Inc.#	135,245
2,200	Jazz Pharmaceuticals, PLC#	332,134
41,100	Staar Surgical Company#	281,124
3,500	STERIS, PLC	248,325
6,600	VCA, Inc.#	470,844
3,800	Veeva Systems, Inc., Class A#	144,362
8,800	Zeltiq Aesthetics, Inc.#	298,760

		2,971,882

	Industrials (12.3%)
4,950	Aerovironment, Inc.#	140,333
3,300	Allegion, PLC	238,887
3,296	Beacon Roofing Supply, Inc.#	154,978
5,950	BWX Technologies, Inc.	219,019

NUMBER OF SHARES		VALUE

2,600	Fortune Brands Home & Security, Inc.	$164,502
3,050	Granite Construction, Inc.	151,829
1,210	Middleby Corp.#	145,660
1,725	Orbital ATK, Inc.	150,282
449	United Rentals, Inc.#	35,772
4,900	Waste Connections, Inc.	364,952

		1,766,214

	Information Technology (26.0%)
46,000	Calix, Inc.#	355,120
3,700	CommVault Systems, Inc.#	191,438
1,850	CoStar Group, Inc.#	384,615
7,300	Criteo, SA#	322,587
9,400	FireEye, Inc.#	163,748
4,550	GoDaddy, Inc.#	136,136
14,700	Gogo, Inc.#	123,627
19,300	GTT Communications, Inc.#	396,229
1,850	Guidewire Software, Inc.#	113,720
2,770	Harris Corp.	239,937
13,675	InterXion Holding, NV#	518,009
1,800	PTC, Inc.#	71,514
4,025	Sabre Corp.	117,329
1,040	Ultimate Software Group, Inc.#	217,464
1,732	VeriFone Systems, Inc.#	33,185
24,900	Workiva, Inc.#	347,106

		3,731,764

	Materials (0.6%)
1,100	Packaging Corp. of America	82,159

	Telecommunication Services (2.8%)
14,350	Zayo Group Holdings, Inc.#	406,105

	TOTAL COMMON STOCKS (Cost $12,240,975)	13,108,648

SHORT TERM INVESTMENT (6.0%)
857,696	Fidelity Prime Money Market Fund - Institutional Class (Cost $857,696)	857,696

TOTAL INVESTMENTS (97.2%) (Cost $13,098,671)		13,966,344

OTHER ASSETS, LESS LIABILITIES (2.8%)		398,570

NET ASSETS (100.0%)		$14,364,914

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.1%)
	Consumer Discretionary (13.0%)
755	Amazon.com, Inc.#	$572,902
383	Charter Communications, Inc.#	89,955
7,060	Comcast Corp. - Class A	474,785
9,715	Ford Motor Company	122,992
4,115	General Motors Company, Inc.	129,787
3,700	Home Depot, Inc.	511,488
3,500	Lowe’s Companies, Inc.	287,980
2,920	McDonald’s Corp.	343,538
4,960	Nike, Inc. - Class B	275,280
4,420	Omnicom Group, Inc.	363,722
130	Priceline Group, Inc.#	175,605
1,205	Royal Caribbean Cruises, Ltd.	87,290
7,200	Starbucks Corp.	417,960
6,150	Target Corp.	463,279
1,855	Time Warner, Inc.	142,186
3,100	Walt Disney Company	297,445

		4,756,194

	Consumer Staples (9.1%)
4,450	Altria Group, Inc.	301,265
7,700	Coca-Cola Company	335,951
1,750	Costco Wholesale Corp.	292,635
2,475	CVS Health Corp.	229,482
3,020	Kroger Company	103,254
5,450	Mondelez International, Inc. - Class A	239,691
5,000	PepsiCo, Inc.	544,600
5,385	Philip Morris International, Inc.	539,900
2,870	Procter & Gamble Company	245,644
3,555	Reynolds American, Inc.	177,963
4,325	Walgreens Boots Alliance, Inc.	342,756

		3,353,141

	Energy (7.3%)
3,350	Anadarko Petroleum Corp.	182,676
3,940	Chevron Corp.	403,771
3,400	ConocoPhillips	138,788
1,770	EOG Resources, Inc.	144,609
8,495	Exxon Mobil Corp.	755,630
4,050	Halliburton Company	176,823
3,000	Hess Corp.	160,950
1,750	Marathon Petroleum Corp.	68,933
2,450	Occidental Petroleum Corp.	183,088
2,100	Phillips 66	159,726
3,865	Schlumberger, Ltd.	311,210

		2,686,204

	Financials (13.9%)
2,025	American Express Company	130,531
5,850	American International Group, Inc.	318,474
4,400	American Tower Corp.	509,388
18,800	Bank of America Corp.	272,412
8,850	Bank of New York Mellon Corp.	348,690
9,570	BB&T Corp.	352,846
3,255	Berkshire Hathaway, Inc. - Class B#	469,599
7,900	Charles Schwab Corp.	224,518
5,715	Citigroup, Inc.	250,374
1,050	Crown Castle International Corp.	101,882
800	Goldman Sachs Group, Inc.	127,048
1,225	Intercontinental Exchange, Inc.	323,645

NUMBER OF SHARES		VALUE

11,670	JPMorgan Chase & Company	$746,530
4,300	MetLife, Inc.	183,782
1,800	Prudential Financial, Inc.	135,522
800	Travelers Companies, Inc.	92,976
10,790	Wells Fargo & Company~	517,596

		5,105,813

	Health Care (14.5%)
4,850	Abbott Laboratories	217,037
3,200	AbbVie, Inc.	211,936
1,025	Alexion Pharmaceuticals, Inc.#	131,815
630	Allergan, PLC#	159,359
1,400	Amgen, Inc.	240,842
1,375	Anthem, Inc.	180,592
350	Biogen, Inc.#	101,476
3,200	Bristol-Myers Squibb Company	239,392
2,665	Cardinal Health, Inc.	222,794
2,175	Celgene Corp.#	244,013
1,650	Express Scripts Holding Company#	125,516
3,250	Gilead Sciences, Inc.	258,277
480	Illumina, Inc.#	79,848
4,500	Johnson & Johnson~	563,535
760	Laboratory Corp. of America Holdings#	106,066
2,170	Medtronic, PLC	190,157
6,350	Merck & Company, Inc.	372,491
20,550	Pfizer, Inc.	758,089
3,230	Stryker Corp.	375,584
1,020	Thermo Fisher Scientific, Inc.	162,017
1,535	UnitedHealth Group, Inc.	219,812
1,340	Zimmer Biomet Holdings, Inc.	175,728

		5,336,376

	Industrials (9.3%)
3,095	Boeing Company	413,678
8,480	CSX Corp.	240,238
3,475	Delta Air Lines, Inc.	134,656
3,300	Eaton Corp., PLC	209,253
20,965	General Electric Company	652,850
4,360	Honeywell International, Inc.	507,199
3,550	Ingersoll-Rand, PLC	235,223
735	Lockheed Martin Corp.	185,757
1,615	Stanley Black & Decker, Inc.	196,545
1,600	Union Pacific Corp.	148,880
975	United Parcel Service, Inc. - Class B	105,398
3,390	United Technologies Corp.	364,933

		3,394,610

	Information Technology (19.7%)
1,785	Accenture, PLC - Class A	201,366
175	Alphabet, Inc. - Class A#	138,484
1,002	Alphabet, Inc. - Class C#	770,328
12,100	Apple, Inc.	1,260,941
8,295	Cisco Systems, Inc.	253,246
2,100	Electronic Arts, Inc.#	160,272
5,050	Facebook, Inc. - Class A#	625,897
12,830	Intel Corp.	447,254
1,695	International Business Machines Corp.	272,251
2,400	Lam Research Corp.^	215,448
2,900	MasterCard, Inc. - Class A	276,196
17,335	Microsoft Corp.	982,548

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,300	NVIDIA Corp.	$188,430
5,150	QUALCOMM, Inc.	322,287
1,300	Red Hat, Inc.#	97,877
3,300	Salesforce.com, Inc.#	269,940
3,000	Texas Instruments, Inc.	209,250
4,650	Visa, Inc. - Class A	362,932
3,750	Xilinx, Inc.	191,550

		7,246,497

	Materials (2.2%)
1,700	Avery Dennison Corp.	132,413
5,350	Dow Chemical Company	287,135
4,300	E.I. du Pont de Nemours and Company	297,431
1,200	LyondellBasell Industries, NV - Class A	90,312

		807,291

	Telecommunication Services (4.2%)
11,800	AT&T, Inc.	510,822
18,284	Verizon Communications, Inc.	1,013,117

		1,523,939

	Utilities (3.9%)
4,400	Dominion Resources, Inc.	343,288
4,000	Duke Energy Corp.	342,360
9,500	Exelon Corp.	354,160
3,100	NextEra Energy, Inc.	397,699

		1,437,507

	TOTAL COMMON STOCKS (Cost $33,160,883)	35,647,572

SHORT TERM INVESTMENT (2.9%)
1,068,421	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,068,421)	1,068,421

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)
99,792	Citibank NA	$99,792
	Federal Home Loan Bank Discount Notes
45,843	0.000%, 08/19/16	45,843
28,650	0.000%, 08/18/16	28,650
7,315	Fidelity Prime Money Market Fund - Institutional Class	7,315
29,685	Goldman Sachs Financial Square Prime Obligations Fund	29,685
4,808	Morgan Stanley Institutional Liquidity Fund	4,808

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $216,093)	216,093

TOTAL INVESTMENTS (100.6%) (Cost $34,445,397)		36,932,086

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%)		(216,093)

OTHER ASSETS, LESS LIABILITIES (0.0%)		8,446

NET ASSETS (100.0%)		$36,724,439

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $249,841.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (90.8%)
	Consumer Discretionary (20.7%)
860	Aramark	$30,831
70	AutoZone, Inc.#	56,978
790	Burlington Stores, Inc.#	60,443
585	Dollar General Corp.	55,423
300	Dollar Tree, Inc.#	28,887
270	Expedia, Inc.	31,496
920	Gentherm, Inc.#	30,875
33	Hasbro, Inc.	2,681
1,165	IMAX Corp.#	36,802
485	Liberty Global, PLC - Class A#	15,379
895	Norwegian Cruise Line Holdings, Ltd.#	38,127
165	Panera Bread Company - Class A#	36,188
645	Red Robin Gourmet Burgers, Inc.#	31,192
500	Ross Stores, Inc.	30,915
840	ServiceMaster Global Holdings, Inc.#	31,777
585	Six Flags Entertainment Corp.	32,988
115	Tesla Motors, Inc.#	27,001

		577,983

	Consumer Staples (4.3%)
220	Casey’s General Stores, Inc.	29,379
365	Monster Beverage Corp.#	58,630
1,015	Whole Foods Market, Inc.	30,937

		118,946

	Energy (2.1%)
370	Pioneer Natural Resources Company	60,151

	Financials (3.5%)
1,250	Evercore Partners, Inc. - Class A	63,338
775	PrivateBancorp, Inc.	34,255

		97,593

	Health Care (20.4%)
915	Acadia Healthcare Company, Inc.#	51,697
560	Amsurg Corp.#	42,006
300	BioMarin Pharmaceutical, Inc.#	29,826
525	Centene Corp.#	37,039
285	DexCom, Inc.#	26,286
325	Edwards Lifesciences Corp.#	37,219
1,330	Envision Healthcare Holdings, Inc.#	32,705
355	Incyte Corp.#	32,024
40	Intuitive Surgical, Inc.#	27,830
255	Jazz Pharmaceuticals, PLC#	38,497
245	Perrigo Company, PLC	22,391
535	STERIS, PLC	37,958
640	VCA, Inc.#	45,658
1,060	Zeltiq Aesthetics, Inc.#	35,987
1,435	Zoetis, Inc.	72,424

		569,547

	Industrials (13.1%)
435	Allegion, PLC	31,490
600	Beacon Roofing Supply, Inc.#	28,212

NUMBER OF SHARES		VALUE

950	BWX Technologies, Inc.	$34,970
3,400	CSX Corp.	96,322
275	Fortune Brands Home & Security, Inc.	17,399
600	Granite Construction, Inc.	29,868
140	Middleby Corp.#	16,853
315	Orbital ATK, Inc.	27,443
1,125	Southwest Airlines Company	41,636
63	United Rentals, Inc.#	5,019
475	Waste Connections, Inc.	35,378

		364,590

	Information Technology (20.8%)
1,115	Activision Blizzard, Inc.	44,778
580	CommVault Systems, Inc.#	30,009
460	CoStar Group, Inc.#	95,634
330	Criteo, SA#	14,583
685	Dolby Laboratories, Inc.	34,462
3,420	FireEye, Inc.#	59,576
1,290	Genpact, Ltd.#	34,533
940	GoDaddy, Inc.#	28,125
4,300	Gogo, Inc.#	36,163
2,855	InterXion Holding, NV#	108,148
130	Intuit, Inc.	14,429
1,790	Sabre Corp.	52,179
100	Ultimate Software Group, Inc.#	20,910
346	VeriFone Systems, Inc.#	6,629

		580,158

	Materials (0.6%)
215	Packaging Corp. of America	16,058

	Telecommunication Services (5.3%)
1,950	T-Mobile USA, Inc.#	90,363
2,080	Zayo Group Holdings, Inc.#	58,864

		149,227

	TOTAL COMMON STOCKS (Cost $2,586,970)	2,534,253

SHORT TERM INVESTMENT (8.1%)
227,371	Fidelity Prime Money Market Fund - Institutional Class (Cost $227,371)	227,371

TOTAL INVESTMENTS (98.9%) (Cost $2,814,341)		2,761,624

OTHER ASSETS, LESS LIABILITIES (1.1%)		31,002

NET ASSETS (100.0%)		$2,792,626

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (100.0%)
		Consumer Discretionary (14.1%)
54,100	GBP	ASOS, PLC#	$3,229,902
152,750		Ctrip.com International, Ltd.#^	6,670,592
83,250		Delphi Automotive, PLC	5,646,015
863,500	GBP	Domino’s Pizza Group, PLC	4,534,880
1,230,685	INR	Motherson Sumi Systems, Ltd.	6,111,885
65,150	ZAR	Naspers, Ltd. - Class N	10,223,554
88,850	DKK	Pandora, A/S	11,572,817
14,500	JPY	Ryohin Keikaku Company, Ltd.	3,219,173
113,300	JPY	Toyota Motor Corp.	6,544,717
83,500	EUR	Wolters Kluwer, NV	3,513,151

			61,266,686

		Consumer Staples (14.5%)
370,000		AMBEV, SA	2,138,600
34,600	EUR	Anheuser-Busch InBev, SA	4,470,052
132,000	GBP	British American Tobacco, PLC	8,424,881
319,000	GBP	Diageo, PLC	9,141,480
210,000	GBP	Fevertree Drinks, PLC	2,523,193
108,900	JPY	Japan Tobacco, Inc.	4,247,070
105,000	CHF	Nestlé, SA	8,413,927
80,450	GBP	Reckitt Benckiser Group, PLC	7,800,445
215,000	EUR	Unilever, NV	9,959,735
2,590,000	MXN	Wal-Mart de Mexico SAB de CV	5,912,107

			63,031,490

		Energy (3.6%)
135,000	EUR	Royal Dutch Shell, PLC - Class A	3,516,638
93,000		Schlumberger, Ltd.	7,488,360
99,000	EUR	TOTAL, SA	4,761,291

			15,766,289

		Financials (11.2%)
888,400	HKD	AIA Group, Ltd.	5,534,014
62,000	EUR	AURELIUS Equity Opportunities SE & Co KGaA	3,779,242
42,007	EUR	Flow Traders*	1,488,668
265,000	INR	Housing Development Finance Corp., Ltd.	5,464,629
321,000	EUR	ING Groep, NV	3,588,782
57,600	EUR	KBC Group, NV#	2,994,136
951,000	JPY	Kenedix, Inc.	3,829,372
1,999,854	PHP	Metropolitan Bank & Trust Company	4,033,204
4,800	CHF	Partners Group Holding, AG	2,195,353
185,297	EUR	PATRIZIA Immobilien, AG#	4,679,564
130,000	JPY	Tokio Marine Holdings, Inc.	5,147,253
140,452	EUR	Vonovia, SE	5,568,551

			48,302,768

		Health Care (15.9%)
28,700		Allergan, PLC#	7,259,665
301,000	JPY	Chugai Pharmaceutical Company, Ltd.	11,248,806
99,000	EUR	Fresenius, SE & Company KGaA	7,395,078
160,000	DKK	H Lundbeck, A/S#	6,503,939
1,866,000	AUD	Healthscope, Ltd.	4,202,663
153,000	GBP	Hikma Pharmaceuticals, PLC	5,327,566
70,000		LivaNova, PLC#^	3,643,500
134,000	DKK	Novo Nordisk, A/S - Class B	7,620,083
32,800	CHF	Roche Holding, AG	8,372,791

NUMBER OF SHARES			VALUE

39,000	EUR	Sartorius, AG	$3,118,328
56,451	EUR	UCB, SA^	4,416,949

			69,109,368

		Industrials (13.8%)
207,000	GBP	Ashtead Group, PLC	3,276,255
61,000	CAD	Canadian National Railway Company	3,867,016
5,700	CHF	dorma+kaba Holding AG	4,161,413
51,700	JPY	FANUC Corp.	8,644,660
126,160	EUR	KION Group, AG	6,917,861
155,000	INR	Larsen & Toubro, Ltd.	3,617,126
243,000	JPY	MISUMI Group, Inc.	4,463,164
62,400	JPY	Nidec Corp.	5,662,243
52,250	EUR	Safran, SA	3,551,760
55,700	EUR	Schneider Electric, SE	3,634,047
380,000	JPY	Taisei Corp.	3,417,440
71,500	EUR	Thales, SA	6,512,197
105,000	GBP	Weir Group, PLC	2,034,450

			59,759,632

		Information Technology (20.3%)
28,500		Accenture, PLC - Class A	3,215,085
58,000		Alibaba Group Holding, Ltd.#	4,783,840
40,000	EUR	ASML Holding, NV	4,392,029
26,300		Baidu, Inc.#	4,197,480
4,300	JPY	Keyence Corp.	3,033,107
7,100	JPY	LINE Corp.#^	272,073
10,200	KRW	NAVER Corp.	6,471,739
68,700		NXP Semiconductors, NV#	5,776,983
60,400	JPY	Optex Company, Ltd.	1,396,507
126,800	EUR	SAP SE	11,097,973
221,000	JPY	Square Enix Holdings Company, Ltd.^	6,889,263
2,203,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	11,899,918
56,000	CHF	Temenos Group, AG#	3,462,905
628,900	HKD	Tencent Holdings, Ltd.	15,189,902
24,301	EUR	XING, AG^	4,855,853
48,000		Yandex, NV - Class A#	1,039,200

			87,973,857

		Materials (4.2%)
151,000	SEK	Boliden, AB	3,323,525
46,000	KRW	Kolon Industries, Inc.	3,581,769
290,000	AUD	Newcrest Mining, Ltd.#	5,509,638
200,000	CAD	Silver Wheaton Corp.	5,583,426

			17,998,358

		Telecommunication Services (2.4%)
270,000	EUR	Deutsche Telekom, AG	4,593,395
122,500	JPY	Nippon Telegraph & Telephone Corp.	5,821,172

			10,414,567

		TOTAL COMMON STOCKS (Cost $385,021,874)	433,623,015

SHORT TERM INVESTMENT (0.8%)
3,657,358		Fidelity Prime Money Market Fund - Institutional Class (Cost $3,657,358)	3,657,358

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.5%)
6,926,654	Citibank NA	$6,926,654
	Federal Home Loan Bank Discount Notes
3,181,986	0.000%, 08/19/16	3,181,986
1,988,612	0.000%, 08/18/16	1,988,612
507,744	Fidelity Prime Money Market Fund - Institutional Class	507,744
2,060,442	Goldman Sachs Financial Square Prime Obligations Fund	2,060,442
333,734	Morgan Stanley Institutional Liquidity Fund	333,734

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $14,999,172)	14,999,172

TOTAL INVESTMENTS (104.3%) (Cost $403,678,404)		452,279,545

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.5%)		(14,999,172)

LIABILITIES, LESS OTHER ASSETS (-0.8%)		(3,623,441)

NET ASSETS (100.0%)		$433,656,932

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	08/31/16	33,419,000	37,403,700	$(553,390)
JPMorgan Chase Bank N.A.	Japanese Yen	08/31/16	1,718,826,000	16,861,847	(418,873)

					$(972,263)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2016

	Value	% of Total Investments
European Monetary Unit	$108,805,280	24.1%
Japanese Yen	73,836,020	16.3%
US Dollar	70,515,850	15.6%
British Pound Sterling	46,293,052	10.2%
Swiss Franc	26,606,389	5.9%
Danish Krone	25,696,839	5.7%
Hong Kong Dollar	20,723,916	4.6%
Indian Rupee	15,193,640	3.4%
New Taiwan Dollar	11,899,918	2.6%
South African Rand	10,223,554	2.3%
South Korean Won	10,053,508	2.2%
Australian Dollar	9,712,301	2.1%
Canadian Dollar	9,450,442	2.1%
Mexican Peso	5,912,107	1.3%
Philippine Peso	4,033,204	0.9%
Swedish Krona	3,323,525	0.7%

Total Investments	$452,279,545	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (16.4%)
		Consumer Discretionary (6.2%)
		Ctrip.com International, Ltd.
12,100,000		1.000%, 07/01/20	$13,133,280
1,815,000		1.250%, 10/15/18	2,290,621
1,910,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	4,931,262
34,000,000	HKD	Shenzhou International Group Holdings, Ltd. 0.500%, 06/18/19	5,263,217
4,200,000	EUR	Steinhoff Finance Holding Company 1.250%, 10/21/23	4,787,415

			30,405,795

		Consumer Staples (0.8%)
480,300	ZAR	Shoprite Investments, Ltd. 6.500%, 04/03/17	4,187,636

		Financials (2.4%)
6,700,000		AYC Finance, Ltd. 0.500%, 05/02/19	7,332,077
4,200,000		China Overseas Finance Investment Cayman V, Ltd. 0.000%, 01/05/23	4,350,147

			11,682,224

		Health Care (1.3%)
7,600,000	SGD	Indah Capital, Ltd. 0.000%, 10/24/18	6,451,752

		Industrials (1.8%)
2,220,000		51job, Inc. 3.250%, 04/15/19	2,315,970
6,000,000		CRRC Corp., Ltd. 0.000%, 02/05/21	6,315,695

			8,631,665

		Information Technology (2.9%)
3,750,000		MercadoLibre, Inc. 2.250%, 07/01/19	5,029,537
4,350,000		NXP Semiconductors, NV 1.000%, 12/01/19	4,860,886
4,300,000		Semiconductor Manufacturing International Corp. 0.000%, 11/07/18	4,480,364

			14,370,787

		Materials (1.0%)
4,300,000		Newmont Mining Corp. 1.625%, 07/15/17	4,963,296

		TOTAL CONVERTIBLE BONDS (Cost $80,215,502)	80,693,155

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (1.0%)
		Financials (1.0%)
46,000		Mandatory Exchangeable Trust* 5.750% (Cost $4,600,000)	$4,866,110

COMMON STOCKS (81.4%)
		Consumer Discretionary (13.2%)
873,095	MXN	Alsea, SAB de CV^	3,119,394
3,100,000	HKD	Brilliance China Automotive Holdings, Ltd.	3,451,426
68,900		Delphi Automotive, PLC	4,672,798
377,585	TWD	Eclat Textile Company, Ltd.	4,232,411
3,998,667	IDR	Matahari Department Store, Tbk PT	6,102,722
1,740,255	INR	Motherson Sumi Systems, Ltd.	8,642,535
250,000	ZAR	Mr Price Group, Ltd.	4,122,699
72,640	ZAR	Naspers, Ltd. - Class N	11,398,910
81,700		New Oriental Education & Technology Group, Inc.	3,599,702
172,368	INR	Tata Motors, Ltd.	1,301,066
337,000	TWD	Tung Thih Electronic Company, Ltd.	4,574,468
58,000		Yum! Brands, Inc.	5,186,360
541,000	INR	Zee Entertainment Enterprises, Ltd.	4,022,596

			64,427,087

		Consumer Staples (14.4%)
1,245,063	BRL	Ambev, SA	7,219,092
9,900	KRW	Amorepacific Corp.	3,427,716
2,500,000	THB	CP ALL PCL	3,714,470
777,500	INR	Dabur India, Ltd.	3,528,494
264,000	GBP	Diageo, PLC	7,565,362
536,000	MXN	Fomento Economico Mexicano, SAB de CV	4,794,556
11,484,150	IDR	Hanjaya Mandala Sampoerna Tbk PT	3,186,170
472,653	BRL	Hypermarcas, SA	4,001,457
1,000,000	INR	ITC, Ltd.	3,782,998
363,000	EUR	Jeronimo Martins SGPS, SA	6,079,860
365,000	BRL	Raia Drogasil, SA	7,461,202
141,000	EUR	Unilever, NV	6,531,733
4,116,000	MXN	Wal-Mart de Mexico SAB de CV	9,395,456

			70,688,566

		Energy (4.4%)
86,000		Anadarko Petroleum Corp.	4,689,580
73,012	INR	Bharat Petroleum Corp, Ltd.	646,069
5,272,000	HKD	PetroChina Company, Ltd. - Class H	3,613,881
135,000	EUR	Royal Dutch Shell, PLC - Class A	3,516,638
190,000	EUR	TOTAL, SA	9,137,830

			21,603,998

		Financials (13.0%)
880,000	HKD	AIA Group, Ltd.	5,481,689
456,900	INR	Axis Bank, Ltd.	3,742,264
47,200		Banco Macro, SA	3,546,136
815,000	BRL	BB Seguridade Participacoes, SA	7,575,900
325,000		Commercial International Bank Egypt SAE	1,231,750

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

1,615,000	MXN	Fibra Uno Administracion, SA de CV	$3,285,987
71,000		First Cash Financial Services, Inc.	3,643,010
919,600	MXN	Grupo Financiero Banorte, SAB de CV	5,036,956
363,000	INR	Housing Development Finance Corp., Ltd.	7,485,510
430,000	INR	Indiabulls Housing Finance, Ltd.	4,916,955
660,000	THB	Kasikornbank, PCL	3,787,715
3,007,990	PHP	Metropolitan Bank & Trust Company	6,066,361
73,442,000	IDR	Pakuwon Jati Tbk PT	3,662,111
18,500	KRW	Samsung Fire & Marine Insurance Company, Ltd.	4,408,555

			63,870,899

		Health Care (3.8%)
50,400		China Biologic Products, Inc.#	6,016,752
217,000	GBP	Hikma Pharmaceuticals, PLC	7,556,090
15,235	KRW	Hugel, Inc.#	4,757,507

			18,330,349

		Industrials (5.4%)
1,250,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	3,959,387
182,000		Controladora Vuela Cia de Aviacion, SAB de CV#	3,294,200
28,800	JPY	FANUC Corp.	4,815,594
315,000	INR	Larsen & Toubro, Ltd.	7,350,934
14,313,698	IDR	Wijaya Karya Persero, Tbk PT	3,266,811
675,000	HKD	Zhuzhou CRRC Times Electric Co., Ltd.	3,734,625

			26,421,551

		Information Technology (18.1%)
44,680		Baidu, Inc.#	7,130,928
376,000	BRL	Cielo, SA	4,261,658
238,000	INR	Infosys, Ltd.	3,812,796
52,000	TWD	Largan Precision Company, Ltd.	5,590,421
16,100	KRW	NAVER Corp.	10,215,196
3,822,000	HKD	PAX Global Technology, Ltd.^	3,163,750
7,744	KRW	Samsung Electronics Co., Ltd.	10,655,569
2,792,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	15,085,018
89,518	INR	Tata Consultancy Services, Ltd.	3,506,841
667,100	HKD	Tencent Holdings, Ltd.	16,112,551
1,210,000	INR	Vakrangee, Ltd.	3,397,567
274,100		Yandex, NV - Class A#	5,934,265

			88,866,560

		Materials (5.0%)
230,000	ZAR	AngloGold Ashanti, Ltd.#	5,022,521
5,309,888	PHP	Cemex Holdings Philippines, Inc.*#	1,341,279
1,210,000	INR	Hindustan Zinc, Ltd.	3,705,891
55,000	KRW	Kolon Industries, Inc.	4,282,551
207,700	CAD	Silver Wheaton Corp.	5,798,388
451,776	INR	UPL, Ltd.	4,228,092

			24,378,722

		Telecommunication Services (3.2%)
849,500	HKD	China Mobile, Ltd.	10,519,805

NUMBER OF SHARES			VALUE

16,450,000	IDR	Telekomunikasi Indonesia Persero Tbk PT	$5,354,658

			15,874,463

		Utilities (0.9%)
80,000	KRW	Korea Electric Power Corp.	4,379,904

		TOTAL COMMON STOCKS (Cost $379,655,771)	398,842,099

SHORT TERM INVESTMENT (1.7%)
8,147,314		Fidelity Prime Money Market Fund - Institutional Class (Cost $8,147,314)	8,147,314

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)
816,486		Citibank NA	816,486
		Federal Home Loan Bank Discount Notes
375,079		0.000%, 08/19/16	375,079
234,410		0.000%, 08/18/16	234,410
59,851		Fidelity Prime Money Market Fund - Institutional Class	59,851
242,876		Goldman Sachs Financial Square Prime Obligations Fund	242,876
39,339		Morgan Stanley Institutional Liquidity Fund	39,339

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,768,041)	1,768,041

TOTAL INVESTMENTS (100.9%) (Cost $474,386,628)			494,316,719

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4%)			(1,768,041)

LIABILITIES, LESS OTHER ASSETS (-0.5%)			(2,370,578)

NET ASSETS (100.0%)			$490,178,100

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank N.A.	British Pound Sterling	08/31/16	10,693,000	14,158,020	(108,871)
Northern Trust Company	European Monetary Unit	08/31/16	21,994,000	24,616,445	(396,410)
JPMorgan Chase Bank N.A.	Japanese Yen	08/31/16	364,128,000	3,572,130	(88,737)

					$(594,018)

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2016

	Value	% of Total Investments
US Dollar	$123,730,081	25.0%
Indian Rupee	64,070,608	12.9%
Hong Kong Dollar	51,340,944	10.4%
South Korean Won	42,126,998	8.5%
Brazilian Real	30,519,309	6.2%
European Monetary Unit	30,053,476	6.1%
New Taiwan Dollar	29,482,318	6.0%
Mexican Peso	25,632,349	5.2%
South African Rand	24,731,766	5.0%
Indonesian Rupiah	21,572,472	4.4%
British Pound Sterling	15,121,452	3.0%
Thai Baht	7,502,185	1.5%
Philippine Peso	7,407,640	1.5%
Singapore Dollar	6,451,752	1.3%
Canadian Dollar	5,798,388	1.2%
Japanese Yen	4,815,594	1.0%
Turkish Lira	3,959,387	0.8%

Total Investments	$494,316,719	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.2%)
		Consumer Discretionary (15.3%)
24,447	MXN	Alsea, SAB de CV^	$87,344
169,400	IDR	Astra International, Tbk PT	100,304
116,000	HKD	Brilliance China Automotive Holdings, Ltd.	129,150
6,730		Ctrip.com International, Ltd.#	293,899
10,188	TWD	Eclat Textile Company, Ltd.	114,199
33,200	PHP	Jollibee Foods Corp.	179,803
5,000		Mahindra & Mahindra, Ltd.	110,750
146,870	IDR	Matahari Department Store, Tbk PT	224,152
9,100	ZAR	Mr Price Group, Ltd.	150,066
2,033	ZAR	Naspers, Ltd. - Class N	319,025
2,250		New Oriental Education & Technology Group, Inc.	99,135
1,850		Tata Motors, Ltd.	69,986
14,000	TWD	Tung Thih Electronic Company, Ltd.	190,037

			2,067,850

		Consumer Staples (12.6%)
34,000	BRL	Ambev, SA	197,138
300	KRW	Amorepacific Corp.	103,870
67,800	THB	CP ALL PCL	100,736
15,700	MXN	Fomento Economico Mexicano, SAB de CV	140,438
372,625	IDR	Hanjaya Mandala Sampoerna Tbk PT	103,381
17,440	BRL	Hypermarcas, SA	147,646
35,900		ITC, Ltd.	135,666
12,500	EUR	Jeronimo Martins SGPS, SA	209,362
11,350	BRL	Raia Drogasil, SA	232,013
5,000	ZAR	Shoprite Holdings, Ltd.	73,275
115,000	MXN	Wal-Mart de Mexico SAB de CV	262,507

			1,706,032

		Energy (3.8%)
73,000	HKD	CNOOC, Ltd.	87,982
2,810		Lukoil PJSC	122,117
1,800		Lukoil PJSC	76,950
163,000	HKD	PetroChina Company, Ltd. - Class H	111,734
6,200		YPF, SA	114,514

			513,297

		Financials (18.4%)
24,200	HKD	AIA Group, Ltd.	150,746
3,325		Axis Bank, Ltd.	135,660
137,100	PHP	Ayala Land, Inc.	115,012
1,740		Banco Macro, SA	130,726
22,100	BRL	BB Seguridade Participacoes, SA	205,432
42,000	HKD	China Overseas Land & Investment, Ltd.	138,540
17,800		Commercial International Bank Egypt SAE	67,462
50,000	MXN	Fibra Uno Administracion, SA de CV	101,733
31,700	MXN	Grupo Financiero Banorte, SAB de CV	173,631
3,325	PHP	GT Capital Holdings, Inc.	108,741
14,625		ICICI Bank, Ltd.	110,857
53,520	BRL	Itausa - Investimentos Itau, SA	137,993

NUMBER OF SHARES			VALUE

20,700	THB	Kasikornbank, PCL	$118,797
1,950	PLN	KRUK, SA	104,833
20,300	THB	Krungthai Card PCL	71,397
101,043	PHP	Metropolitan Bank & Trust Company	203,778
2,731,000	IDR	Pakuwon Jati Tbk PT	136,179
595	KRW	Samsung Fire & Marine Insurance Company, Ltd.	141,789
14,650		Sberbank of Russia PJSC	127,470

			2,480,776

		Health Care (6.1%)
1,985		China Biologic Products, Inc.^#	236,969
8,140	GBP	Hikma Pharmaceuticals, PLC	283,441
611	KRW	Hugel, Inc.#	190,800
66,200	MYR	IHH Healthcare Bhd	106,362

			817,572

		Industrials (7.9%)
44,770	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	141,810
8,200		Controladora Vuela Cia de Aviacion, SAB de CV#	148,420
40,500	HKD	Johnson Electric Holdings, Ltd.	101,914
14,500		Larsen & Toubro, Ltd.	337,125
850,500	IDR	Wijaya Karya Persero, Tbk PT	194,109
27,000	HKD	Zhuzhou CRRC Times Electric Co., Ltd.	149,385

			1,072,763

		Information Technology (26.0%)
2,430		Alibaba Group Holding, Ltd.#	200,426
1,230		Baidu, Inc.#	196,308
14,300	BRL	Cielo, SA	162,079
9,830		Infosys, Ltd.	161,507
2,000	TWD	Largan Precision Company, Ltd.	215,016
15,900	BRL	Linx, SA	90,475
964		MercadoLibre, Inc.	147,569
570	KRW	NAVER Corp.	361,656
98,000	HKD	PAX Global Technology, Ltd.^	81,122
310	KRW	Samsung Electronics Co., Ltd.	426,553
1,626,500	HKD	Semiconductor Manufacturing International Corp.#	131,861
5,000	TWD	Silergy Corp.	64,673
90,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	486,152
23,400	HKD	Tencent Holdings, Ltd.	565,183
10,570		Yandex, NV - Class A#	228,840

			3,519,420

		Materials (3.9%)
12,650	ZAR	AngloGold Ashanti, Ltd.#	276,239
290,958	PHP	Cemex Holdings Philippines, Inc.#*	73,496
2,300	KRW	Kolon Industries, Inc.	179,088

			528,823

		Telecommunication Services (4.2%)
33,500	HKD	China Mobile, Ltd.	414,848
460,000	IDR	Telekomunikasi Indonesia Persero Tbk PT	149,735

			564,583

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Utilities (1.0%)
2,540	KRW	Korea Electric Power Corp.	$139,062

		TOTAL COMMON STOCKS (Cost $12,581,134)	13,410,178

SHORT TERM INVESTMENT (0.8%)
106,796		Fidelity Prime Money Market Fund - Institutional Class (Cost $106,796)	106,796

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)
102,632		Citibank NA	102,632
		Federal Home Loan Bank Discount Notes
47,148		0.000%, 08/19/16	47,148
29,465		0.000%, 08/18/16	29,465
7,523		Fidelity Prime Money Market Fund - Institutional Class	7,523
30,530		Goldman Sachs Financial Square Prime Obligations Fund	30,530
4,945		Morgan Stanley Institutional Liquidity Fund	4,945

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $222,243)	222,243

TOTAL INVESTMENTS (101.6%) (Cost $12,910,173)			13,739,217

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)			(222,243)

OTHER ASSETS, LESS LIABILITIES (0.0%)			798

NET ASSETS (100.0%)			$13,517,772

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank N.A.	British Pound Sterling	08/31/16	196,000	259,513	(1,996)

					$(1,996)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The common stocks amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2016

	Value	% of Total Investments
US Dollar	$3,581,395	26.1%

Hong Kong Dollar	2,062,465	15.0%
South Korean Won	1,542,818	11.2%

Brazilian Real	1,172,776	8.5%
New Taiwan Dollar	1,070,077	7.8%

Indonesian Rupiah	907,860	6.6%
South African Rand	818,605	6.0%

Mexican Peso	765,653	5.6%
Philippine Peso	680,830	4.9%

Thai Baht	290,930	2.1%
British Pound Sterling	283,441	2.1%

European Monetary Unit	209,362	1.5%
Turkish Lira	141,810	1.0%

Malaysian Ringgit	106,362	0.8%
Polish Zloty	104,833	0.8%

Total Investments	$13,739,217	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.5%)
		Consumer Discretionary (18.5%)
1,620		Amazon.com, Inc.#	$1,229,272
31,300		Comcast Corp. - Class A	2,104,925
46,000		Ctrip.com International, Ltd.#^	2,008,820
25,900		Delphi Automotive, PLC	1,756,538
19,600		Dollar General Corp.	1,856,904
298,200	GBP	Domino’s Pizza Group, PLC	1,566,070
24,000		Johnson Controls, Inc.	1,102,080
290,000	INR	Motherson Sumi Systems, Ltd.	1,440,211
20,267	ZAR	Naspers, Ltd. - Class N	3,180,365
25,500	DKK	Pandora, A/S	3,321,405
1,615		Priceline Group, Inc.#	2,181,558
17,000		PulteGroup, Inc.	360,060
12,000		Ross Stores, Inc.	741,960
5,500		Tesla Motors, Inc.#^	1,291,345
29,100	JPY	Toyota Motor Corp.^	1,680,947
34,800	EUR	Wolters Kluwer, NV	1,464,164

			27,286,624

		Consumer Staples (8.5%)
11,555	EUR	Anheuser-Busch InBev, SA	1,492,816
38,600	GBP	British American Tobacco, PLC	2,463,639
100,600	GBP	Diageo, PLC	2,882,862
72,000	GBP	Fevertree Drinks, PLC	865,095
7,500	GBP	Reckitt Benckiser Group, PLC	727,201
34,000	EUR	Unilever, NV	1,575,028
460,000	MXN	Wal-Mart de Mexico SAB de CV	1,050,027
18,100		Walgreens Boots Alliance, Inc.	1,434,425

			12,491,093

		Energy (3.5%)
28,800		Anadarko Petroleum Corp.	1,570,464
9,150		EOG Resources, Inc.	747,555
43,100	EUR	Royal Dutch Shell, PLC - Class A	1,122,719
21,300		Schlumberger, Ltd.	1,715,076

			5,155,814

		Financials (8.6%)
219,600	HKD	AIA Group, Ltd.	1,367,930
17,000		American Express Company	1,095,820
18,500	EUR	AURELIUS Equity Opportunities SE & Co KGaA	1,127,677
14,900		Citigroup, Inc.	652,769
28,200		First Cash Financial Services, Inc.	1,446,942
72,400	INR	Housing Development Finance Corp., Ltd.	1,492,978
113,000	EUR	ING Groep, NV	1,263,341
18,500		JPMorgan Chase & Company	1,183,445
49,500	EUR	PATRIZIA Immobilien, AG#	1,250,093
43,035	EUR	Vonovia, SE	1,706,224

			12,587,219

		Health Care (15.7%)
10,600		Allergan, PLC#	2,681,270
23,150		Celgene Corp.#	2,597,198
71,600	JPY	Chugai Pharmaceutical Company, Ltd.	2,675,796
12,650		Edwards Lifesciences Corp.#	1,448,678
45,000	DKK	H Lundbeck, A/S#	1,829,233
7,370		Illumina, Inc.#	1,225,999
4,305		Intuitive Surgical, Inc.#	2,995,247

NUMBER OF SHARES			VALUE

14,915		Laboratory Corp. of America Holdings#	$2,081,537
23,000	DKK	Novo Nordisk, A/S - Class B	1,307,925
9,800	EUR	Sartorius, AG	783,580
19,500	EUR	UCB, SA^	1,525,757
14,400		Zimmer Biomet Holdings, Inc.	1,888,416

			23,040,636

		Industrials (9.3%)
58,000	GBP	Ashtead Group, PLC	917,985
29,800		CSX Corp.	844,234
2,540	CHF	dorma+kaba Holding AG	1,854,384
13,100	JPY	FANUC Corp.	2,190,426
43,209	EUR	KION Group, AG	2,369,324
48,500	INR	Larsen & Toubro, Ltd.	1,131,810
16,100	JPY	Nidec Corp.	1,460,931
17,400	EUR	Thales, SA	1,584,787
12,000		United Parcel Service, Inc. - Class B	1,297,200

			13,651,081

		Information Technology (28.8%)
18,300		Alibaba Group Holding, Ltd.#	1,509,384
9,025		Alphabet, Inc. - Class A#	7,141,844
2,887		Alphabet, Inc. - Class C#	2,219,497
43,718		Apple, Inc.	4,555,853
10,300	EUR	ASML Holding, NV	1,130,947
8,800		Baidu, Inc.#	1,404,480
28,000		Facebook, Inc. - Class A#	3,470,320
14,000		Lam Research Corp.^	1,256,780
2,300	JPY	LINE Corp.#	88,136
11,700		MasterCard, Inc. - Class A	1,114,308
2,500	KRW	NAVER Corp.	1,586,211
13,000		NXP Semiconductors, NV#	1,093,170
31,600	EUR	SAP SE	2,765,741
70,300	JPY	Square Enix Holdings Company, Ltd.	2,191,471
649,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,505,695
19,000	CHF	Temenos Group, AG#	1,174,914
150,000	HKD	Tencent Holdings, Ltd.	3,622,969
98,600		Trimble Navigation, Ltd.#	2,606,984

			42,438,704

		Materials (4.8%)
34,000	SEK	Boliden, AB	748,344
16,000	KRW	Kolon Industries, Inc.	1,245,833
72,700		Newmont Mining Corp.	3,198,800
65,000	CAD	Silver Wheaton Corp.	1,814,613

			7,007,590

		Telecommunication Services (1.8%)
25,000		AT&T, Inc.	1,082,250
32,600	JPY	Nippon Telegraph & Telephone Corp.	1,549,144

			2,631,394

		TOTAL COMMON STOCKS (Cost $119,399,502)	146,290,155

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.1%)
3,047,430	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,047,430)	$3,047,430

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.4%)
3,015,787	Citibank NA	3,015,787
	Federal Home Loan Bank Discount Notes
1,385,401	0.000%, 08/19/16	1,385,401
865,819	0.000%, 08/18/16	865,819
221,066	Fidelity Prime Money Market Fund - Institutional Class	221,066
897,093	Goldman Sachs Financial Square Prime Obligations Fund	897,093
145,304	Morgan Stanley Institutional Liquidity Fund	145,304

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $6,530,470)	6,530,470

TOTAL INVESTMENTS (106.0%) (Cost $128,977,402)		155,868,055

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.4%)		(6,530,470)

LIABILITIES, LESS OTHER ASSETS (-1.6%)		(2,250,936)

NET ASSETS (100.0%)		$147,086,649

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank N.A.	British Pound Sterling	08/31/16	1,101,000	$1,457,774	$(11,210)
Northern Trust Company	European Monetary Unit	08/31/16	10,511,000	11,764,275	(176,312)
JPMorgan Chase Bank N.A.	Japanese Yen	08/31/16	396,434,000	9,228,396	(93,400)

					$(280,922)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2016

	Value	% of Total Investments
US Dollar	$81,771,307	52.5%
European Monetary Unit	21,162,198	13.6%
Japanese Yen	11,836,851	7.6%
British Pound Sterling	9,422,852	6.0%
Danish Krone	6,458,563	4.1%
Hong Kong Dollar	4,990,899	3.2%
Indian Rupee	4,064,999	2.6%
New Taiwan Dollar	3,505,695	2.3%
South African Rand	3,180,365	2.0%
Swiss Franc	3,029,298	1.9%
South Korean Won	2,832,044	1.8%
Canadian Dollar	1,814,613	1.2%
Mexican Peso	1,050,027	0.7%
Swedish Krona	748,344	0.5%

Total Investments	$155,868,055	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (14.6%)
	Consumer Discretionary (3.6%)
29,395,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	$33,713,125
13,063,000	Liberty Media Corp. 1.375%, 10/15/23	13,939,854
	Priceline Group, Inc.
10,844,000	0.350%, 06/15/20	13,202,841
8,030,000	1.000%, 03/15/18	11,905,920
13,700,000	Tesla Motors, Inc. 1.250%, 03/01/21	12,074,975

		84,836,715

	Financials (0.2%)
4,500,000	Spirit Realty Capital, Inc. 2.875%, 05/15/19	5,051,768

	Health Care (1.3%)
10,700,000	Hologic, Inc.‡ 0.000%, 12/15/43	13,230,282
17,525,000	Illumina, Inc. 0.000%, 06/15/19	17,869,980

		31,100,262

	Industrials (0.6%)
10,050,000	Air Lease Corp. 3.875%, 12/01/18	12,568,631

	Information Technology (8.1%)
5,812,000	Blackhawk Network Holdings, Inc.* 1.500%, 01/15/22	5,945,676
8,250,000	Citrix Systems, Inc. 0.500%, 04/15/19	9,683,685
7,410,000	Euronet Worldwide, Inc. 1.500%, 10/01/44	9,095,553
12,500,000	Intel Corp. 3.250%, 08/01/39	21,372,687
14,260,000	Microchip Technology, Inc. 1.625%, 02/15/25	17,090,895
6,600,000	NVIDIA Corp. 1.000%, 12/01/18	18,678,924
16,650,000	NXP Semiconductors, NV^ 1.000%, 12/01/19	18,605,459
13,860,000	ON Semiconductor Corp. 1.000%, 12/01/20	13,006,917
10,200,000	Red Hat, Inc.^ 0.250%, 10/01/19	12,539,574
19,925,000	Salesforce.com, Inc. 0.250%, 04/01/18	26,245,110
	WebMD Health Corp.
6,862,000	2.625%, 06/15/23*	6,953,676
2,175,000	2.500%, 01/31/18	2,448,300
11,400,000	Workday, Inc. 0.750%, 07/15/18	13,461,177
14,700,000	Yahoo!, Inc. 0.000%, 12/01/18	14,655,974

		189,783,607

PRINCIPAL AMOUNT		VALUE

	Materials (0.8%)
3,450,000	Royal Gold, Inc. 2.875%, 06/15/19	$3,940,745
12,721,000	RTI International Metals, Inc. 1.625%, 10/15/19	14,152,940

		18,093,685

	TOTAL CONVERTIBLE BONDS (Cost $307,125,664)	341,434,668

SYNTHETIC CONVERTIBLE SECURITIES (8.2%)¤
Corporate Bonds (7.4%)
	Consumer Discretionary (4.4%)
5,153,000	Dana Holding Corp. 5.500%, 12/15/24	5,233,516
	DISH DBS Corp.
12,500,000	5.875%, 07/15/22	12,523,437
10,030,000	5.125%, 05/01/20	10,287,019
23,500,000	Expedia, Inc. 5.950%, 08/15/20	26,477,215
5,935,000	GameStop Corp.* 6.750%, 03/15/21	6,035,153
9,900,000	Home Depot, Inc. 2.700%, 04/01/23	10,467,221
23,000,000	L Brands, Inc. 5.625%, 02/15/22	25,458,125
2,429,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	2,732,139
3,040,000	PVH Corp. 4.500%, 12/15/22	3,161,600

		102,375,425

	Consumer Staples (0.5%)
9,865,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	10,886,817

	Financials (0.8%)
4,950,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	5,176,487
12,000,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	12,451,200

		17,627,687

	Health Care (0.1%)
3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,125,625

	Industrials (0.0%)
1,020,000	Icahn Enterprises, LP 4.875%, 03/15/19	1,015,537

	Information Technology (1.3%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,302,475
9,865,000	Alphabet, Inc. 3.375%, 02/25/24	10,895,301
4,935,000	Apple, Inc. 3.450%, 05/06/24	5,387,194

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

11,415,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	$11,172,431

		29,757,401

	Materials (0.3%)
7,135,000	Alcoa, Inc. 5.125%, 10/01/24	7,536,344

	TOTAL CORPORATE BONDS	172,324,836

U.S. Government and Agency Securities (0.8%)
	United States Treasury Note
11,600,000	1.125%, 06/30/21	11,655,734
5,800,000	1.625%, 05/15/26	5,890,172

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	17,545,906

NUMBER OF CONTRACTS		VALUE
Purchased Option (0.0%)#
	Other (0.0%)
862	S&P 500 Index Call, 08/19/16, Strike $2,230.00	103,440

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $182,352,792)	189,974,182

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (12.0%)
	Consumer Staples (0.6%)
176,350	Tyson Foods, Inc. 4.750%	14,197,939

	Energy (0.6%)
211,030	Hess Corp. 8.000%	13,911,098

	Financials (3.8%)
462,500	Affiliated Managers Group, Inc. 5.150%	25,582,031
	American Tower Corp.
161,930	5.250%	18,238,176
54,000	5.500%	5,975,100
220,000	Crown Castle International Corp. 4.500%	25,401,200
118,980	Mandatory Exchangeable Trust* 5.750%	12,586,299

		87,782,806

	Health Care (2.6%)
47,715	Allergan, PLC 5.500%	42,768,863
389,975	Anthem, Inc. 5.250%	17,342,188

		60,111,051

NUMBER OF SHARES		VALUE

	Industrials (0.7%)
135,000	Stanley Black & Decker, Inc. 6.250%	$17,011,350

	Telecommunication Services (0.8%)
236,200	T-Mobile USA, Inc. 5.500%	18,440,134

	Utilities (2.9%)
301,775	Dominion Resources, Inc. 6.375%	15,734,548
320,000	Exelon Corp. 6.500%	16,016,000
575,000	NextEra Energy, Inc.^~ 6.371%	35,891,500

		67,642,048

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $251,097,425)	279,096,426

COMMON STOCKS (61.7%)
	Consumer Discretionary (8.2%)
47,500	Amazon.com, Inc.#~	36,043,475
292,200	Comcast Corp. - Class A~	19,650,450
245,500	Home Depot, Inc.	33,937,920
155,600	Lowe’s Companies, Inc.	12,802,768
519,829	Newell Rubbermaid, Inc.	27,270,229
214,100	Nike, Inc. - Class B	11,882,550
508,000	Starbucks Corp.	29,489,400
200,000	Walt Disney Company~	19,190,000

		190,266,792

	Consumer Staples (8.1%)
825,000	Coca-Cola Company~	35,994,750
215,000	Costco Wholesale Corp.~	35,952,300
560,000	Mondelez International, Inc. - Class A	24,628,800
215,000	PepsiCo, Inc.	23,417,800
200,000	Philip Morris International, Inc.	20,052,000
321,000	Procter & Gamble Company	27,474,390
280,000	Walgreens Boots Alliance, Inc.	22,190,000

		189,710,040

	Energy (5.0%)
200,000	Anadarko Petroleum Corp.~	10,906,000
130,600	Chevron Corp.~	13,383,888
140,000	EOG Resources, Inc.	11,438,000
409,000	Exxon Mobil Corp.	36,380,550
265,000	Halliburton Company	11,569,900
234,150	Occidental Petroleum Corp.	17,498,030
179,000	Schlumberger, Ltd.	14,413,080

		115,589,448

	Financials (9.0%)
520,000	American International Group, Inc.~	28,308,800
304,500	Bank of New York Mellon Corp.~	11,997,300
558,000	Citigroup, Inc.~	24,445,980
64,450	Intercontinental Exchange, Inc.	17,027,690
815,705	JPMorgan Chase & Company	52,180,649
400,890	MetLife, Inc.	17,134,038

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,250,000	Wells Fargo & Company	$59,962,500

		211,056,957

	Health Care (10.1%)
76,270	Alexion Pharmaceuticals, Inc.#~	9,808,322
215,000	Celgene Corp.#~	24,120,850
172,000	Gilead Sciences, Inc.	13,668,840
388,675	Johnson & Johnson	48,673,770
136,500	Medtronic, PLC	11,961,495
402,975	Merck & Company, Inc.	23,638,514
870,000	Pfizer, Inc.	32,094,300
218,675	Stryker Corp.	25,427,529
89,500	UnitedHealth Group, Inc.	12,816,400
249,000	Zimmer Biomet Holdings, Inc.	32,653,860

		234,863,880

	Industrials (8.6%)
92,000	Boeing Company~	12,296,720
400,000	CSX Corp.~	11,332,000
416,000	Delta Air Lines, Inc.~	16,120,000
240,800	Eaton Corp., PLC	15,269,128
1,100,000	General Electric Company	34,254,000
177,300	Honeywell International, Inc.	20,625,309
47,975	Lockheed Martin Corp.	12,124,722
54,500	Northrop Grumman Corp.	11,806,335
156,600	Southwest Airlines Company	5,795,766
136,750	Union Pacific Corp.	12,724,587
240,000	United Parcel Service, Inc. - Class B	25,944,000
216,372	United Technologies Corp.	23,292,446

		201,585,013

	Information Technology (11.4%)
193,500	Accenture, PLC - Class A	21,828,735
67,500	Alphabet, Inc. - Class A#~	53,415,450
671,400	Apple, Inc.~	69,966,594
205,800	Facebook, Inc. - Class A#	25,506,852
81,891	Lam Research Corp.^~	7,351,355
270,100	MasterCard, Inc. - Class A	25,724,324
869,000	Microsoft Corp.	49,254,920
217,000	QUALCOMM, Inc.	13,579,860

		266,628,090

	Telecommunication Services (1.3%)
271,175	AT&T, Inc.~	11,739,166
319,000	Verizon Communications, Inc.	17,675,790

		29,414,956

	TOTAL COMMON STOCKS (Cost $1,152,219,647)	1,439,115,176

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.0%)#
	Other (0.0%)
862	S&P 500 Index Put, 08/19/16, Strike $2,150.00 (Cost $2,132,192)	991,300

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (4.1%)
96,273,714	Fidelity Prime Money Market Fund - Institutional Class (Cost $96,273,714)	$96,273,714

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.1%)
11,679,919	Citibank NA	11,679,919
	Federal Home Loan Bank Discount Notes
5,365,554	0.000%, 08/19/16	5,365,554
3,353,254	0.000%, 08/18/16	3,353,254
856,173	Fidelity Prime Money Market Fund - Institutional Class	856,173
3,474,375	Goldman Sachs Financial Square Prime Obligations Fund	3,474,375
562,751	Morgan Stanley Institutional Liquidity Fund	562,751

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $25,292,026)	25,292,026

	TOTAL INVESTMENTS (101.7%) (Cost $2,016,493,460)	2,372,177,492

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%)		(25,292,026)

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(14,530,882)

NET ASSETS (100.0%)		$2,332,354,584

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank N.A	Japanese Yen	08/31/16	7,338,000	72,150	2,664

					$2,664

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Japanese Yen	08/31/16	7,338,000	72,150	(2,544)

					$(2,544)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.2%)#
	Health Care (0.0%)
865	Gilead Sciences, Inc. Put, 08/05/16, Strike $78.50	(48,440)

		(48,440)

	Other (-0.2%)
	S&P 500 Index

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

862	Put, 08/19/16, Strike $2,000.00	$(99,130)
862	Call, 12/30/16, Strike $2,200.00	(4,728,070)

		(4,827,200)

	TOTAL WRITTEN OPTIONS (Premium $4,728,582)	(4,875,640)

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2016.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $75,216,481.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (34.3%)
		Consumer Discretionary (11.7%)
720,000		CalAtlantic Group, Inc. 1.250%, 08/01/32	$769,122
		Ctrip.com International, Ltd.
7,155,000		1.000%, 07/01/20	7,766,001
1,200,000		1.250%, 10/15/18	1,514,460
170,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	1,776,698
1,261,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	3,255,666
10,885,000		Priceline Group, Inc. 0.900%, 09/15/21	11,307,828
3,000,000	EUR	Steinhoff Finance Holding Company 1.250%, 10/21/23	3,419,582
		Tesla Motors, Inc.
7,270,000		1.250%, 03/01/21	6,407,669
1,900,000		0.250%, 03/01/19	1,747,715

			37,964,741

		Financials (6.6%)
3,500,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	4,696,592
4,038,000		AYC Finance, Ltd. 0.500%, 05/02/19	4,418,945
6,300,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	7,195,306
2,050,000	CAD	Element Financial Corp.* 4.250%, 06/30/20	1,605,709
3,000,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	3,610,557

			21,527,109

		Health Care (0.7%)
2,030,000		Medidata Solutions, Inc. 1.000%, 08/01/18	2,370,725

		Industrials (6.8%)
3,000,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	3,766,552
1,500,000		CRRC Corp., Ltd. 0.000%, 02/05/21	1,578,924
5,650,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	5,651,583
3,500,000		MISUMI Group, Inc. 0.000%, 10/22/18	5,319,623
1,300,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	1,606,837
3,892,500	EUR	Safran, SA 0.000%, 12/31/20	4,075,529

			21,999,048

		Information Technology (4.6%)
3,440,000		NXP Semiconductors, NV^ 1.000%, 12/01/19	3,844,011
1,088,000		ON Semiconductor Corp. 2.625%, 12/15/26	1,164,715
2,700,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	2,558,126

PRINCIPAL AMOUNT			VALUE

1,375,000		Salesforce.com, Inc. 0.250%, 04/01/18	$1,811,143
1,555,000		WebMD Health Corp. 2.500%, 01/31/18	1,750,394
3,390,000		Workday, Inc. 0.750%, 07/15/18	4,002,929

			15,131,318

		Materials (2.7%)
3,500,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	5,010,640
3,400,000		Newmont Mining Corp.^ 1.625%, 07/15/17	3,924,467

			8,935,107

		Telecommunication Services (1.2%)
3,500,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	3,849,635

		TOTAL CONVERTIBLE BONDS (Cost $113,058,551)	111,777,683

SYNTHETIC CONVERTIBLE SECURITIES (2.9%)¤
Corporate Bonds (2.6%)
		Consumer Discretionary (1.8%)
2,275,000		L Brands, Inc. 5.625%, 02/15/22	2,518,141
3,270,000		Toll Brothers Finance Corp. 4.000%, 12/31/18	3,421,237

			5,939,378

		Industrials (0.8%)
2,725,000		Icahn Enterprises, LP 4.875%, 03/15/19	2,713,078

		TOTAL CORPORATE BONDS	8,652,456

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.3%)#
		Health Care (0.2%)
76		Intuitive Surgical, Inc. Call, 01/20/17, Strike $640.00	604,200

		Information Technology (0.1%)
397		Lam Research Corp. Call, 01/20/17, Strike $82.50	424,790

		TOTAL PURCHASED OPTIONS	1,028,990

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,038,835)	9,681,446

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.2%)
		Financials (2.0%)
28,600		American Tower Corp. 5.250%	$3,221,218
32,925		Mandatory Exchangeable Trust* 5.750%	3,482,971

			6,704,189

		Health Care (3.1%)
9,395		Allergan, PLC 5.500%	8,421,114
36,095		Anthem, Inc. 5.250%	1,605,145

			10,026,259

		Telecommunication Services (0.9%)
36,000		T-Mobile USA, Inc. 5.500%	2,810,520

		Utilities (1.2%)
63,830		NextEra Energy, Inc. 6.371%	3,984,269

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,023,596)	23,525,237

COMMON STOCKS (54.6%)
		Consumer Discretionary (5.2%)
56,770		Comcast Corp. - Class A	3,817,783
30,300	ZAR	Naspers, Ltd. - Class N	4,754,777
23,015	DKK	Pandora, A/S	2,997,731
65,100	JPY	Toyota Motor Corp.	3,760,468
17,335		Walt Disney Company	1,663,293

			16,994,052

		Consumer Staples (8.3%)
26,650	EUR	Anheuser-Busch InBev, SA	3,442,973
58,920	GBP	British American Tobacco, PLC	3,760,561
53,600		Coca-Cola Company	2,338,568
206,600	GBP	Diageo, PLC	5,920,469
37,180	CHF	Nestlé, SA	2,979,331
111,990	EUR	Unilever, NV	5,187,864
42,400		Walgreens Boots Alliance, Inc.	3,360,200

			26,989,966

		Energy (4.6%)
47,000		Anadarko Petroleum Corp.	2,562,910
19,897		EOG Resources, Inc.	1,625,585
18,367		Exxon Mobil Corp.	1,633,745
194,290	EUR	Royal Dutch Shell, PLC - Class A	5,061,093
28,235		Schlumberger, Ltd.	2,273,482
39,790	EUR	TOTAL, SA	1,913,654

			15,070,469

		Financials (5.3%)
337,600	HKD	AIA Group, Ltd.	2,102,975
35,581		Citigroup, Inc.	1,558,803
497,000	JPY	Daiwa Securities Group, Inc.	2,850,925
58,800		JPMorgan Chase & Company	3,761,436
75,810	EUR	Vonovia, SE	3,005,666

NUMBER OF SHARES			VALUE

81,000		Wells Fargo & Company	$3,885,570

			17,165,375

		Health Care (7.2%)
22,000		Celgene Corp.#	2,468,180
112,800	JPY	Chugai Pharmaceutical Company, Ltd.	4,215,500
10,950		Illumina, Inc.#	1,821,532
36,130		Johnson & Johnson	4,524,560
51,500		Merck & Company, Inc.	3,020,990
28,000	DKK	Novo Nordisk, A/S - Class B	1,592,256
43,305	EUR	UCB, SA^	3,388,354
19,145		Zimmer Biomet Holdings, Inc.	2,510,675

			23,542,047

		Industrials (3.1%)
19,100	JPY	FANUC Corp.	3,193,675
100,000		General Electric Company	3,114,000
91,800	INR	Larsen & Toubro, Ltd.	2,142,272
16,225		United Parcel Service, Inc. - Class B	1,753,923

			10,203,870

		Information Technology (16.3%)
21,400		Accenture, PLC - Class A	2,414,134
19,170		Alphabet, Inc. - Class A#	15,169,988
58,050		Apple, Inc.	6,049,390
9,800		Baidu, Inc.#	1,564,080
14,865		Broadcom, Ltd.	2,407,833
26,100		Facebook, Inc. - Class A#	3,234,834
17,050		MasterCard, Inc. - Class A	1,623,842
85,500		Microsoft Corp.	4,846,140
57,375	EUR	SAP SE	5,021,658
863,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,661,656
253,200	HKD	Tencent Holdings, Ltd.	6,115,572

			53,109,127

		Materials (2.3%)
122,960		Newmont Mining Corp.	5,410,240
72,000	CAD	Silver Wheaton Corp.	2,010,033

			7,420,273

		Telecommunication Services (2.3%)
94,000		AT&T, Inc.	4,069,260
71,600	JPY	Nippon Telegraph & Telephone Corp.	3,402,416

			7,471,676

		TOTAL COMMON STOCKS (Cost $153,244,777)	177,966,855

SHORT TERM INVESTMENT (1.8%)
5,753,525		Fidelity Prime Money Market Fund - Institutional Class (Cost $5,753,525)	5,753,525

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4%)
2,066,975	Citibank NA	$2,066,975
	Federal Home Loan Bank Discount Notes
949,533	0.000%, 08/19/16	949,533
593,420	0.000%, 08/18/16	593,420
151,516	Fidelity Prime Money Market Fund - Institutional Class	151,516
614,854	Goldman Sachs Financial Square Prime Obligations Fund	614,854
99,589	Morgan Stanley Institutional Liquidity Fund	99,589

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $4,475,887)	4,475,887

TOTAL INVESTMENTS (102.2%) (Cost $308,595,171)		333,180,633

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%)		(4,475,887)

LIABILITIES, LESS OTHER ASSETS (-0.8%)		(2,805,521)

NET ASSETS (100.0%)		$325,899,225

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	08/31/16	27,134,000	30,369,311	$(489,052)
JPMorgan Chase Bank N.A.	Japanese Yen	08/31/16	160,238,000	$1,571,950	(39,050)

					$(528,102)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2016

	Value	% of Total Investments
US Dollar	$206,526,991	62.0%
European Monetary Unit	63,044,066	18.9%
Japanese Yen	19,199,682	5.8%
British Pound Sterling	13,447,582	4.0%
Hong Kong Dollar	8,218,547	2.5%
South African Rand	4,754,777	1.4%
New Taiwan Dollar	4,661,656	1.4%
Danish Krone	4,589,987	1.4%
Canadian Dollar	3,615,742	1.1%
Swiss Franc	2,979,331	0.9%
Indian Rupee	2,142,272	0.6%

Total Investments	$333,180,633	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (61.9%)
	Consumer Discretionary (13.4%)
12,600,000	CalAtlantic Group, Inc. 1.625%, 05/15/18	$15,971,760
8,200,000	Ctrip.com International, Ltd. 1.000%, 07/01/20	8,900,239
7,700,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	8,831,130
13,600,000	Liberty Media Corp. 1.375%, 10/15/23	14,512,900
15,900,000	Priceline Group, Inc.^ 0.350%, 06/15/20	19,358,648
38,500,000	Tesla Motors, Inc. 1.250%, 03/01/21	33,933,322

		101,507,999

	Energy (0.8%)
6,000,000	SEACOR Holdings, Inc.^ 2.500%, 12/15/27	5,861,010

	Financials (6.0%)
15,400,000	Ares Capital Corp. 4.750%, 01/15/18	16,074,135
11,600,000	Colony Starwood Homes 3.000%, 07/01/19	13,433,148
4,195,000	Spirit Realty Capital, Inc. 3.750%, 05/15/21	4,873,101
10,700,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	11,407,216

		45,787,600

	Health Care (10.3%)
4,900,000	BioMarin Pharmaceutical, Inc. 0.750%, 10/15/18	6,230,277
8,250,000	Emergent Biosolutions, Inc. 2.875%, 01/15/21	10,317,780
6,700,000	Hologic, Inc.‡ 0.000%, 12/15/43	8,284,382
4,000,000	Illumina, Inc.^ 0.500%, 06/15/21	4,232,160
2,700,000	Incyte Corp. 0.375%, 11/15/18	4,914,014
4,200,000	Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	4,610,361
4,040,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	4,436,849
9,733,000	Medidata Solutions, Inc.^ 1.000%, 08/01/18	11,366,635
11,100,000	Molina Healthcare, Inc. 1.625%, 08/15/44	12,946,596
8,440,000	NuVasive, Inc.* 2.250%, 03/15/21	10,325,243

		77,664,297

	Industrials (2.2%)
2,657,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 06/01/22	2,636,236
5,135,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	5,686,704
4,100,000	Tutor Perini Corp.* 2.875%, 06/15/21	4,505,982

PRINCIPAL AMOUNT		VALUE

3,350,000	Weatherford International, Ltd. 5.875%, 07/01/21	$3,747,411

		16,576,333

	Information Technology (28.3%)
3,842,000	Blackhawk Network Holdings, Inc.* 1.500%, 01/15/22	3,930,366
4,943,000	Citrix Systems, Inc. 0.500%, 04/15/19	5,801,995
4,300,000	Finisar Corp. 0.500%, 12/15/33	4,239,929
5,486,000	Inphi Corp.* 1.125%, 12/01/20	6,156,252
11,600,000	Intel Corp. 3.250%, 08/01/39	19,833,854
3,100,000	Knowles Corp.* 3.250%, 11/01/21	3,174,446
5,355,000	Microchip Technology, Inc. 1.625%, 02/15/25	6,418,075
8,000,000	Micron Technology, Inc. 1.625%, 02/15/33	11,111,400
6,550,000	NVIDIA Corp. 1.000%, 12/01/18	18,537,417
15,000,000	NXP Semiconductors, NV^ 1.000%, 12/01/19	16,761,675
2,600,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	3,457,779
8,853,000	Proofpoint, Inc.^ 0.750%, 06/15/20	10,436,713
9,235,000	Red Hat, Inc.^ 0.250%, 10/01/19	11,353,232
21,100,000	Salesforce.com, Inc. 0.250%, 04/01/18	27,792,814
3,795,000	ServiceNow, Inc. 0.000%, 11/01/18	4,525,329
8,300,000	SunPower Corp.^ 0.750%, 06/01/18	7,875,538
16,385,000	Synchronoss Technologies, Inc. 0.750%, 08/15/19	17,051,050
2,000,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	4,214,000
	WebMD Health Corp.
4,000,000	2.500%, 01/31/18	4,502,620
3,075,000	2.625%, 06/15/23*	3,116,082
	Workday, Inc.
10,800,000	0.750%, 07/15/18	12,752,694
9,000,000	1.500%, 07/15/20	11,142,630

		214,185,890

	Materials (0.9%)
2,311,000	Royal Gold, Inc. 2.875%, 06/15/19	2,639,728
4,000,000	RTI International Metals, Inc. 1.625%, 10/15/19	4,450,260

		7,089,988

	TOTAL CONVERTIBLE BONDS (Cost $450,433,887)	468,673,117

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

SYNTHETIC CONVERTIBLE SECURITIES (3.2%) ¤
Corporate Bonds (2.4%)
	Consumer Discretionary (1.7%)
	DISH DBS Corp.
3,170,000	5.125%, 05/01/20	$3,251,231
2,830,000	5.875%, 07/15/22	2,835,306
7,000,000	GameStop Corp.^* 5.500%, 10/01/19	7,148,750

		13,235,287

	Telecommunication Services (0.7%)
4,900,000	SBA Communications Corp. 4.875%, 07/15/22	5,053,125

	TOTAL CORPORATE BONDS	18,288,412

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.8%)#
	Information Technology (0.8%)
1,625	Apple, Inc. Call, 01/20/17, Strike $95.00	1,889,062
930	Lam Research Corp. Call, 01/20/17, Strike $82.50	995,100
3,735	Xilinx, Inc. Call, 01/20/17, Strike $44.00	2,857,275

	TOTAL PURCHASED OPTIONS	5,741,437

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $20,913,685)	24,029,849

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (31.0%)
	Consumer Discretionary (0.5%)
62,300	Fiat Chrysler Automobiles, NV 7.875%	3,899,046

	Consumer Staples (1.6%)
150,000	Tyson Foods, Inc. 4.750%	12,076,500

	Energy (2.5%)
140,000	Hess Corp. 8.000%	9,228,800
183,000	Southwestern Energy Company 6.250%	6,103,050
70,588	WPX Energy, Inc. 6.250%	3,541,400

		18,873,250

	Financials (11.3%)
254,170	Affiliated Managers Group, Inc. 5.150%	14,058,778
108,000	American Tower Corp. 5.250%	12,164,040
15,750	Bank of America Corp. 7.250%	18,994,500

NUMBER OF SHARES		VALUE

69,000	Crown Castle International Corp. 4.500%	$7,966,740
42,970	Mandatory Exchangeable Trust* 5.750%	4,545,582
16,300	Wells Fargo & Company 7.500%	21,699,538
86,000	Welltower, Inc.# 6.500%	6,041,500

		85,470,678

	Health Care (8.6%)
39,425	Allergan, PLC 5.500%	35,338,204
58,350	Amsurg Corp. 5.250%	8,212,179
225,000	Anthem, Inc. 5.250%	10,005,750
13,340	Teva Pharmaceutical Industries, Ltd. 7.000%	11,845,920

		65,402,053

	Industrials (1.0%)
62,000	Stanley Black & Decker, Inc.^ 6.250%	7,812,620

	Information Technology (0.6%)
39,000	Belden, Inc. 6.750%	4,134,000

	Materials (0.7%)
138,150	Alcoa, Inc.^ 5.375%	5,001,030

	Telecommunication Services (1.9%)
52,300	Frontier Communications Corp. 11.125%	5,171,424
113,500	T-Mobile USA, Inc. 5.500%	8,860,945

		14,032,369

	Utilities (2.3%)
140,600	Dominion Resources, Inc. 6.375%	7,330,884
130,000	Exelon Corp. 6.500%	6,506,500
62,000	NextEra Energy, Inc. 6.371%	3,870,040

		17,707,424

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $223,174,567)	234,408,970

COMMON STOCKS (2.1%)
	Energy (0.3%)
229,921	WPX Energy, Inc.#	2,296,911

	Information Technology (1.8%)
115,500	Finisar Corp.#	2,166,780

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

127,000	Lam Research Corp.^	$11,400,790

		13,567,570

	TOTAL COMMON STOCKS (Cost $14,310,244)	15,864,481

SHORT TERM INVESTMENT (1.5%)
11,551,995	Fidelity Prime Money Market Fund - Institutional Class (Cost $11,551,995)	11,551,995

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.6%)
26,648,065	Citibank NA	26,648,065
	Federal Home Loan Bank Discount Notes
12,241,664	0.000%, 08/19/16	12,241,664
7,650,545	0.000%, 08/18/16	7,650,545
1,953,383	Fidelity Prime Money Market Fund - Institutional Class	1,953,383
7,926,884	Goldman Sachs Financial Square Prime Obligations Fund	7,926,884
1,283,932	Morgan Stanley Institutional Liquidity Fund	1,283,932
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $57,704,473)	57,704,473

	TOTAL INVESTMENTS (107.3%) (Cost $778,088,851)	812,232,885

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.6%)		(57,704,473)

OTHER ASSETS, LESS LIABILITIES (0.3%)		$2,539,360

NET ASSETS (100.0%)		$757,067,772

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank N.A.	Japanese Yen	10/27/16	2,650,000	26,056	$962

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Japanese Yen	10/27/16	2,650,000	26,056	$(919)

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2016.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (70.7%)
		Consumer Discretionary (11.2%)
		Ctrip.com International, Ltd.
600,000		1.000%, 07/01/20	$651,237
360,000		1.250%, 10/15/18	454,338
50,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	522,558
745,000		Liberty Media Corp. 1.375%, 10/15/23	795,008
		Priceline Group, Inc.
1,115,000		0.900%, 09/15/21	1,158,312
910,000		1.000%, 03/15/18	1,349,239
90,000,000	JPY	Sony Corp. 0.000%, 09/30/22	950,651
1,200,000	EUR	Steinhoff Finance Holdings, GmbH 1.250%, 08/11/22	1,389,128
		Tesla Motors, Inc.
1,615,000		1.250%, 03/01/21	1,423,437
610,000		0.250%, 03/01/19	561,109

			9,255,017

		Energy (0.4%)
480,000		Whiting Petroleum Corp. 1.250%, 04/01/20	357,581

		Financials (16.4%)
		Ares Capital Corp.
435,000		4.750%, 01/15/18	454,042
155,000		4.375%, 01/15/19	161,920
800,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	1,073,507
1,000,000		AYC Finance, Ltd. 0.500%, 05/02/19	1,094,340
1,700,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	1,941,591
400,000	EUR	Beni Stabili S.p.A SIIQ 0.875%, 01/31/21	435,798
500,000	GBP	British Land White 2015, Ltd. 0.000%, 06/09/20	622,802
1,220,000		Colony Starwood Homes 3.000%, 07/01/19	1,412,797
2,116,788	EUR	Credit Agricole, SA 0.000%, 12/06/16	1,659,932
1,400,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	1,580,424
505,000	CAD	Element Financial Corp.* 4.250%, 06/30/20	395,553
800,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	962,815
200,000	EUR	LEG Immobilien, AG 0.500%, 07/01/21	367,788
608,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	648,186
94,000	EUR	Unibail-Rodamco, SE 0.000%, 01/01/22	371,094
400,000		Yamaguchi Financial Group, Inc.‡ 0.140%, 03/26/20	392,172

			13,574,761

PRINCIPAL AMOUNT			VALUE

		Health Care (9.5%)
		BioMarin Pharmaceutical, Inc.
390,000		1.500%, 10/15/20	$516,887
330,000		0.750%, 10/15/18	419,590
671,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	839,179
740,000		Hologic, Inc.‡ 0.000%, 12/15/43	914,991
		Illumina, Inc.
235,000		0.000%, 06/15/19	239,626
95,000		0.500%, 06/15/21	100,514
415,000	SGD	Indah Capital, Ltd. 0.000%, 10/24/18	352,300
800,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	1,024,560
1,500,000		Molina Healthcare, Inc. 1.625%, 08/15/44	1,749,540
845,000		NuVasive, Inc.* 2.250%, 03/15/21	1,033,748
600,000		QIAGEN, NV 0.875%, 03/19/21	683,661

			7,874,596

		Industrials (9.0%)
700,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	878,862
530,000		Greenbrier Companies, Inc. 3.500%, 04/01/18	586,943
90,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/06/20	898,198
200,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	200,056
1,000,000		MISUMI Group, Inc. 0.000%, 10/22/18	1,519,892
800,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	988,823
1,845,708	EUR	Safran, SA 0.000%, 12/31/20	1,932,495
335,000		Trinity Industries, Inc. 3.875%, 06/01/36	401,848

			7,407,117

		Information Technology (21.2%)
1,000,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	953,900
404,000		Blackhawk Network Holdings, Inc.* 1.500%, 01/15/22	413,292
1,089,000		Citrix Systems, Inc. 0.500%, 04/15/19	1,278,246
348,000		Euronet Worldwide, Inc. 1.500%, 10/01/44	427,160
		FireEye, Inc.
348,000		1.000%, 06/01/35	325,596
330,000		1.625%, 06/01/35	304,092
320,000		Inphi Corp.* 1.125%, 12/01/20	359,096
		Intel Corp.
330,000		2.950%, 12/15/35	434,991
235,000		3.250%, 08/01/39	401,807

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

720,000		LinkedIn Corp. 0.500%, 11/01/19	$713,419
975,000		Microchip Technology, Inc. 1.625%, 02/15/25	1,168,557
305,000		Micron Technology, Inc. 2.125%, 02/15/33	445,000
795,000		NVIDIA Corp. 1.000%, 12/01/18	2,249,961
800,000		NXP Semiconductors, NV 1.000%, 12/01/19	893,956
600,000		Qihoo 360 Technology Company, Ltd. 1.750%, 08/15/21	598,800
535,000		Red Hat, Inc.^ 0.250%, 10/01/19	657,713
900,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	852,709
1,615,000		Salesforce.com, Inc. 0.250%, 04/01/18	2,127,270
230,000		Synchronoss Technologies, Inc. 0.750%, 08/15/19	239,349
405,000		Take-Two Interactive Software, Inc. 1.000%, 07/01/18	767,957
345,000		Twitter, Inc. 1.000%, 09/15/21	311,714
		Workday, Inc.
495,000		1.500%, 07/15/20	612,845
295,000		0.750%, 07/15/18	348,337
690,000		Yahoo!, Inc. 0.000%, 12/01/18	687,933

			17,573,700

		Materials (0.5%)
300,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	429,483

		Telecommunication Services (2.5%)
1,900,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	2,089,802

		TOTAL CONVERTIBLE BONDS (Cost $57,457,998)	58,562,057

SYNTHETIC CONVERTIBLE SECURITIES (8.5%)¤
Corporate Bonds (7.6%)
		Consumer Discretionary (2.2%)
625,000		CalAtlantic Group, Inc. 6.625%, 05/01/20	700,000
625,000		D.R. Horton, Inc. 3.750%, 03/01/19	643,750
479,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	494,268

			1,838,018

		Energy (0.1%)
50,000		Gulfport Energy Corp. 7.750%, 11/01/20	51,281

		Health Care (0.8%)
630,000		HCA Holdings, Inc. 6.250%, 02/15/21	684,338

PRINCIPAL AMOUNT			VALUE

		Industrials (2.3%)
450,000		AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust~ 5.000%, 10/01/21	$492,188
695,000		Icahn Enterprises, LP 4.875%, 03/15/19	691,959
645,000		United Continental Holdings, Inc. 6.375%, 06/01/18	681,684

			1,865,831

		Materials (1.1%)
305,000		Chemtura Corp. 5.750%, 07/15/21	314,531
300,000	EUR	Huntsman International, LLC 5.125%, 04/15/21	354,686
200,000	EUR	INEOS Group Holdings, SA 5.750%, 02/15/19	230,587

			899,804

		Telecommunication Services (1.1%)
283,000		Sprint Corp. 7.250%, 09/15/21	263,898
645,000		T-Mobile USA, Inc. 6.250%, 04/01/21	677,653

			941,551

		TOTAL CORPORATE BONDS	6,280,823

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.9%)#
		Consumer Discretionary (0.3%)
250		Lennar Corp. Call, 01/20/17, Strike $44.00	129,375
80	EUR	LVMH Moet Hennessy Louis Vuitton, SE Call, 12/16/16, Strike 150.00	90,200

			219,575

		Industrials (0.2%)
170	EUR	Airbus Group, SE Call, 12/16/16, Strike 52.00	73,078
130	GBP	International Consolidated Air Call, 01/20/17, Strike 4.80	27,958
95	EUR	Siemens, AG Call, 12/16/16, Strike 94.00	71,373

			172,409

		Information Technology (0.3%)
145		Apple, Inc. Call, 01/20/17, Strike $95.00	168,563
255		Lam Research Corp. Call, 01/20/17, Strike $95.00	98,175

			266,738

		Telecommunication Services (0.1%)
450	GBP	Vodafone Group, PLC Call, 12/16/16, Strike 2.20	96,535

		TOTAL PURCHASED OPTIONS	755,257

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $7,059,502)	7,036,080

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (16.0%)
	Energy (1.8%)
9,080	Hess Corp. 8.000%	$598,554
28,040	Southwestern Energy Company 6.250%	935,134

		1,533,688

	Financials (8.1%)
6,345	American Tower Corp. 5.250%	714,637
1,945	Bank of America Corp. 7.250%	2,345,670
6,565	Crown Castle International Corp. 4.500%	757,995
3,785	Mandatory Exchangeable Trust* 5.750%	400,396
1,875	Wells Fargo & Company 7.500%	2,496,113

		6,714,811

	Health Care (4.6%)
1,840	Allergan, PLC 5.500%	1,649,266
24,490	Anthem, Inc. 5.250%	1,089,070
1,195	Teva Pharmaceutical Industries, Ltd. 7.000%	1,061,160

		3,799,496

	Utilities (1.5%)
8,205	Exelon Corp. 6.500%	410,660
13,000	NextEra Energy, Inc. 6.371%	811,460

		1,222,120

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,798,136)	13,270,115

COMMON STOCK (0.5%)
	Energy (0.5%)
38,693	WPX Energy, Inc.# (Cost $306,019)	386,543

SHORT TERM INVESTMENT (4.1%)
3,422,470	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,422,470)	3,422,470

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
286,017	Citibank NA Federal Home Loan Bank Discount Notes	$286,017
131,392	0.000%, 08/19/16	131,392
82,114	0.000%, 08/18/16	82,114
20,966	Fidelity Prime Money Market Fund - Institutional Class	20,966
85,080	Goldman Sachs Financial Square Prime Obligations Fund	85,080
13,781	Morgan Stanley Institutional Liquidity Fund	13,781

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $619,350)	619,350

TOTAL INVESTMENTS (100.5%) (Cost $81,663,475)		83,296,615

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(619,350)

OTHER ASSETS, LESS LIABILITIES (0.2%)		192,975

NET ASSETS (100.0%)		$82,870,240

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2016.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $382,813.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2016

	Value	% of Total Investments
US Dollar	$60,631,325	72.8%
European Monetary Unit	17,919,873	21.5%
Japanese Yen	2,371,407	2.8%
British Pound Sterling	1,626,157	2.0%
Canadian Dollar	395,553	0.5%
Singapore Dollar	352,300	0.4%

Total Investments	$83,296,615	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (85.5%)
	Consumer Discretionary (18.1%)
1,000,000	American Honda Finance Corp. 1.650%, 07/12/21	$1,004,785
1,000,000	BMW US Capital, LLC* 2.000%, 04/11/21	1,018,645
1,000,000	Carnival Corp. 3.950%, 10/15/20	1,085,030
250,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	265,000
500,000	Charter Communications Operating, LLC / Charter Communications Operating Capital* 4.464%, 07/23/22	542,990
1,000,000	Comcast Corp. 2.750%, 03/01/23	1,051,465
500,000	Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	528,900
500,000	DISH DBS Corp. 4.250%, 04/01/18	514,375
250,000	DR Horton, Inc. 4.750%, 02/15/23	265,469
500,000	Expedia, Inc. 5.950%, 08/15/20	563,345
500,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	575,985
1,000,000	General Motors Company, Inc. 3.700%, 05/09/23	1,023,750
445,000	Goodyear Tire & Rubber Company 8.750%, 08/15/20	534,278
1,000,000	Harley-Davidson Financial Services, Inc.* 2.150%, 02/26/20	1,015,830
1,000,000	Hasbro, Inc. 3.150%, 05/15/21	1,038,380
1,000,000	Interpublic Group of Companies, Inc. 2.250%, 11/15/17	1,007,180
500,000	L Brands, Inc. 5.625%, 02/15/22	553,437
500,000	Lamar Media Corp.* 5.750%, 02/01/26	537,500
500,000	Lennar Corp. 4.500%, 06/15/19	524,375
1,000,000	Mattel, Inc. 2.350%, 05/06/19	1,019,730
587,000	Netflix, Inc. 5.500%, 02/15/22	626,256
1,000,000	Ralph Lauren Corp. 2.125%, 09/26/18	1,020,280
1,000,000	Time Warner, Inc. 3.600%, 07/15/25	1,080,815
1,000,000	TJX Companies, Inc. 2.750%, 06/15/21	1,060,465
500,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	536,250
500,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	521,250

		19,515,765

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (5.9%)
1,000,000	Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	$1,071,020
1,000,000	Coca-Cola Company 2.450%, 11/01/20	1,050,675
1,000,000	Diageo, PLC 1.500%, 05/11/17	1,004,245
1,000,000	General Mills, Inc. 2.200%, 10/21/19	1,026,365
550,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	592,281
500,000	Smithfield Foods, Inc.* 5.250%, 08/01/18	504,688
1,000,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	1,063,880

		6,313,154

	Energy (3.7%)
1,000,000	Chevron Corp. 1.961%, 03/03/20	1,022,025
265,000	Cimarex Energy Company 5.875%, 05/01/22	277,997
1,000,000	Exxon Mobil Corp. 2.709%, 03/06/25	1,048,540
500,000	Hess Corp. 8.125%, 02/15/19	563,750
1,000,000	Shell International Finance, BV 3.250%, 05/11/25	1,055,765

		3,968,077

	Financials (22.2%)
500,000	Ally Financial, Inc. 3.250%, 09/29/17	505,313
1,000,000	American Express Company 2.600%, 09/14/20	1,034,900
500,000	American Tower Corp. 5.900%, 11/01/21	583,597
1,000,000	AON Corp. 5.000%, 09/30/20	1,116,255
1,500,000	Bank of America Corp. 4.125%, 01/22/24	1,634,025
1,000,000	Bank of New York Mellon Corp. 2.800%, 05/04/26	1,043,880
1,000,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	1,045,755
500,000	Capital One NA/Mclean VA 2.950%, 07/23/21	520,173
1,000,000	Citigroup, Inc. 4.125%, 07/25/28	1,019,910
453,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	475,367
1,000,000	Fifth Third Bancorp 2.300%, 03/01/19	1,019,680
1,000,000	Franklin Resources, Inc.^ 2.850%, 03/30/25	1,041,300
250,000	GLP Capital, LP / GLP Financing II, Inc. 4.375%, 04/15/21	261,250
1,000,000	Goldman Sachs Group, Inc. 4.250%, 10/21/25	1,057,905
	JPMorgan Chase & Company
1,500,000	3.875%, 09/10/24	1,587,037
500,000	3.875%, 02/01/24	547,243

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Morgan Stanley 2.500%, 04/21/21	$1,013,305
1,000,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	1,037,600
500,000	Royal Bank Of Canada 2.350%, 10/30/20	516,115
1,000,000	Simon Property Group, LP 3.375%, 10/01/24	1,084,785
1,000,000	State Street Corp. 1.950%, 05/19/21	1,017,855
1,000,000	SunTrust Banks, Inc. 3.300%, 05/15/26	1,035,915
1,000,000	Toronto-Dominion Bank 2.125%, 07/02/19	1,021,900
1,000,000	US Bancorp 3.600%, 09/11/24	1,088,185
1,500,000	Wells Fargo & Company 4.125%, 08/15/23	1,633,297

		23,942,547

	Health Care (9.0%)
	AbbVie, Inc.
1,000,000	2.300%, 05/14/21	1,020,270
500,000	1.750%, 11/06/17	502,880
1,000,000	Actavis, PLC 1.875%, 10/01/17	1,006,365
1,000,000	Celgene Corp. 1.900%, 08/15/17	1,007,505
500,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	512,110
1,000,000	Gilead Sciences, Inc. 3.650%, 03/01/26	1,095,065
500,000	HCA, Inc. 3.750%, 03/15/19	520,312
1,000,000	Johnson & Johnson 2.450%, 03/01/26	1,043,320
1,000,000	Metropolitan Life Global Funding I* 2.300%, 04/10/19	1,022,580
1,000,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	1,022,885
1,000,000	Thermo Fisher Scientific, Inc. 1.850%, 01/15/18	1,006,145

		9,759,437

	Industrials (7.4%)
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
500,000	5.000%, 10/01/21	546,875
250,000	4.625%, 10/30/20	267,813
500,000	Air Lease Corp. 5.625%, 04/01/17	514,062
500,000	American Airlines Group, Inc. 6.125%, 06/01/18	521,250
1,000,000	Boeing Company 2.200%, 10/30/22	1,028,935
1,000,000	Eaton Corp. 1.500%, 11/02/17	1,004,240
447,000	Huntington Ingalls Industries, Inc.* 5.000%, 12/15/21	469,909
500,000	PACCAR Financial Corp. 1.600%, 03/15/17	502,300
1,000,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,077,750

PRINCIPAL AMOUNT		VALUE

1,000,000	Roper Technologies, Inc. 1.850%, 11/15/17	$1,005,465
500,000	Southwest Airlines Company 2.750%, 11/06/19	518,040
500,000	Verisk Analytics, Inc. 4.125%, 09/12/22	535,972

		7,992,611

	Information Technology (11.8%)
500,000	Activision Blizzard, Inc.* 5.625%, 09/15/21	523,480
500,000	Alibaba Group Holding Company 3.125%, 11/28/21	518,877
500,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	493,125
500,000	Alphabet, Inc. 3.625%, 05/19/21	552,745
1,000,000	Amphenol Corp. 4.000%, 02/01/22	1,070,185
1,000,000	Apple, Inc. 4.375%, 05/13/45	1,098,590
500,000	Cardtronics, Inc. 5.125%, 08/01/22	502,500
500,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	514,375
1,000,000	Electronic Arts, Inc. 4.800%, 03/01/26	1,103,310
500,000	Fiserv, Inc. 3.500%, 10/01/22	534,335
500,000	Flextronics International, Ltd. 4.750%, 06/15/25	527,110
1,000,000	Hewlett Packard Enterprise Company* 4.900%, 10/15/25	1,075,325
1,000,000	Microsoft Corp. 3.125%, 11/03/25	1,079,080
	Nuance Communications, Inc.*
265,000	5.375%, 08/15/20	272,288
185,000	6.000%, 07/01/24	192,400
550,000	NXP Semiconductors, NV* 4.125%, 06/01/21	567,875
1,000,000	Oracle Corp. 2.250%, 10/08/19	1,033,570
1,000,000	Visa, Inc. 2.200%, 12/14/20	1,034,140

		12,693,310

	Materials (1.7%)
250,000	Alcoa, Inc. 5.125%, 10/01/24	264,062
217,000	Barrick Gold Corp. 6.950%, 04/01/19	243,533
1,000,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	1,079,820
240,000	Kaiser Aluminum Corp.* 5.875%, 05/15/24	252,300

		1,839,715

	Telecommunication Services (3.6%)
1,000,000	AT&T, Inc. 3.000%, 06/30/22	1,038,480
1,000,000	British Telecommunications, PLC 2.350%, 02/14/19	1,024,950
250,000	Sprint Corp. 7.250%, 09/15/21	233,125

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	T-Mobile USA, Inc. 6.625%, 11/15/20	$516,875
1,000,000	Verizon Communications, Inc. 3.500%, 11/01/24	1,080,465

		3,893,895

	Utilities (2.1%)
217,000	Exelon Corp. 2.450%, 04/15/21	221,429
1,000,000	NextEra Energy, Inc. 2.700%, 09/15/19	1,030,865
1,000,000	Southern Company 2.150%, 09/01/19	1,021,710

		2,274,004

	TOTAL CORPORATE BONDS (Cost $88,304,350)	92,192,515

U.S. GOVERNMENT AND AGENCY SECURITIES (10.2%)
	Other (10.2%)
	United States Treasury Note
2,000,000	1.625%, 02/15/26	2,030,625
1,500,000	2.000%, 02/15/25	1,572,422
1,500,000	1.750%, 12/31/20	1,549,629
1,500,000	1.625%, 05/15/26	1,523,320
1,200,000	2.000%, 08/15/25	1,257,867
1,000,000	1.625%, 05/31/23	1,023,008
1,000,000	1.500%, 02/28/23	1,015,684
1,000,000	1.375%, 05/31/21	1,017,090

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $10,688,487)	10,989,645

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.6%)
3,811,290	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,811,290)	3,811,290

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
358,206	Citibank NA	$358,206
	Federal Home Loan Bank Discount Notes
164,553	0.000%, 08/19/16	164,553
102,839	0.000%, 08/18/16	102,839
26,258	Fidelity Prime Money Market Fund - Institutional Class	26,258
106,554	Goldman Sachs Financial Square Prime Obligations Fund	106,554
17,259	Morgan Stanley Institutional Liquidity Fund	17,259

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $775,669)	775,669

TOTAL INVESTMENTS (100.0%) (Cost $103,579,796)		107,769,119

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(775,669)

OTHER ASSETS, LESS LIABILITIES (0.7%)		795,185

NET ASSETS (100.0%)		$107,788,635

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (97.1%)
	Consumer Discretionary (24.4%)
350,000	Altice Luxembourg, SA* 7.750%, 05/15/22	$355,688
750,000	CalAtlantic Group, Inc. 6.625%, 05/01/20	840,000
620,000	Cedar Fair, LP 5.375%, 06/01/24	652,162
469,000	Century Communities, Inc. 6.875%, 05/15/22	466,069
500,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	569,375
	Dana Holding Corp.
460,000	5.500%, 12/15/24	467,188
300,000	5.375%, 09/15/21	312,188
805,000	DISH DBS Corp. 5.125%, 05/01/20	825,628
600,000	GameStop Corp.*^ 5.500%, 10/01/19	612,750
515,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	534,313
510,000	Goodyear Tire & Rubber Company 5.125%, 11/15/23	541,237
	L Brands, Inc.
600,000	6.875%, 11/01/35	637,125
500,000	5.625%, 02/15/22	553,437
750,000	Lamar Media Corp.* 5.750%, 02/01/26	806,250
575,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	593,328
445,000	Meritage Homes Corp. 7.000%, 04/01/22	489,222
720,000	NCL Corp., Ltd. - Class C* 4.625%, 11/15/20	730,350
500,000	Netflix, Inc. 5.375%, 02/01/21	536,250
400,000	Nexstar Escrow Corp.* 5.625%, 08/01/24	405,000
560,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	555,100
515,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	544,612
308,000	Sally Holdings, LLC / Sally Capital, Inc. 5.625%, 12/01/25	331,485
365,000	Service Corp. International 5.375%, 05/15/24	390,322
	SFR Group, SA*
675,000	6.000%, 05/15/22	659,391
150,000	7.375%, 05/01/26	149,813
615,000	Sirius XM Radio, Inc.* 6.000%, 07/15/24	655,744
575,000	Speedway Motorsports, Inc. 5.125%, 02/01/23	589,734
775,000	Time, Inc.* 5.750%, 04/15/22	757,562
850,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	911,625

PRINCIPAL AMOUNT		VALUE

500,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	$521,250

		16,994,198

	Consumer Staples (3.9%)
485,000	Fresh Market, Inc.* 9.750%, 05/01/23	451,050
765,000	JBS USA, LLC / JBS USA Finance, Inc.* 7.250%, 06/01/21	792,731
500,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	538,437
233,000	NBTY, Inc.*^ 7.625%, 05/15/21	238,388
	Post Holdings, Inc.
464,000	7.375%, 02/15/22	496,770
170,000	7.750%, 03/15/24*	189,338

		2,706,714

	Energy (9.6%)
370,000	Atwood Oceanics, Inc. 6.500%, 02/01/20	273,569
420,000	Bill Barrett Corp. 7.000%, 10/15/22	306,338
515,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	486,997
530,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	243,469
	Carrizo Oil & Gas, Inc.
500,000	7.500%, 09/15/20	498,437
375,000	6.250%, 04/15/23	356,250
981,000	Drill Rigs Holdings, Inc.*^ 6.500%, 10/01/17	452,486
535,000	Energy Transfer Equity, LP 5.500%, 06/01/27	521,291
807,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	324,818
535,000	Gulfport Energy Corp. 7.750%, 11/01/20	548,709
645,000	Laredo Petroleum, Inc.^ 6.250%, 03/15/23	593,803
575,000	Oasis Petroleum, Inc.^ 6.875%, 01/15/23	486,594
600,000	Pacific Drilling, SA* 5.375%, 06/01/20	158,250
500,000	Petroleum Geo-Services, ASA*^ 7.375%, 12/15/18	380,937
500,000	QEP Resources, Inc. 6.875%, 03/01/21	505,312
219,000	Rice Energy, Inc. 7.250%, 05/01/23	220,916
1,186,000	W&T Offshore, Inc. 8.500%, 06/15/19	330,598

		6,688,774

	Financials (7.7%)
565,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	545,225
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.*
170,000	7.125%, 06/15/24	182,963
170,000	5.875%, 06/15/21	177,756

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

460,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	$482,713
650,000	Equinix, Inc. 5.375%, 04/01/23	683,312
675,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	674,156
640,000	First Cash Financial Services, Inc. 6.750%, 04/01/21	658,000
845,000	GLP Capital, LP / GLP Financing II, Inc. 5.375%, 04/15/26	902,566
510,000	Iron Mountain, Inc. 6.000%, 08/15/23	544,744
550,000	Quicken Loans, Inc.* 5.750%, 05/01/25	545,187

		5,396,622

	Health Care (9.4%)
650,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	647,562
450,000	Alere, Inc. 6.500%, 06/15/20	442,688
500,000	DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	517,813
575,000	Endo, Ltd.* 6.000%, 07/15/23	504,203
831,000	HCA, Inc. 4.750%, 05/01/23	868,914
255,000	Hologic, Inc.* 5.250%, 07/15/22	271,256
400,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC* 6.375%, 08/01/23	424,750
575,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	558,109
423,000	MPH Acquisition Holdings, LLC* 7.125%, 06/01/24	452,610
500,000	Surgical Care Affiliates, Inc.* 6.000%, 04/01/23	523,750
558,000	Teleflex, Inc. 5.250%, 06/15/24	583,110
590,000	Tenet Healthcare Corp. 6.750%, 02/01/20	590,738
200,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	197,000

		6,582,503

	Industrials (15.3%)
655,000	ACCO Brands Corp.^ 6.750%, 04/30/20	693,072
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
685,000	4.625%, 10/30/20	733,806
325,000	5.000%, 10/01/21	355,469
557,000	Garda World Security Corp.* 7.250%, 11/15/21	477,279
790,000	GrafTech International, Ltd. 6.375%, 11/15/20	610,275
365,000	Huntington Ingalls Industries, Inc.* 5.000%, 11/15/25	390,094
556,000	Icahn Enterprises, LP 5.875%, 02/01/22	533,760

PRINCIPAL AMOUNT		VALUE

700,000	James Hardie International Finance, Ltd.* 5.875%, 02/15/23	$731,500
845,000	Match Group, Inc.* 6.375%, 06/01/24	904,150
475,000	Meritor, Inc. 6.750%, 06/15/21	458,969
	Michael Baker International, LLC*
459,000	8.250%, 10/15/18	452,115
385,800	8.875%, 04/15/19	330,100
795,000	Multi-Color Corp.* 6.125%, 12/01/22	827,794
490,000	Navistar International Corp. 8.250%, 11/01/21	364,744
460,000	Oshkosh Corp. 5.375%, 03/01/25	478,975
490,000	Terex Corp. 6.000%, 05/15/21	498,575
325,000	Titan International, Inc. 6.875%, 10/01/20	299,813
700,000	United Continental Holdings, Inc. 6.375%, 06/01/18	739,812
750,000	United Rentals North America, Inc. 7.625%, 04/15/22	801,562

		10,681,864

	Information Technology (8.5%)
935,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	922,144
410,000	Amkor Technology, Inc. 6.625%, 06/01/21	414,356
700,000	Belden, Inc.* 5.500%, 09/01/22	728,437
956,000	Cardtronics, Inc. 5.125%, 08/01/22	960,780
825,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	848,719
780,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	825,825
552,000	First Data Corp.* 7.000%, 12/01/23	568,560
	Nuance Communications, Inc.*
330,000	5.375%, 08/15/20	339,075
310,000	6.000%, 07/01/24	322,400

		5,930,296

	Materials (9.3%)
390,000	Alcoa, Inc. 5.125%, 10/01/24	411,938
449,000	ArcelorMittal, SA - Class A 6.500%, 03/01/21	475,379
695,000	Cascades, Inc.* 5.750%, 07/15/23	688,484
663,000	Chemtura Corp. 5.750%, 07/15/21	683,719
615,000	Constellium, NV* 8.000%, 01/15/23	562,341
	First Quantum Minerals, Ltd.*
160,000	7.000%, 02/15/21	142,900
160,000	6.750%, 02/15/20	147,300
850,000	Huntsman International, LLC^ 5.125%, 11/15/22	868,594
	INEOS Group Holdings, SA*^
550,000	6.125%, 08/15/18	559,366

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

200,000	5.625%, 08/01/24	$198,000
220,000	Kaiser Aluminum Corp.* 5.875%, 05/15/24	231,275
605,000	New Gold, Inc.* 6.250%, 11/15/22	618,612
875,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	917,656

		6,505,564

	Telecommunication Services (8.2%)
542,000	CenturyLink, Inc. 6.750%, 12/01/23	565,035
	Frontier Communications Corp.
745,000	7.625%, 04/15/24	694,713
275,000	10.500%, 09/15/22	297,172
850,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	791,031
255,000	Intelsat Jackson Holdings, SA*^ 8.000%, 02/15/24	243,047
200,000	Neptune Finco Corp.* 10.875%, 10/15/25	234,000
450,000	SBA Communications Corp. 4.875%, 07/15/22	464,063
1,645,000	Sprint Corp. 7.250%, 09/15/21	1,533,962
820,000	T-Mobile USA, Inc. 6.625%, 04/01/23	880,987

		5,704,010

	Utilities (0.8%)
500,000	NRG Energy, Inc. 7.875%, 05/15/21	520,312

	TOTAL CORPORATE BONDS (Cost $70,394,038)	67,710,857

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.6%)
	Health Care (0.6%)
500	Allergan, PLC 5.500% (Cost $503,157)	448,170

SHORT TERM INVESTMENT (0.7%)
498,941	Fidelity Prime Money Market Fund - Institutional Class (Cost $498,941)	498,941

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.9%)
1,571,823	Citibank NA	1,571,823
	Federal Home Loan Bank Discount Notes
722,068	0.000%, 08/19/16	722,068
451,263	0.000%, 08/18/16	451,263
115,219	Fidelity Prime Money Market Fund - Institutional Class	115,219

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

467,563	Goldman Sachs Financial Square Prime Obligations Fund	$467,563
75,732	Morgan Stanley Institutional Liquidity Fund	75,732

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $3,403,668)	3,403,668

TOTAL INVESTMENTS (103.3%) (Cost $74,799,804)		72,061,636

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%)		(3,403,668)

OTHER ASSETS, LESS LIABILITIES (1.6%)		1,097,237

NET ASSETS (100.0%)		$69,755,205

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (36.9%)
	Consumer Discretionary (6.5%)
	CalAtlantic Group, Inc.~
12,000,000	1.625%, 05/15/18	$15,211,200
6,500,000	1.250%, 08/01/32	6,943,463
	Ctrip.com International, Ltd.
26,000,000	1.250%, 10/15/18~	32,813,300
10,000,000	1.990%, 07/01/25	11,323,700
4,000,000	GNC Holdings, Inc.* 1.500%, 08/15/20	3,299,440
4,308,903	Liberty Interactive, LLC~* 1.000%, 09/30/43	3,725,994
10,000,000	Live Nation Entertainment, Inc. 2.500%, 05/15/19	10,615,150
4,000,000	M/I Homes, Inc.~^ 3.000%, 03/01/18	4,073,720
11,635,000	Meritage Homes Corp.~ 1.875%, 09/15/32	11,598,408
	Priceline Group, Inc.~
25,000,000	1.000%, 03/15/18	37,067,000
15,000,000	0.900%, 09/15/21	15,582,675
10,000,000	Restoration Hardware Holdings, Inc.*^ 0.000%, 06/15/19	8,530,400
14,000,000	Shutterfly, Inc.^ 0.250%, 05/15/18	14,589,190
5,250,000	TAL Education Group^ 2.500%, 05/15/19	12,189,870
	Tesla Motors, Inc.~
32,500,000	1.250%, 03/01/21	28,645,012
10,000,000	1.500%, 06/01/18	18,608,400
15,000,000	Vipshop Holdings, Ltd.~^ 1.500%, 03/15/19	15,548,400

		250,365,322

	Consumer Staples (0.2%)
7,500,000	Herbalife, Ltd. 2.000%, 08/15/19	7,781,250

	Energy (0.7%)
22,500,000	Energy XXI, Ltd.@ 3.000%, 12/15/18	143,550
3,000,000	Helix Energy Solutions Group, Inc.^ 3.250%, 03/15/32	2,750,175
7,500,000	Renewable Energy Group I* 4.000%, 06/15/36	8,004,563
	SEACOR Holdings, Inc.~
5,000,000	2.500%, 12/15/27	4,884,175
4,000,000	3.000%, 11/15/28	3,149,020
10,000,000	Whiting Petroleum Corp. 1.250%, 04/01/20	7,449,600

		26,381,083

	Financials (1.8%)
4,000,000	American Residential Properties OP, LP* 3.250%, 11/15/18	5,008,880
	AmTrust Financial Services, Inc.
4,821,000	2.750%, 12/15/44	3,785,883
3,000,000	2.750%, 12/15/44*	2,380,350
	Colony Starwood Homes
6,000,000	3.000%, 07/01/19	6,948,180

PRINCIPAL AMOUNT		VALUE

5,000,000	4.500%, 10/15/17^	$5,791,700
3,500,000	Cowen Group, Inc.~ 3.000%, 03/15/19	3,233,580
8,200,000	Extra Space Storage, LP* 3.125%, 10/01/35	9,069,118
6,000,000	Forestar Group, Inc.^ 3.750%, 03/01/20	5,609,640
1,000,000	FXCM, Inc. 2.250%, 06/15/18	385,720
15,000,000	SL Green Operating Partnership, LP* 3.000%, 10/15/17	22,229,850
5,000,000	Starwood Property Trust, Inc.~ 3.750%, 10/15/17	5,085,950

		69,528,851

	Health Care (6.1%)
7,500,000	Aceto Corp.~* 2.000%, 11/01/20	7,564,238
8,391,000	Acorda Therapeutics, Inc.~^ 1.750%, 06/15/21	7,350,768
5,000,000	Allscripts Healthcare Solutions, Inc.~ 1.250%, 07/01/20	5,296,175
10,000,000	AMAG Pharmaceuticals, Inc.~ 2.500%, 02/15/19	11,778,250
15,000,000	BioMarin Pharmaceutical, Inc.~ 0.750%, 10/15/18	19,072,275
9,500,000	Brookdale Senior Living, Inc.~ 2.750%, 06/15/18	9,558,425
7,500,000	Depomed, Inc.~ 2.500%, 09/01/21	8,887,912
7,500,000	Emergent Biosolutions, Inc.~^ 2.875%, 01/15/21	9,379,800
12,500,000	Horizon Pharma Investment, Ltd.^ 2.500%, 03/15/22	12,452,875
3,804,000	Insulet Corp.~^ 2.000%, 06/15/19	3,826,063
17,500,000	Integra LifeSciences Holdings Corp.~ 1.625%, 12/15/16	28,088,200
5,000,000	Intercept Pharmaceuticals, Inc. 3.250%, 07/01/23	5,651,050
8,000,000	Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	8,781,640
7,000,000	Ligand Pharmaceuticals, Inc.~ 0.750%, 08/15/19	12,919,235
	Medicines Company
12,500,000	2.750%, 07/15/23*	13,104,375
7,500,000	2.500%, 01/15/22~	9,855,225
	Molina Healthcare, Inc.~
10,500,000	1.625%, 08/15/44	12,246,780
5,000,000	1.125%, 01/15/20	7,494,375
12,500,000	NuVasive, Inc.* 2.250%, 03/15/21	15,292,125
5,000,000	Quidel Corp.~ 3.250%, 12/15/20	5,148,600
8,000,000	Spectranetics Corp. 2.625%, 06/01/34	8,166,040
4,000,000	Teligent, Inc. 3.750%, 12/15/19	3,825,260
10,000,000	Wright Medical Group, Inc. 2.000%, 02/15/20	10,132,550

		235,872,236

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (0.9%)
4,000,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	$4,429,760
	Navistar International Corp.
10,000,000	4.750%, 04/15/19	6,279,750
10,000,000	4.500%, 10/15/18~	6,855,950
3,000,000	SolarCity Corp.^ 1.625%, 11/01/19	2,218,830
10,000,000	Trinity Industries, Inc.~ 3.875%, 06/01/36	11,995,450
5,000,000	Tutor Perini Corp.* 2.875%, 06/15/21	5,495,100

		37,274,840

	Information Technology (19.2%)
8,000,000	Blackhawk Network Holdings, Inc.* 1.500%, 01/15/22	8,184,000
7,750,000	Bottomline Technologies (de), Inc.^ 1.500%, 12/01/17	7,861,484
2,500,000	Brocade Communications Systems, Inc.~ 1.375%, 01/01/20	2,468,025
2,500,000	CalAmp Corp.^ 1.625%, 05/15/20	2,353,988
5,000,000	Canadian Solar, Inc.~^ 4.250%, 02/15/19	4,252,775
8,800,000	Cardtronics, Inc. 1.000%, 12/01/20	9,443,192
15,900,000	Ciena Corp.~* 3.750%, 10/15/18	19,043,589
10,000,000	Citrix Systems, Inc.~ 0.500%, 04/15/19	11,737,800
12,000,000	Cornerstone OnDemand, Inc.~ 1.500%, 07/01/18	12,854,880
11,000,000	CSG Systems International, Inc.~* 4.250%, 03/15/36	11,724,405
8,000,000	Cypress Semiconductor Corp.* 4.500%, 01/15/22	8,950,640
10,500,000	Electronics For Imaging, Inc.~ 0.750%, 09/01/19	11,293,380
5,000,000	Envestnet, Inc. 1.750%, 12/15/19	4,738,100
5,000,000	Euronet Worldwide, Inc.~ 1.500%, 10/01/44	6,137,350
12,752,000	Finisar Corp. 0.500%, 12/15/33	12,573,855
	FireEye, Inc.
5,000,000	1.625%, 06/01/35	4,607,450
5,000,000	1.000%, 06/01/35^	4,678,100
9,500,000	Infinera Corp. 1.750%, 06/01/18	9,850,787
5,000,000	Inphi Corp.~* 1.125%, 12/01/20	5,610,875
10,000,000	Integrated Device Technology, Inc.~*^ 0.875%, 11/15/22	10,154,800
25,000,000	LinkedIn Corp.~ 0.500%, 11/01/19	24,771,500
10,000,000	Mentor Graphics Corp.~ 4.000%, 04/01/31	11,003,950
10,000,000	MercadoLibre, Inc.~ 2.250%, 07/01/19	13,412,100
10,000,000	Microchip Technology, Inc.~ 1.625%, 02/15/25	11,985,200

PRINCIPAL AMOUNT			VALUE

20,000,000		Micron Technology, Inc.~ 1.625%, 02/15/33	$27,778,500
2,500,000		NetSuite, Inc.~ 0.250%, 06/01/18	2,735,425
15,000,000		Nuance Communications, Inc.~* 1.000%, 12/15/35	13,500,750
35,000,000		NVIDIA Corp.~ 1.000%, 12/01/18	99,054,900
10,000,000		NXP Semiconductors, NV~ 1.000%, 12/01/19	11,174,450
25,000,000		ON Semiconductor Corp.~ 2.625%, 12/15/26	26,762,750
10,600,000		Palo Alto Networks, Inc.~ 0.000%, 07/01/19	14,097,099
7,500,000		Pandora Media, Inc.* 1.750%, 12/01/20	8,095,200
15,000,000		Proofpoint, Inc. 1.250%, 12/15/18	29,710,425
19,985,000		Qihoo 360 Technology Company, Ltd.~ 1.750%, 08/15/21	19,945,030
10,000,000		Rambus, Inc.~ 1.125%, 08/15/18	12,522,950
7,500,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	7,105,906
7,500,000		Rovi Corp. 0.500%, 03/01/20	7,587,825
25,000,000		Salesforce.com, Inc.~ 0.250%, 04/01/18	32,929,875
12,500,000		ServiceNow, Inc. 0.000%, 11/01/18	14,905,562
5,000,000		SINA Corp. 1.000%, 12/01/18	4,958,100
		SunEdison, Inc.@
14,500,000		2.375%, 04/15/22	630,025
6,250,000		2.000%, 10/01/18	261,094
10,000,000		SunPower Corp.* 4.000%, 01/15/23	8,808,500
4,651,000		Synchronoss Technologies, Inc. 0.750%, 08/15/19	4,840,063
		Take-Two Interactive Software, Inc.~
10,000,000		1.000%, 07/01/18	18,961,900
9,000,000		1.750%, 12/01/16	18,963,000
5,000,000		TTM Technologies, Inc.~ 1.750%, 12/15/20	5,908,225
15,000,000		Twitter, Inc.~ 1.000%, 09/15/21	13,552,800
15,000,000		Viavi Solutions, Inc.~ 0.625%, 08/15/33	14,916,300
		WebMD Health Corp.
10,000,000		2.500%, 01/31/18	11,256,550
3,750,000		2.625%, 06/15/23*	3,800,100
		Workday, Inc.
14,500,000		0.750%, 07/15/18~	17,121,672
7,500,000		1.500%, 07/15/20	9,285,525
20,000,000		Xilinx, Inc.~ 2.625%, 06/15/17	35,472,400
5,000,000		Yahoo!, Inc.~ 0.000%, 12/01/18	4,985,025
12,501,000		Yandex, NV 1.125%, 12/15/18	11,683,810

			743,003,961

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Materials (1.2%)
5,000,000		Allegheny Technologies, Inc.^ 4.750%, 07/01/22	$6,788,325
4,000,000		B2Gold Corp.~ 3.250%, 10/01/18	4,201,620
15,000,000		Cemex, SAB de CV~ 3.750%, 03/15/18	16,872,900
10,000,000		RTI International Metals, Inc. 1.625%, 10/15/19	11,125,650
5,000,000		TimkenSteel Corp. 6.000%, 06/01/21	6,062,825

			45,051,320

		Telecommunication Services (0.3%)
10,000,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	10,998,958

		TOTAL CONVERTIBLE BONDS (Cost $1,395,502,691)	1,426,257,821

SYNTHETIC CONVERTIBLE SECURITIES (8.1%)¤
Corporate Bonds (6.9%)
		Consumer Discretionary (2.0%)
500,000		American Honda Finance Corp.~ 1.125%, 10/07/16	500,400
4,575,000		Continental Airlines 2012-3 Class C Pass Thru Certificates~ 6.125%, 04/29/18	4,839,435
6,820,000		D.R. Horton, Inc.~ 3.750%, 03/01/19	7,024,600
10,000,000		DISH DBS Corp.~ 4.250%, 04/01/18	10,287,500
		Ford Motor Credit Company, LLC~
2,000,000		1.500%, 01/17/17	2,002,800
1,000,000		2.943%, 01/08/19	1,028,790
		General Motors Company, Inc.~
3,000,000		3.250%, 05/15/18	3,073,125
2,500,000		3.500%, 10/02/18	2,585,937
2,000,000		2.400%, 05/09/19	2,013,750
500,000		2.625%, 07/10/17	505,312
		Lennar Corp.~
8,760,000		4.500%, 06/15/19	9,187,050
7,000,000		4.125%, 12/01/18	7,205,625
5,745,000		Meritage Homes Corp.~ 4.500%, 03/01/18	5,881,444
4,170,000		NCL Corp., Ltd. - Class C~* 4.625%, 11/15/20	4,229,944
2,000,000		Nissan Motor Acceptance Corp.~*‡ 1.231%, 03/03/17	2,001,050
13,760,000		Toll Brothers Finance Corp.~ 4.000%, 12/31/18	14,396,400

			76,763,162

		Consumer Staples (0.3%)
		Constellation Brands, Inc.~
6,000,000		7.250%, 05/15/17	6,270,000
4,000,000		7.250%, 09/01/16	4,000,720
1,000,000		WM Wrigley Jr. Company~* 1.400%, 10/21/16	1,001,240

			11,271,960

PRINCIPAL AMOUNT		VALUE

	Energy (0.4%)
8,000,000	Chesapeake Energy Corp.~*^ 8.000%, 12/15/22	$7,300,000
1,000,000	CNOOC, Ltd.~ 1.625%, 04/30/17	1,001,825
3,000,000	Enbridge, Inc.‡ 1.296%, 10/01/16	2,997,225
500,000	Exxon Mobil Corp.~ 1.708%, 03/01/19	508,288
1,500,000	Nabors Industries, Inc.~ 2.350%, 09/15/16	1,497,473
3,197,000	Oasis Petroleum, Inc. 7.250%, 02/01/19	3,011,174
1,250,000	Whiting Petroleum Corp.^ 6.500%, 10/01/18	1,141,406

		17,457,391

	Financials (1.1%)
	Ally Financial, Inc.~
6,000,000	3.250%, 09/29/17	6,063,750
2,500,000	3.250%, 11/05/18	2,531,250
1,000,000	ANZ New Zealand (Int’l), Ltd.~* 1.400%, 04/27/17	1,001,980
5,000,000	Aviation Capital Group Corp.~* 3.875%, 09/27/16	5,014,850
7,750,000	BB&T Corp.~ 1.000%, 04/03/17	7,755,580
	Berkshire Hathaway Finance Corp.~
1,000,000	1.700%, 03/15/19	1,016,550
1,000,000	0.950%, 08/15/16	1,000,085
1,850,000	Deutsche Bank, AG~ 1.400%, 02/13/17	1,846,170
1,500,000	Goldman Sachs Group, Inc.~ 2.000%, 04/25/19	1,517,235
	Hyundai Capital America~*
1,000,000	2.500%, 03/18/19	1,021,585
500,000	2.000%, 07/01/19	503,940
	iStar, Inc.~
6,000,000	4.875%, 07/01/18	5,988,750
2,000,000	4.000%, 11/01/17	1,998,750
2,983,000	Neuberger Berman Group, LLC~* 5.875%, 03/15/22	3,095,161
	PNC Bank NA~
1,000,000	1.950%, 03/04/19	1,016,955
1,000,000	1.800%, 11/05/18	1,013,290

		42,385,881

	Health Care (0.4%)
1,000,000	Actavis Funding SCS~ 1.300%, 06/15/17	999,665
5,000,000	Amgen, Inc.~ 2.500%, 11/15/16	5,023,850
1,205,000	Community Health Systems, Inc.~ 5.125%, 08/15/18	1,223,828
2,703,000	HCA, Inc.~ 3.750%, 03/15/19	2,812,809
500,000	Mylan, Inc.~ 1.350%, 11/29/16	500,365
1,000,000	Mylan, NV~* 2.500%, 06/07/19	1,018,090
500,000	Teva Pharmaceutical Finance Netherlands III, BV 1.700%, 07/19/19	503,098

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,500,000	UnitedHealth Group, Inc.~ 1.700%, 02/15/19	$2,531,213

		14,612,918

	Industrials (1.3%)
12,000,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust~ 2.750%, 05/15/17	12,097,500
10,000,000	Air Lease Corp.~ 5.625%, 04/01/17	10,281,250
5,000,000	American Airlines Group, Inc.~ 6.125%, 06/01/18	5,212,500
4,800,000	CNH Industrial Capital, LLC~ 3.250%, 02/01/17	4,824,000
5,000,000	Deluxe Corp.~ 6.000%, 11/15/20	5,187,500
1,000,000	GATX Corp.~ 1.250%, 03/04/17	999,420
9,175,000	Icahn Enterprises, LP~ 3.500%, 03/15/17	9,238,078
500,000	John Deere Capital Corp.~ 1.050%, 10/11/16	500,370
1,000,000	Rockwell Collins, Inc.~‡ 1.003%, 12/15/16	1,000,670

		49,341,288

	Information Technology (1.1%)
14,700,000	Alliance Data Systems Corp.~* 5.250%, 12/01/17	15,076,687
2,000,000	eBay, Inc.~ 2.500%, 03/09/18	2,038,960
10,000,000	Hewlett Packard Enterprise Company~* 2.850%, 10/05/18	10,258,500
1,000,000	Juniper Networks, Inc.~ 3.125%, 02/26/19	1,029,185
2,725,000	NXP Semiconductors, NV~* 3.750%, 06/01/18	2,789,719
7,000,000	Sanmina Corp.~* 4.375%, 06/01/19	7,227,500
5,000,000	Seagate Technology, PLC~ 3.750%, 11/15/18	5,095,950

		43,516,501

	Materials (0.0%)
1,000,000	BHP Billiton Finance USA, Ltd.~‡ 0.881%, 09/30/16	999,275

	Telecommunication Services (0.3%)
5,000,000	AT&T, Inc.~ 2.400%, 03/15/17	5,041,875
6,000,000	British Telecommunications, PLC~ 1.250%, 02/14/17	6,006,270
500,000	Verizon Communications, Inc.~‡ 2.183%, 09/15/16	500,875

		11,549,020

	TOTAL CORPORATE BONDS	267,897,396

NUMBER OF CONTRACTS		VALUE

Purchased Options (1.2%)#
	Energy (0.0%)
1,000	Southwestern Energy Company Call, 01/20/17, Strike $8.00	$665,000

	Information Technology (0.0%)
2,500	Cisco Systems, Inc. Call, 09/16/16, Strike $30.00	311,250

	Other (1.2%)
	S&P 500 Index
3,000	Call, 08/31/16, Strike $2,225.00	1,140,000
2,000	Call, 12/30/16, Strike $2,000.00	39,410,000
	SPDR S&P 500 ETF Trust
25,000	Call, 09/16/16, Strike $225.00	1,075,000
5,000	Call, 12/30/16, Strike $225.00	1,565,000

		43,190,000

	TOTAL PURCHASED OPTIONS	44,166,250

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $286,801,829)	312,063,646

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (5.1%)
	Consumer Staples (0.1%)
40,000	Post Holdings, Inc. 5.250%	6,137,400

	Energy (0.7%)
800,000	Southwestern Energy Company 6.250%	26,680,000

	Financials (1.8%)
150,000	American Tower Corp. 5.500%	16,597,500
500,000	Mandatory Exchangeable Trust* 5.750%	52,892,500

		69,490,000

	Health Care (1.1%)
25,000	Allergan, PLC~ 5.500%	22,408,500
25,000	Teva Pharmaceutical Industries, Ltd.~ 7.000%	22,200,000

		44,608,500

	Industrials (0.3%)
150,000	Stericycle, Inc. 5.250%	11,188,500

	Information Technology (0.5%)
65,000	Belden, Inc. 6.750%	6,890,000
100,000	MTS Systems Corp. 8.750%	11,230,000

		18,120,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Telecommunication Services (0.3%)
113,200	Frontier Communications Corp. 11.125%	$11,193,216

	Utilities (0.3%)
50,000	Dynegy, Inc. 7.000%	4,877,500
100,000	NextEra Energy, Inc.~^ 6.371%	6,242,000

		11,119,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $204,776,473)	198,537,116

COMMON STOCKS (50.0%)
	Consumer Discretionary (6.1%)
40,632	Amazon.com, Inc.~#	30,831,968
3,023	AutoZone, Inc.~#	2,460,631
25,185	CarMax, Inc.~^#	1,467,278
60,443	Carnival Corp.	2,823,897
5,492	Chipotle Mexican Grill, Inc.#	2,328,553
57,925	Coach, Inc.~	2,497,147
303,989	Comcast Corp.—Class A~	20,443,260
35,259	D.R. Horton, Inc.~	1,159,316
20,147	Darden Restaurants, Inc.~	1,240,249
72,948	Delphi Automotive, PLC	4,947,333
25,186	Discovery Communications, Inc. - Class A~#	631,917
25,186	Discovery Communications, Inc. - Class C~#	618,064
26,194	Dollar General Corp.~	2,481,620
406,990	Ford Motor Company~	5,152,493
31,230	Gap, Inc.~	805,422
108,497	General Motors Company, Inc.	3,421,995
234,118	Home Depot, Inc.~	32,364,472
35,258	Interpublic Group of Companies, Inc.~	813,049
19,343	Lennar Corp.—Class A	905,252
195,336	Lowe’s Companies, Inc.	16,072,246
27,703	Macy’s, Inc.~	992,599
101,134	McDonald’s Corp.~	11,898,415
21,728	Michael Kors Holdings, Ltd.#	1,123,772
10,075	Mohawk Industries, Inc.~#	2,105,071
45,012	Netflix, Inc.^#	4,107,345
191,027	Nike, Inc. - Class B~	10,601,999
6,850	Priceline Group, Inc.~#	9,253,049
11,081	PVH Corp.~	1,119,846
40,294	Ross Stores, Inc.~	2,491,378
35,259	Royal Caribbean Cruises, Ltd.	2,554,162
119,478	Starbucks Corp.~	6,935,698
68,334	Target Corp.	5,147,600
88,752	Time Warner, Inc.~	6,802,841
37,071	TJX Companies, Inc.~	3,029,442
23,216	TripAdvisor, Inc.~#	1,624,424
212,762	Twenty-First Century Fox, Inc.~	5,667,980
17,566	Under Armour, Inc., Class A^#	693,154
17,690	Under Armour, Inc., Class C#	631,533
39,593	Viacom, Inc. - Class B~	1,800,294
209,841	Walt Disney Company~	20,134,244
8,059	Whirlpool Corp.~	1,550,229
20,147	Yum! Brands, Inc.~	1,801,545

		235,532,782

NUMBER OF SHARES		VALUE

	Consumer Staples (5.0%)
278,950	Altria Group, Inc.~	$18,884,915
61,377	Archer-Daniels-Midland Company	2,766,875
377,775	Coca-Cola Company	16,482,323
75,958	Colgate-Palmolive Company~	5,653,554
40,296	ConAgra Foods, Inc.~	1,884,241
45,083	Costco Wholesale Corp.~	7,538,779
157,354	CVS Health Corp.	14,589,863
65,077	General Mills, Inc.	4,678,386
14,103	Hershey Company~	1,562,048
35,259	Kellogg Company~	2,916,272
32,539	Kimberly-Clark Corp.	4,215,427
63,299	Kraft Heinz Company	5,468,401
130,963	Kroger Company	4,477,625
20,819	Mead Johnson Nutrition Company~	1,857,055
168,327	Mondelez International, Inc. - Class A	7,403,021
201,680	PepsiCo, Inc.~	21,966,986
168,236	Philip Morris International, Inc.~	16,867,341
298,491	Procter & Gamble Company	25,547,845
35,986	Reynolds American, Inc.	1,801,459
202,384	Wal-Mart Stores, Inc.~	14,767,960
105,778	Walgreens Boots Alliance, Inc.	8,382,907
36,300	Whole Foods Market, Inc.	1,106,424

		190,819,707

	Energy (4.1%)
47,449	Anadarko Petroleum Corp.~	2,587,394
24,680	Apache Corp.	1,295,700
48,858	Baker Hughes, Inc.~	2,336,878
208,934	Chevron Corp.~	21,411,556
124,814	ConocoPhillips~	5,094,908
62,964	Devon Energy Corp.	2,410,262
91,471	EOG Resources, Inc.~	7,473,181
28,207	EQT Corp.~	2,055,162
549,326	Exxon Mobil Corp.~	48,862,548
96,611	Halliburton Company	4,218,036
10,075	Helmerich & Payne, Inc.~	624,348
26,500	Hess Corp.	1,421,725
385,377	Kinder Morgan, Inc.	7,834,714
60,445	Marathon Oil Corp.~	824,470
103,157	Marathon Petroleum Corp.	4,063,354
13,095	Murphy Oil Corp.~	359,196
48,858	National Oilwell Varco, Inc.~	1,580,556
70,520	Noble Energy, Inc.	2,518,974
81,397	Occidental Petroleum Corp.	6,082,798
80,241	Phillips 66~	6,103,131
141,439	Schlumberger, Ltd.	11,388,668
103,159	Spectra Energy Corp.	3,710,629
49,673	Valero Energy Corp.~	2,596,904
38,485	Williams Companies, Inc.	922,486
1,162,825	WPX Energy, Inc.#	11,616,622

		159,394,200

	Financials (7.2%)
37,273	Aflac, Inc.~	2,694,092
58,158	Allstate Corp.~	3,973,936
189,894	American Express Company~	12,240,567
185,525	American International Group, Inc.	10,099,981
40,801	American Tower Corp.	4,723,532
32,539	Ameriprise Financial, Inc.~	3,118,538
12,088	AvalonBay Communities, Inc.~	2,244,137
1,108,138	Bank of America Corp.	16,056,920
217,094	Bank of New York Mellon Corp.	8,553,504

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

92,279	BB&T Corp.	$3,402,327
217,093	Berkshire Hathaway, Inc. - Class B#	31,320,007
12,994	BlackRock, Inc.~	4,759,053
70,520	Capital One Financial Corp.	4,730,482
176,297	Charles Schwab Corp.~	5,010,361
41,339	Chubb Corp.~	5,178,123
314,813	Citigroup, Inc.~	13,791,958
33,446	Crown Castle International Corp.	3,245,265
51,379	Discover Financial Services	2,920,382
36,872	Equity Residential	2,506,927
110,813	Fifth Third Bancorp~	2,103,231
42,813	Franklin Resources, Inc.~	1,549,402
46,642	Goldman Sachs Group, Inc.~	7,407,216
45,334	Hartford Financial Services Group, Inc.~	1,806,560
88,651	Host Hotels & Resorts, Inc.	1,572,669
469,786	JPMorgan Chase & Company~	30,052,210
15,110	Macerich Company	1,348,416
112,421	MetLife, Inc.~	4,804,874
201,578	Morgan Stanley~	5,791,336
58,175	PNC Financial Services Group, Inc.~	4,808,164
55,406	Prologis, Inc.~	3,019,073
91,169	Prudential Financial, Inc.~	6,864,114
14,959	Public Storage~	3,574,004
191,409	Regions Financial Corp.~	1,755,221
44,528	Simon Property Group, Inc.	10,109,637
43,822	State Street Corp.~	2,882,611
60,443	SunTrust Banks, Inc.~	2,556,134
88,150	Synchrony Financial	2,457,622
27,200	T. Rowe Price Group, Inc.~	1,922,768
28,005	Travelers Companies, Inc.~	3,254,741
182,251	US Bancorp~	7,685,525
32,740	Ventas, Inc.~	2,493,478
18,223	Vornado Realty Trust	1,957,150
512,160	Wells Fargo & Company~	24,568,315
33,421	Welltower, Inc.	2,651,288

		279,565,851

	Health Care (7.4%)
141,941	Abbott Laboratories~	6,351,860
222,234	AbbVie, Inc.~	14,718,558
59,941	Aetna, Inc.~	6,905,803
38,792	Agilent Technologies, Inc.~	1,866,283
21,156	Alexion Pharmaceuticals, Inc.#	2,720,662
51,231	Allergan, PLC#	12,958,881
80,288	Amgen, Inc.	13,811,945
40,801	Anthem, Inc.	5,358,803
62,723	Baxter International, Inc.	3,011,958
30,927	Biogen, Inc.~#	8,966,665
152,219	Bristol-Myers Squibb Company~	11,387,503
33,534	Cardinal Health, Inc.	2,803,442
85,439	Celgene Corp.#	9,585,401
52,889	Cerner Corp.#	3,299,745
40,145	Cigna Corp.	5,177,099
20,147	DaVita HealthCare Partners, Inc.~#	1,562,198
28,247	Edwards Lifesciences Corp.~#	3,234,846
97,718	Eli Lilly and Company	8,099,845
105,676	Express Scripts Holding Company~#	8,038,773
171,659	Gilead Sciences, Inc.	13,641,741
11,600	Illumina, Inc.#	1,929,660
304,687	Johnson & Johnson~	38,155,953

NUMBER OF SHARES		VALUE

24,179	Laboratory Corp. of America Holdings~#	$3,374,421
123,774	Medtronic, PLC	10,846,316
373,541	Merck & Company, Inc.	21,911,915
45,769	Mylan, NV#	2,141,532
14,997	Perrigo Company, PLC	1,370,576
703,972	Pfizer, Inc.~	25,969,527
15,110	Quest Diagnostics, Inc.~	1,304,900
4,029	Regeneron Pharmaceuticals, Inc.~#	1,712,809
35,659	St. Jude Medical, Inc.~	2,961,123
45,333	Stryker Corp.~	5,271,321
81,396	Thermo Fisher Scientific, Inc.~	12,928,941
92,279	UnitedHealth Group, Inc.	13,214,353

		286,595,358

	Industrials (4.5%)
55,304	3M Company	9,864,022
100,741	Boeing Company~	13,465,042
66,186	Caterpillar, Inc.~	5,477,553
100,740	CSX Corp.~	2,853,964
19,140	Cummins, Inc.~	2,349,818
65,076	Danaher Corp.	5,299,790
73,340	Deere & Company	5,699,251
151,916	Delta Air Lines, Inc.	5,886,745
39,793	Eaton Corp., PLC	2,523,274
65,077	Emerson Electric Company~	3,637,804
37,977	FedEx Corp.	6,148,476
33,244	Fluor Corp.~	1,779,219
32,538	Fortive Corp.#	1,568,657
32,833	General Dynamics Corp.	4,822,839
1,003,093	General Electric Company~	31,236,316
117,413	Honeywell International, Inc.	13,658,654
43,419	Illinois Tool Works, Inc.~	5,010,553
23,297	Jacobs Engineering Group, Inc.~#	1,246,856
11,137	Kansas City Southern	1,070,377
8,517	L-3 Communications Holdings, Inc.	1,291,433
27,740	Lockheed Martin Corp.	7,010,730
70,520	Masco Corp.~	2,572,570
27,867	Norfolk Southern Corp.	2,501,899
35,259	Pentair, PLC	2,250,229
25,186	Robert Half International, Inc.~	920,296
154,033	Southwest Airlines Company~	5,700,761
86,839	Union Pacific Corp.~	8,080,369
89,558	United Parcel Service, Inc. - Class B	9,681,220
101,144	United Technologies Corp.~	10,888,152

		174,496,869

	Information Technology (11.0%)
59,739	Accenture, PLC - Class A~	6,739,157
40,297	Akamai Technologies, Inc.~#	2,036,207
30,972	Alphabet, Inc. - Class A#	24,509,382
31,073	Alphabet, Inc. - Class C~#	23,888,612
40,297	Amphenol Corp. - Class A~	2,398,477
782,490	Apple, Inc.~	81,543,283
161,182	Applied Materials, Inc.	4,237,475
61,776	Broadcom, Ltd.	10,006,476
390,588	Cisco Systems, Inc.	11,924,652
76,059	Cognizant Technology Solutions Corp. - Class A#	4,372,632
115,514	eBay, Inc.#	3,599,416
200,396	EMC Corp.~	5,667,199
22,667	F5 Networks, Inc.~#	2,797,561
268,146	Facebook, Inc. - Class A~#	33,234,015

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

65,076	Fiserv, Inc.#	$7,181,787
243,792	Hewlett Packard Enterprise Company~	5,124,508
243,792	HP, Inc.	3,415,526
623,379	Intel Corp.~	21,730,992
105,981	International Business Machines Corp.^	17,022,668
73,020	Juniper Networks, Inc.~	1,656,824
170,553	MasterCard, Inc. - Class A	16,243,468
40,297	Microchip Technology, Inc.	2,242,125
137,427	Micron Technology, Inc.~#	1,888,247
998,634	Microsoft Corp.~	56,602,575
373,947	Oracle Corp.	15,346,785
115,513	PayPal Holdings, Inc.#	4,301,704
209,526	QUALCOMM, Inc.	13,112,137
20,147	Red Hat, Inc.~#	1,516,868
85,630	Symantec Corp.~	1,749,421
55,884	TE Connectivity, Ltd.	3,368,688
20,147	Teradata Corp.#	571,772
56,357	Texas Instruments, Inc.~	3,930,901
306,793	Visa, Inc. - Class A~^	23,945,194
44,371	Western Digital Corp.	2,108,066
78,075	Yahoo!, Inc.#	2,981,684

		422,996,484

	Materials (1.4%)
28,208	Air Products & Chemicals, Inc.~	4,214,839
45,341	CF Industries Holdings, Inc.~	1,119,016
173,676	Dow Chemical Company~	9,321,191
106,381	E.I. du Pont de Nemours and Company	7,358,374
10,074	Eastman Chemical Company~	657,127
176,894	Freeport-McMoRan, Inc.#	2,292,546
54,300	LyondellBasell Industries, NV - Class A	4,086,618
82,494	Monsanto Company	8,807,885
75,958	Mosaic Company	2,050,866
84,621	Newmont Mining Corp.~	3,723,324
34,654	PPG Industries, Inc.	3,628,620
37,977	Praxair, Inc.	4,425,840

		51,686,246

	Telecommunication Services (1.5%)
749,428	AT&T, Inc.~	32,442,738
102,050	CenturyLink, Inc.~	3,208,452
423,309	Verizon Communications, Inc.~	23,455,552

		59,106,742

	Utilities (1.8%)
105,778	AES Corp.~	1,306,358
68,403	American Electric Power Company, Inc.~	4,740,328
55,406	CMS Energy Corp.~	2,503,243
40,296	Consolidated Edison, Inc.	3,226,904
48,858	Dominion Resources, Inc.~	3,811,901
135,697	Duke Energy Corp.~	11,614,306
50,371	Edison International	3,897,708
24,179	Entergy Corp.~	1,967,929
20,147	Eversource Energy~	1,178,398
70,520	Exelon Corp.~	2,628,986
50,371	FirstEnergy Corp.~	1,758,955
83,011	NextEra Energy, Inc.	10,649,481
60,443	PG&E Corp.	3,864,725
50,371	PPL Corp.~	1,899,490
60,443	Public Service Enterprise Group, Inc.~	2,780,983

NUMBER OF SHARES		VALUE

174,783	Southern Company	$9,350,891
45,334	Xcel Energy, Inc.~	1,993,789

		69,174,375

	TOTAL COMMON STOCKS (Cost $1,765,923,106)	1,929,368,614

EXCHANGE-TRADED FUNDS (1.2%)
	Other (1.2%)
212,000	SPDR S&P 500 ETF Trust (Cost $42,427,629)	46,035,800
NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.4%)#
	Consumer Discretionary (0.0%)
	Tesla Motors, Inc.
2,500	Put, 01/19/18, Strike $30.00	236,250
34	Put, 01/19/18, Strike $20.00	1,768

		238,018

	Information Technology (0.0%)
7,500	NVIDIA Corp. Put, 01/20/17, Strike $37.00	600,000

	Other (0.4%)
5,000	SPDR S&P 500 ETF Trust Put, 12/30/16, Strike $205.00	2,380,000
2,000	S&P 500 Index Put, 08/05/16, Strike $2,020.00	25,000
1,000	Put, 08/05/16, Strike $2,075.00	30,000
1,000	Put, 08/05/16, Strike $1,925.00	7,500
1,000	Put, 08/31/16, Strike $2,150.00	1,785,000
1,000	Put, 08/31/16, Strike $2,075.00	635,000
1,000	Put, 09/30/16, Strike $2,080.00	1,865,000
1,000	Put, 09/30/16, Strike $2,025.00	1,200,000
1,000	Put, 09/30/16, Strike $1,870.00	385,000
1,000	Put, 09/30/16, Strike $1,825.00	280,000
1,000	Put, 12/30/16, Strike $2,025.00	4,205,000
750	Put, 12/30/16, Strike $2,000.00	2,816,250

		15,613,750

	TOTAL PURCHASED OPTIONS (Cost $38,183,213)	16,451,768

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (0.5%)
18,525,499	Fidelity Prime Money Market Fund - Institutional Class (Cost $18,525,499)	18,525,499

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)
14,333,781	Citibank NA	14,333,781
	Federal Home Loan Bank Discount Notes

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

6,584,693	0.000%, 08/19/16	$6,584,693
4,115,167	0.000%, 08/18/16	4,115,167
1,050,709	Fidelity Prime Money Market Fund - Institutional Class	1,050,709
4,263,807	Goldman Sachs Financial Square Prime Obligations Fund	4,263,807
690,617	Morgan Stanley Institutional Liquidity Fund	690,617

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $31,038,774)	31,038,774

	TOTAL INVESTMENTS (103.0%) (Cost $3,783,179,214)	3,978,279,038

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.8%)		(31,038,774)

LIABILITIES, LESS OTHER ASSETS (-2.2%)		(84,528,822)

NET ASSETS (100.0%)		$3,862,711,442

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-25.0%)#
	Consumer Discretionary (-3.4%)
(387,001)	CalAtlantic Group, Inc.	(14,013,306)
(546,000)	Ctrip.com International, Ltd.	(23,843,820)
(18,900)	GNC Holdings, Inc. - Class A	(385,749)
(17,000)	HSN, Inc.	(869,720)
(130,800)	Live Nation Entertainment, Inc.	(3,586,536)
(60,500)	M/I Homes, Inc.	(1,364,275)
(69,850)	Meritage Homes Corp.	(2,541,841)
(25,610)	Priceline Group, Inc.~	(34,594,244)
(18,000)	Restoration Hardware Holdings, Inc.	(554,580)
(108,045)	Shutterfly, Inc.	(5,746,914)
(193,100)	TAL Education Group	(11,626,551)
(130,500)	Tesla Motors, Inc.	(30,640,095)
(226,000)	Vipshop Holdings, Ltd.	(3,215,980)

		(132,983,611)

	Consumer Staples (-0.2%)
(56,500)	Herbalife, Ltd.	(3,842,565)
(63,700)	Post Holdings, Inc.	(5,520,879)

		(9,363,444)

	Energy (-0.9%)
(560,000)	Renewable Energy Group, Inc.	(5,460,000)
(25,550)	SEACOR Holdings, Inc.	(1,444,086)
(1,201,713)	Southwestern Energy Company	(17,520,976)
(67,000)	Whiting Petroleum Corp.	(493,790)
(1,162,814)	WPX Energy, Inc.	(11,616,512)

		(36,535,364)

	Financials (-1.4%)
(150,000)	American Homes 4 Rent	(3,255,000)
(115,000)	American Tower Corp.	(13,313,550)
(156,400)	AmTrust Financial Services, Inc.	(3,733,268)

NUMBER OF SHARES		VALUE

(188,500)	Colony Starwood Homes	$(6,175,260)
(357,900)	Cowen Group, Inc.	(1,116,648)
(43,000)	Extra Space Storage, LP	(3,698,860)
(99,200)	Forestar Group, Inc.	(1,218,176)
(171,500)	SL Green Realty Corp.	(20,206,130)
(40,000)	Starwood Property Trust, Inc.	(872,000)

		(53,588,892)

	Health Care (-4.6%)
(155,000)	Aceto Corp.	(3,985,050)
(117,000)	Acorda Therapeutics, Inc.	(2,957,760)
(56,500)	Allergan, PLC	(14,291,675)
(195,000)	Allscripts Healthcare Solutions, Inc.	(2,753,400)
(270,000)	AMAG Pharmaceuticals, Inc.	(7,163,100)
(105,000)	BioMarin Pharmaceutical, Inc.	(10,439,100)
(140,500)	Brookdale Senior Living, Inc.	(2,595,035)
(326,000)	Depomed, Inc.	(6,184,220)
(170,000)	Emergent Biosolutions, Inc.	(5,676,300)
(290,000)	Horizon Pharma, PLC	(5,594,100)
(45,000)	Insulet Corp.	(1,592,550)
(321,500)	Integra LifeSciences Holdings Corp.	(27,092,805)
(20,550)	Intercept Pharmaceuticals, Inc.	(3,555,767)
(382,000)	Ironwood Pharmaceuticals, Inc.	(5,397,660)
(88,700)	Ligand Pharmaceuticals, Inc.	(11,963,856)
(367,000)	Medicines Company	(14,353,370)
(229,100)	Molina Healthcare, Inc.	(13,015,171)
(155,500)	NuVasive, Inc.	(9,672,100)
(102,973)	Quidel Corp.	(2,347,784)
(151,000)	Spectranetics Corp.	(3,500,180)
(140,000)	Teligent, Inc.	(1,136,800)
(306,300)	Teva Pharmaceutical Industries, Ltd.	(16,387,050)
(205,717)	Wright Medical Group, NV	(4,511,374)

		(176,166,207)

	Industrials (-0.5%)
(47,500)	Greenbrier Companies, Inc.	(1,559,425)
(154,600)	Navistar International Corp.	(1,981,972)
(75,000)	Stericycle, Inc.	(6,770,250)
(255,000)	Trinity Industries, Inc.	(5,918,550)
(117,000)	Tutor Perini Corp.	(2,939,040)

		(19,169,237)

	Information Technology (-12.9%)
(510,000)	Alibaba Group Holding, Ltd.	(42,064,800)
(75,000)	Belden, Inc.	(5,490,750)
(96,000)	Blackhawk Network Holdings, Inc.	(3,339,840)
(142,500)	Bottomline Technologies (de), Inc.	(3,008,175)
(45,076)	Brocade Communications Systems, Inc.	(419,207)
(50,000)	CalAmp Corp.	(710,000)
(50,000)	Canadian Solar, Inc.	(710,000)
(103,999)	Cardtronics, PLC	(4,574,916)
(499,400)	Ciena Corp.	(9,583,486)
(84,200)	Citrix Systems, Inc.	(7,504,746)
(132,900)	Cornerstone OnDemand, Inc.	(5,739,951)
(120,000)	CSG Systems International, Inc.	(4,831,200)
(390,000)	Cypress Semiconductor Corp.	(4,539,600)
(130,000)	Electronics For Imaging, Inc.	(5,757,700)
(40,900)	Envestnet, Inc.	(1,561,153)
(43,700)	Euronet Worldwide, Inc.	(3,332,562)
(185,000)	Finisar Corp.	(3,470,600)
(47,000)	FireEye, Inc.	(818,740)
(366,750)	Infinera Corp.	(3,212,730)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

(94,100)		Inphi Corp.	$(3,310,438)
(163,800)		Integrated Device Technology, Inc.	(3,601,962)
(26,000)		LinkedIn Corp.	(5,010,980)
(367,899)		Mentor Graphics Corp.	(7,858,323)
(65,700)		MercadoLibre, Inc.	(10,057,356)
(166,000)		Microchip Technology, Inc.	(9,236,240)
(1,394,800)		Micron Technology, Inc.~	(19,164,552)
(190,500)		MTS Systems Corp.	(9,035,415)
(11,000)		NetSuite, Inc.	(1,197,350)
(364,700)		Nuance Communications, Inc.	(5,860,729)
(1,700,000)		NVIDIA Corp.	(97,070,000)
(58,773)		NXP Semiconductors, NV	(4,942,221)
(1,372,000)		ON Semiconductor Corp.	(13,761,160)
(81,700)		Palo Alto Networks, Inc.	(10,693,713)
(300,000)		Pandora Media, Inc.	(4,080,000)
(361,400)		Proofpoint, Inc.	(27,419,418)
(624,000)		Rambus, Inc.	(8,436,480)
(135,000)		Rovi Corp.	(2,539,350)
(319,700)		Salesforce.com, Inc.	(26,151,460)
(125,000)		ServiceNow, Inc.	(9,365,000)
(7,500)		SINA Corp.	(404,100)
(215,000)		SunPower Corp.	(3,134,700)
(48,500)		Synchronoss Technologies, Inc.	(1,810,990)
(894,500)		Take-Two Interactive Software, Inc.	(35,941,010)
(425,500)		TTM Technologies, Inc.	(4,233,725)
(40,000)		Twitter, Inc.	(665,600)
(392,500)		Viavi Solutions, Inc.	(2,798,525)
(115,200)		WebMD Health Corp.	(7,028,352)
(181,700)		Workday, Inc. - Class A	(15,142,878)
(651,500)		Xilinx, Inc.	(33,278,620)
(35,000)		Yahoo!, Inc.	(1,336,650)
(76,000)		Yandex, NV - Class A	(1,645,400)

			(496,882,853)

		Materials (-0.6%)
(309,846)		Alcoa, Inc.	(3,290,565)
(292,000)		Allegheny Technologies, Inc.	(5,200,520)
(378,000)		B2Gold Corp.	(1,183,140)
(1,089,691)		Cemex, SAB de CV	(8,336,136)
(325,000)		TimkenSteel Corp.	(3,256,500)

			(21,266,861)

		Telecommunication Services (-0.3%)
(1,770,000)		Frontier Communications Corp.	(9,204,000)
(306,000)	EUR	Koninklijke KPN, NV	(1,006,464)

			(10,210,464)

		Utilities (-0.2%)
(240,000)		Dynegy, Inc.	(3,631,200)
(39,000)		NextEra Energy, Inc.	(5,003,310)

			(8,634,510)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $827,106,130)	(964,801,443)

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (-2.8%) #
	Consumer Discretionary (0.0%)
800	Tesla Motors, Inc. Put, 01/19/18, Strike $120.00	$(972,000)

	Energy (0.0%)
2,000	Southwestern Energy Company Call, 01/20/17, Strike $13.00	(655,000)

	Health Care (0.0%)
300	Allergan, PLC Put, 11/18/16, Strike $240.00	(324,000)

	Information Technology (0.0%)
1,030	Applied Materials, Inc. Call, 10/21/16, Strike $27.00	(98,880)
425	Broadcom, Ltd. Call, 10/21/16, Strike $175.00	(172,125)
190	F5 Networks, Inc. Call, 08/19/16, Strike $118.00	(119,700)
530	Fiserv, Inc. Call, 12/16/16, Strike $115.00	(169,600)
1,500	Hewlett Packard Enterprise Company Call, 08/19/16, Strike $20.50	(153,750)
15,000	NVIDIA Corp. Put, 01/20/17, Strike $30.00	(540,000)
686	Salesforce.com, Inc. Put, 09/16/16, Strike $75.00	(78,890)
31	Texas Instruments, Inc. Call, 08/19/16, Strike $65.50	(13,873)

		(1,346,818)

	Materials (0.0%)
567	Newmont Mining Corp. Call, 08/19/16, Strike $43.00	(119,070)

	Other (-2.8%)
	S&P 500 Index
4,000	Call, 12/30/16, Strike $2,100.00	(47,580,000)
2,000	Put, 08/05/16, Strike $2,000.00	(30,000)
2,000	Call, 09/30/16, Strike $2,075.00	(22,210,000)
2,000	Put, 09/30/16, Strike $1,975.00	(1,640,000)
2,000	Put, 09/30/16, Strike $1,925.00	(1,140,000)
2,000	Call, 12/16/16, Strike $2,150.00	(16,050,000)
2,000	Put, 12/30/16, Strike $1,875.00	(4,330,000)
1,500	Call, 12/30/16, Strike $2,200.00	(8,227,500)
500	Call, 08/05/16, Strike $2,125.00	(2,457,500)
10,000	SPDR S&P 500 ETF Trust Put, 12/30/16, Strike $190.00	(2,430,000)

		(106,095,000)

	TOTAL WRITTEN OPTIONS (Premium $91,103,713)	(109,511,888)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $752,843,189.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2016.

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.7%)
	Consumer Discretionary (12.3%)
354	Amazon.com, Inc.#	$268,619
28	AutoZone, Inc.#~	22,791
221	CarMax, Inc.#~	12,875
577	Carnival Corp.	26,957
48	Chipotle Mexican Grill, Inc.#	20,352
502	Coach, Inc.	21,641
2,659	Comcast Corp. - Class A~	178,818
308	D.R. Horton, Inc.	10,127
178	Darden Restaurants, Inc.	10,958
639	Delphi Automotive, PLC	43,337
221	Discovery Communications, Inc. - Class A#~	5,545
220	Discovery Communications, Inc. - Class C#~	5,399
232	Dollar General Corp.	21,980
3,561	Ford Motor Company	45,082
273	Gap, Inc.~	7,041
950	General Motors Company, Inc.	29,963
2,050	Home Depot, Inc.	283,392
307	Interpublic Group of Companies, Inc.	7,079
170	Lennar Corp. - Class A	7,956
1,708	Lowe’s Companies, Inc.~	140,534
241	Macy’s, Inc.	8,635
887	McDonald’s Corp.	104,356
192	Michael Kors Holdings, Ltd.#~	9,930
88	Mohawk Industries, Inc.#	18,387
388	Netflix, Inc.#	35,405
1,578	Nike, Inc. - Class B~	87,579
59	Priceline Group, Inc.#	79,698
97	PVH Corp.	9,803
355	Ross Stores, Inc.	21,950
335	Royal Caribbean Cruises, Ltd.	24,267
1,043	Starbucks Corp.	60,546
616	Target Corp.	46,403
777	Time Warner, Inc.	59,557
303	TJX Companies, Inc.	24,761
207	TripAdvisor, Inc.#	14,484
1,861	Twenty-First Century Fox, Inc.	49,577
168	Under Armour, Inc., Class A#	6,629
169	Under Armour, Inc., Class C#	6,033
325	Viacom, Inc. - Class B	14,778
1,838	Walt Disney Company~	176,356
74	Whirlpool Corp.	14,235
175	Yum! Brands, Inc.	15,648

		2,059,463

	Consumer Staples (10.0%)
2,438	Altria Group, Inc.~	165,053
540	Archer-Daniels-Midland Company~	24,343
3,302	Coca-Cola Company~	144,066
663	Colgate-Palmolive Company	49,347
352	ConAgra Foods, Inc.~	16,460
406	Costco Wholesale Corp.	67,891
1,377	CVS Health Corp.~	127,675
566	General Mills, Inc.	40,690
127	Hershey Company~	14,067
309	Kellogg Company	25,557
286	Kimberly-Clark Corp.	37,051
553	Kraft Heinz Company	47,774

NUMBER OF SHARES		VALUE

1,146	Kroger Company~	$39,182
179	Mead Johnson Nutrition Company	15,967
1,465	Mondelez International, Inc. - Class A	64,431
1,765	PepsiCo, Inc.	192,244
1,472	Philip Morris International, Inc.	147,583
2,611	Procter & Gamble Company	223,475
312	Reynolds American, Inc.	15,619
1,770	Wal-Mart Stores, Inc.~	129,157
926	Walgreens Boots Alliance, Inc.	73,385
311	Whole Foods Market, Inc.	9,479

		1,670,496

	Energy (7.6%)
416	Anadarko Petroleum Corp.~	22,685
216	Apache Corp.	11,340
427	Baker Hughes, Inc.~	20,423
1,827	Chevron Corp.~	187,231
1,091	ConocoPhillips~	44,535
551	Devon Energy Corp.	21,092
799	EOG Resources, Inc.	65,278
250	EQT Corp.	18,215
4,850	Exxon Mobil Corp.	431,408
844	Halliburton Company	36,849
87	Helmerich & Payne, Inc.	5,391
233	Hess Corp.~	12,501
1,724	Kinder Morgan, Inc.	35,049
525	Marathon Oil Corp.	7,161
900	Marathon Petroleum Corp.	35,451
116	Murphy Oil Corp.	3,182
426	National Oilwell Varco, Inc.	13,781
613	Noble Energy, Inc.	21,896
711	Occidental Petroleum Corp.	53,133
698	Phillips 66	53,090
1,239	Schlumberger, Ltd.~	99,764
901	Spectra Energy Corp.	32,409
426	Valero Energy Corp.	22,271
342	Williams Companies, Inc.	8,198

		1,262,333

	Financials (14.5%)
288	Aflac, Inc.~	20,817
444	Allstate Corp.~	30,338
1,668	American Express Company~	107,519
1,561	American International Group, Inc.~	84,981
354	American Tower Corp.~	40,983
286	Ameriprise Financial, Inc.~	27,410
109	AvalonBay Communities, Inc.~	20,236
9,691	Bank of America Corp.~	140,423
1,898	Bank of New York Mellon Corp.~	74,781
804	BB&T Corp.~	29,643
1,898	Berkshire Hathaway, Inc. - Class B#~	273,824
113	BlackRock, Inc.~	41,386
613	Capital One Financial Corp.	41,120
1,541	Charles Schwab Corp.	43,795
364	Chubb Corp.	45,595
2,756	Citigroup, Inc.~	120,740
296	Crown Castle International Corp.	28,721
446	Discover Financial Services	25,351
320	Equity Residential	21,757
968	Fifth Third Bancorp	18,373
375	Franklin Resources, Inc.	13,571
408	Goldman Sachs Group, Inc.	64,794

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

397	Hartford Financial Services Group, Inc.	$15,820
800	Host Hotels & Resorts, Inc.	14,192
3,913	JPMorgan Chase & Company~	250,315
138	Macerich Company	12,315
985	MetLife, Inc.	42,099
1,741	Morgan Stanley	50,019
502	PNC Financial Services Group, Inc.	41,490
481	Prologis, Inc.	26,210
795	Prudential Financial, Inc.	59,856
136	Public Storage	32,493
1,671	Regions Financial Corp.	15,323
392	Simon Property Group, Inc.	89,000
383	State Street Corp.	25,194
526	SunTrust Banks, Inc.	22,244
844	Synchrony Financial	23,531
239	T. Rowe Price Group, Inc.	16,895
244	Travelers Companies, Inc.	28,358
1,570	US Bancorp~	66,207
288	Ventas, Inc.	21,934
165	Vornado Realty Trust	17,721
4,492	Wells Fargo & Company~	215,481
296	Welltower, Inc.	23,482

		2,426,337

	Health Care (14.9%)
1,242	Abbott Laboratories~	55,579
1,942	AbbVie, Inc.~	128,619
519	Aetna, Inc.~	59,794
309	Agilent Technologies, Inc.~	14,866
187	Alexion Pharmaceuticals, Inc.#~	24,048
445	Allergan, PLC#	112,563
699	Amgen, Inc.~	120,249
353	Anthem, Inc.~	46,363
545	Baxter International, Inc.	26,171
268	Biogen, Inc.#~	77,701
1,333	Bristol-Myers Squibb Company~	99,722
303	Cardinal Health, Inc.	25,331
735	Celgene Corp.#	82,460
459	Cerner Corp.#	28,637
355	Cigna Corp.	45,781
178	DaVita HealthCare Partners, Inc.#~	13,802
243	Edwards Lifesciences Corp.#	27,828
854	Eli Lilly and Company	70,788
924	Express Scripts Holding Company#	70,289
1,503	Gilead Sciences, Inc.~	119,443
105	Illumina, Inc.#	17,467
2,665	Johnson & Johnson~	333,738
212	Laboratory Corp. of America Holdings#	29,587
1,016	Medtronic, PLC	89,032
3,269	Merck & Company, Inc.	191,760
382	Mylan, NV#	17,874
127	Perrigo Company, PLC	11,606
6,155	Pfizer, Inc.	227,058
133	Quest Diagnostics, Inc.	11,486
34	Regeneron Pharmaceuticals, Inc.#	14,454
309	St. Jude Medical, Inc.	25,659
393	Stryker Corp.	45,698
711	Thermo Fisher Scientific, Inc.	112,935
804	UnitedHealth Group, Inc.	115,133

		2,493,521

NUMBER OF SHARES		VALUE

	Industrials (9.1%)
480	3M Company	$85,613
878	Boeing Company~	117,353
577	Caterpillar, Inc.	47,753
879	CSX Corp.	24,902
168	Cummins, Inc.	20,625
566	Danaher Corp.	46,095
643	Deere & Company	49,968
1,330	Delta Air Lines, Inc.	51,538
343	Eaton Corp., PLC	21,750
566	Emerson Electric Company	31,639
335	FedEx Corp.	54,237
290	Fluor Corp.	15,521
283	Fortive Corp.#	13,643
290	General Dynamics Corp.	42,598
8,685	General Electric Company~	270,451
1,027	Honeywell International, Inc.	119,471
381	Illinois Tool Works, Inc.	43,967
206	Jacobs Engineering Group, Inc.#	11,025
102	Kansas City Southern	9,803
79	L-3 Communications Holdings, Inc.	11,979
248	Lockheed Martin Corp.	62,677
613	Masco Corp.	22,362
251	Norfolk Southern Corp.	22,535
309	Pentair, PLC	19,720
221	Robert Half International, Inc.	8,075
1,352	Southwest Airlines Company	50,038
759	Union Pacific Corp.	70,625
781	United Parcel Service, Inc. - Class B	84,426
888	United Technologies Corp.~	95,593

		1,525,982

	Information Technology (21.9%)
520	Accenture, PLC - Class A	58,661
351	Akamai Technologies, Inc.#~	17,736
258	Alphabet, Inc. - Class A#~	204,166
258	Alphabet, Inc. - Class C#	198,348
352	Amphenol Corp. - Class A~	20,951
6,563	Apple, Inc.	683,930
1,409	Applied Materials, Inc.~	37,043
513	Broadcom, Ltd.	83,096
3,408	Cisco Systems, Inc.~	104,046
667	Cognizant Technology Solutions Corp. - Class A#	38,346
1,007	eBay, Inc.#	31,378
1,804	EMC Corp.~	51,017
198	F5 Networks, Inc.#	24,437
2,366	Facebook, Inc. - Class A#	293,242
566	Fiserv, Inc.#	62,464
2,143	Hewlett Packard Enterprise Company~	45,046
2,143	HP, Inc.	30,023
5,480	Intel Corp.~	191,033
928	International Business Machines Corp.~	149,055
635	Juniper Networks, Inc.	14,408
1,490	MasterCard, Inc. - Class A~	141,908
350	Microchip Technology, Inc.	19,474
1,212	Micron Technology, Inc.#	16,653
8,727	Microsoft Corp.	494,646
3,271	Oracle Corp.~	134,242
1,007	PayPal Holdings, Inc.#	37,501
1,856	QUALCOMM, Inc.~	116,148
178	Red Hat, Inc.#~	13,402

See accompanying Notes to Schedule of Investments

Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

747	Symantec Corp.	$15,261
492	TE Connectivity, Ltd.	29,658
177	Teradata Corp.#	5,023
541	Texas Instruments, Inc.	37,735
2,689	Visa, Inc. - Class A~	209,876
400	Western Digital Corp.	19,004
707	Yahoo!, Inc.#	27,000

		3,655,957

	Materials (2.7%)
246	Air Products & Chemicals, Inc.~	36,757
396	CF Industries Holdings, Inc.	9,773
1,518	Dow Chemical Company	81,471
930	E.I. du Pont de Nemours and Company	64,328
88	Eastman Chemical Company	5,740
1,539	Freeport-McMoRan, Inc.#	19,946
473	LyondellBasell Industries, NV - Class A	35,598
718	Monsanto Company	76,661
663	Mosaic Company	17,901
735	Newmont Mining Corp.	32,340
307	PPG Industries, Inc.	32,146
335	Praxair, Inc.	39,041

		451,702

	Telecommunication Services (3.1%)
6,556	AT&T, Inc.~	283,809
894	CenturyLink, Inc.	28,108
3,703	Verizon Communications, Inc.	205,183

		517,100

	Utilities (3.6%)
923	AES Corp.~	11,399
596	American Electric Power Company, Inc.~	41,303
481	CMS Energy Corp.~	21,732
352	Consolidated Edison, Inc.	28,188
427	Dominion Resources, Inc.	33,315
1,187	Duke Energy Corp.	101,595
440	Edison International	34,047
212	Entergy Corp.	17,255
178	Eversource Energy	10,411
613	Exelon Corp.	22,853
440	FirstEnergy Corp.	15,365
723	NextEra Energy, Inc.	92,754
526	PG&E Corp.	33,632
440	PPL Corp.	16,592
526	Public Service Enterprise Group, Inc.	24,201
1,527	Southern Company	81,694
398	Xcel Energy, Inc.	17,504

		603,840

	TOTAL COMMON STOCKS (Cost $15,883,370)	16,666,731

EXCHANGE-TRADED FUNDS (0.5%)
	Other (0.5%)
400	SPDR S&P 500 ETF Trust (Cost $86,516)	86,860

NUMBER OF CONTRACTS		VALUE

PURCHASED OPTIONS (2.6%)#
	Information Technology (0.0%)
22	Cisco Systems, Inc. Call, 09/16/16, Strike $30.00	$2,739

	Other (2.6%)
	S&P 500 Index
26	Call, 08/31/16, Strike $2,225.00	9,880
20	Call, 09/16/16, Strike $2,250.00	6,800
16	Put, 08/05/16, Strike $2,020.00	200
16	Call, 12/30/16, Strike $2,000.00	315,280
9	Put, 08/31/16, Strike $2,150.00	16,065
9	Put, 09/30/16, Strike $2,025.00	10,800
9	Put, 09/30/16, Strike $1,825.00	2,520
8	Put, 08/05/16, Strike $2,075.00	240
8	Put, 08/05/16, Strike $1,925.00	60
8	Put, 08/31/16, Strike $2,075.00	5,080
8	Put, 09/30/16, Strike $2,080.00	14,920
8	Put, 09/30/16, Strike $1,870.00	3,080
8	Put, 12/30/16, Strike $2,025.00	33,640
4	Put, 12/30/16, Strike $2,000.00	15,020

		433,585

	TOTAL PURCHASED OPTIONS (Cost $447,506)	436,324

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (1.3%)
223,784	Fidelity Prime Money Market Fund - Institutional Class (Cost $223,784)	223,784

TOTAL INVESTMENTS (104.1%) (Cost $16,641,176)		17,413,699

LIABILITIES, LESS OTHER ASSETS (-4.1%)		(688,274)

NET ASSETS (100.0%)		$16,725,425

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-5.2%)#
	Health Care (0.0%)
3	Allergan, PLC Put, 11/18/16, Strike $240.00	(3,240)

	Information Technology (-0.1%)
9	Applied Materials, Inc. Call, 10/21/16, Strike $27.00	(864)
3	Broadcom, Ltd. Call, 10/21/16, Strike $175.00	(1,215)
2	F5 Networks, Inc. Call, 08/19/16, Strike $118.00	(1,260)
4	Fiserv, Inc. Call, 12/16/16, Strike $115.00	(1,280)
14	Hewlett Packard Enterprise Company Call, 08/19/16, Strike $20.50	(1,435)

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE
6	Salesforce.com, Inc. Put, 09/16/16, Strike $75.00	$(690)

		(6,744)

	Materials (0.0%)
5	Newmont Mining Corp. Call, 08/19/16, Strike $43.00	(1,050)

	Other (-5.1%)
	S&P 500 Index
32	Call, 12/30/16, Strike $2,100.00	(380,640)
18	Call, 09/30/16, Strike $2,075.00	(199,890)
18	Put, 09/30/16, Strike $1,925.00	(10,260)
16	Put, 08/05/16, Strike $2,000.00	(240)
16	Put, 09/30/16, Strike $1,975.00	(13,120)
16	Put, 12/30/16, Strike $1,875.00	(34,640)
12	Call, 12/30/16, Strike $2,200.00	(65,820)
11	Call, 12/16/16, Strike $2,150.00	(88,275)
7	Call, 09/16/16, Strike $2,125.00	(44,835)
4	Call, 08/05/16, Strike $2,125.00	(19,660)

		(857,380)

	TOTAL WRITTEN OPTIONS (Premium $653,144)	(868,414)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $4,273,037.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (66.7%)
		Consumer Discretionary (1.1%)
5,452		Wayfair, Inc.#~	$237,162

		Financials (37.3%)
8,019		American Express Company~	516,905
51,875		Bank of America Corp.~	751,669
19,238		Blackstone Group, LP~	516,348
9,460		Capital One Financial Corp.~	634,577
20,331		CBRE Group, Inc.#~	578,417
17,398		Citigroup, Inc.~	762,206
6,995		Discover Financial Services~	397,596
5,363		Goldman Sachs Group, Inc.~	851,698
18,165	EUR	ING Groep, NV	203,085
115,476	EUR	Intesa Sanpaolo, S.p.A	254,816
16,194		JPMorgan Chase & Company	1,035,930
39,369		KKR & Co., LP~	568,488
359,536	GBP	Lloyds Banking Group, PLC	252,879
30,226		Morgan Stanley~	868,393
43,529	EUR	UniCredit S.p.A	106,789

			8,299,796

		Health Care (3.6%)
8,044		BioMarin Pharmaceutical, Inc.#	799,735

		Industrials (10.2%)
21,313		Air Lease Corp.	614,028
19,574		American Airlines Group, Inc.~	694,877
24,548	GBP	easyJet, PLC	337,656
13,051		United Continental Holdings, Inc.#~	611,961

			2,258,522

		Information Technology (14.5%)
1,152		Alphabet, Inc. - Class A#	911,624
4,866		Apple, Inc.	507,086
84		Baidu, Inc.#~	13,406
79,489	EUR	Nokia Corp.	458,612
17,814		PayPal Holdings, Inc.#	663,393
10,840		QUALCOMM, Inc.~	678,367

			3,232,488

		TOTAL COMMON STOCKS (Cost $14,437,834)	14,827,703

EXCHANGE-TRADED FUNDS (27.2%)
		Other (27.2%)
216,228		Global X MSCI Greece ETF~	1,623,872
28,438		iShares MSCI Emerging Markets ETF~	1,030,309
37,415		iShares MSCI India ETF~	1,105,613
32,416		VanEck Vectors Vietnam ETF~	492,399
37,240		Vanguard FTSE Europe ETF~	1,798,320

			6,050,513

		TOTAL EXCHANGE-TRADED FUNDS (Cost $5,954,866)	6,050,513

NUMBER OF CONTRACTS		VALUE

PURCHASED OPTIONS (0.1%)#
	Consumer Staples (0.0%)
145	Whole Foods Market, Inc. Call, 08/05/16, Strike $35.00	$145

	Information Technology (0.1%)
246	PayPal Holdings, Inc. Call, 10/21/16, Strike $41.00	13,407

	TOTAL PURCHASED OPTIONS (Cost $54,537)	13,552

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (4.9%)
1,080,901	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,080,901)	1,080,901

TOTAL INVESTMENTS (98.9%) (Cost $21,528,138)		21,972,669

OTHER ASSETS, LESS LIABILITIES (1.1%)		238,907

NET ASSETS (100.0%)		$22,211,576

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-3.7%)#
	Consumer Staples (-2.4%)
(7,336)	Colgate-Palmolive Company	(546,019)

	Health Care (-1.3%)
(4,805)	Merck & Company, Inc.	(281,861)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $791,283)	(827,880)

EXCHANGE-TRADED FUNDS SOLD SHORT (-61.8%)#
	Other (-61.8%)
(17,679)	Consumer Staples Select Sector SPDR Fund	(966,864)
(20,003)	CurrencyShares Euro Trust	(2,179,527)
(10,852)	Health Care Select Sector SPDR Fund	(816,613)
(6,355)	iShares 20+ Year Treasury Bond ETF	(899,614)
(23,632)	iShares Edge MSCI Min Vol USA ETF	(1,108,104)
(35,651)	SPDR S&P 500 ETF Trust	(7,741,615)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $13,310,989)	(13,712,337)

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (-0.1%)#
	Consumer Staples (-0.1%)
39	Molson Coors Brewing Company Call, 08/19/16, Strike $105.00	$(6,923)
145	Whole Foods Market, Inc. Put, 09/16/16, Strike $30.00	(12,470)

		(19,393)

	Information Technology (0.0%)
27	Baidu, Inc. Put, 09/16/16, Strike $140.00	(2,970)

	TOTAL WRITTEN OPTIONS (Premium $13,442)	(22,363)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $10,082,310.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (78.9%)
		Consumer Discretionary (3.3%)
37,980		PulteGroup, Inc.~	$804,416
10,802		Wayfair, Inc.~#^	469,887

			1,274,303

		Financials (42.3%)
17,292		American Express Company	1,114,642
98,017		Bank of America Corp.	1,420,266
41,579		Blackstone Group, LP~	1,115,980
17,120		Capital One Financial Corp.~	1,148,410
38,468		CBRE Group, Inc.~#	1,094,415
33,417		Citigroup, Inc.~	1,463,999
20,300		Discover Financial Services~	1,153,852
9,524		Goldman Sachs Group, Inc.~	1,512,506
37,328	EUR	ING Groep, NV	417,327
210,872	EUR	Intesa Sanpaolo, S.p.A	465,323
27,129		JPMorgan Chase & Company~	1,735,442
98,393		KKR & Co., LP~	1,420,795
536,295	GBP	Lloyds Banking Group, PLC	377,203
55,240		Morgan Stanley~	1,587,045
76,665	EUR	UniCredit S.p.A	188,081

			16,215,286

		Health Care (4.8%)
14,527		BioMarin Pharmaceutical, Inc.~#	1,444,275
6,247		Cerner Corp.~#	389,750

			1,834,025

		Industrials (10.9%)
45,365		Air Lease Corp.	1,306,966
32,135		American Airlines Group, Inc.	1,140,792
43,232	GBP	easyJet, PLC	594,653
24,381		United Continental Holdings, Inc.~#	1,143,225

			4,185,636

		Information Technology (17.6%)
2,000		Alphabet, Inc. - Class A~#	1,582,680
14,282		Apple, Inc.	1,488,327
66		Baidu, Inc.#	10,534
146,811	EUR	Nokia Corp.	847,026
31,358		PayPal Holdings, Inc.#	1,167,772
26,617		QUALCOMM, Inc.~	1,665,692

			6,762,031

		TOTAL COMMON STOCKS (Cost $29,997,468)	30,271,281

EXCHANGE-TRADED FUNDS (13.4%)
		Consumer Discretionary (6.2%)
317,552		Global X MSCI Greece ETF~	2,384,816

			2,384,816

		Other (7.2%)
25,975		VanEck Vectors Vietnam ETF	394,560

NUMBER OF SHARES		VALUE

48,803	Vanguard FTSE Europe ETF~	$2,356,697

		2,751,257

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,664,535)	5,136,073

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.1%)#
	Consumer Staples (0.0%)
255	Whole Foods Market, Inc. Call, 08/05/16, Strike $35.00	255

	Information Technology (0.1%)
494	PayPal Holdings, Inc. Call, 10/21/16, Strike $41.00	26,923

	TOTAL PURCHASED OPTIONS (Cost $105,794)	27,178

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (5.4%)
2,075,800	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,075,800)	2,075,800

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)
94,449	Citibank NA	94,449
	Federal Home Loan Bank Discount Notes
43,388	0.000%, 08/19/16	43,388
27,116	0.000%, 08/18/16	27,116
6,923	Fidelity Prime Money Market Fund - Institutional Class	6,923
28,095	Goldman Sachs Financial Square Prime Obligations Fund	28,095
4,551	Morgan Stanley Institutional Liquidity Fund	4,551

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $204,522)	204,522

TOTAL INVESTMENTS (98.3%) (Cost $38,048,119)		37,714,854

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)		(204,522)

OTHER ASSETS, LESS LIABILITIES (2.2%)		869,681

NET ASSETS (100.0%)		$38,380,013

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-14.5%)#
	Consumer Discretionary (-1.0%)
(4,805)	Omnicom Group, Inc.	$(395,403)

	Consumer Staples (-2.9%)
(14,845)	Colgate-Palmolive Company	(1,104,913)

	Financials (-2.5%)
(13,635)	NASDAQ, Inc.	(964,813)

	Health Care (-1.7%)
(11,190)	Merck & Company, Inc.	(656,405)

	Industrials (-3.6%)
(14,466)	Deluxe Corp.	(977,757)
(7,582)	Nielsen Holdings, PLC	(408,367)

		(1,386,124)

	Telecommunication Services (-2.8%)
(24,616)	AT&T, Inc.	(1,065,627)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,413,873)	(5,573,285)

EXCHANGE-TRADED FUNDS SOLD SHORT (-59.9%)#
	Other (-59.9%)
(41,426)	Consumer Staples Select Sector SPDR Fund	(2,265,588)
(35,711)	CurrencyShares Euro Trust	(3,891,071)
(31,841)	Health Care Select Sector SPDR Fund	(2,396,035)
(11,299)	iShares 20+ Year Treasury Bond ETF	(1,599,486)
(41,410)	iShares Edge MSCI Min Vol USA ETF	(1,941,715)
(9,000)	PowerShares QQQ	(1,037,070)
(34,807)	SPDR S&P 500 ETF Trust	(7,558,340)
(1,756)	SPDR S&P MidCap 400 ETF Trust	(498,318)
(34,107)	Utilities Select Sector SPDR Fund	(1,777,657)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $22,004,246)	(22,965,280)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.1%)#
	Consumer Staples (-0.1%)
72	Molson Coors Brewing Company Call, 08/19/16, Strike $105.00	(12,780)
255	Whole Foods Market, Inc. Put, 09/16/16, Strike $30.00	(21,930)

		(34,710)

NUMBER OF CONTRACTS		VALUE

	Information Technology (0.0%)
50	Baidu, Inc. Put, 09/16/16, Strike $140.00	$(5,500)

	TOTAL WRITTEN OPTIONS (Premium $24,491)	(40,210)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $13,870,136.
#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of twenty series, Growth Fund, Opportunistic Value Fund, Focus Growth Fund, Discovery Growth Fund, Dividend Growth Fund, Mid Cap Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Fund, Market Neutral Income Fund, Hedged Equity Income Fund, Phineus Long/Short Fund (commenced operations on April 5, 2016), and Calamos Long/Short Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

On July 1, 2016 the Board of Trustees announced that the Calamos Discovery Growth Fund and the Calamos Mid Cap Growth Fund will be liquidated on or about October 6, 2016. Further, the Board of Trustees approved a proposal to merge both Calamos Focus Growth Fund (Target Fund) with and into Calamos Growth Fund (Acquiring Fund) and Calamos Long/Short Fund (Target Fund) with and into Calamos Phineus Long/Short Fund (Acquiring Fund). Each reorganization is subject to certain conditions, including approval by shareholders of the applicable Target Funds. It is currently anticipated that a special meeting of the Target Fund shareholders will occur on October 11, 2016 and if the required approval is obtained, it is anticipated that the reorganizations will be consummated shortly thereafter.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following summarizes the significant accounting policies of the Funds(s):

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2016.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of July 31, 2016, the Funds had outstanding purchased and/or written options as listed on the Schedule of Investments.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2016, the Funds had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2016. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at July 31, 2016 was as follows:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Growth Fund	$1,741,128,758	$434,866,368	$(62,502,431)	$372,363,937
Opportunistic Value Fund	58,428,837	4,933,171	(2,763,987)	2,169,184
Focus Growth Fund	45,132,825	7,615,583	(1,411,878)	6,203,705
Discovery Growth Fund	13,279,909	1,385,683	(699,248)	686,435
Dividend Growth Fund	34,458,257	3,648,818	(1,174,989)	2,473,829
Mid Cap Growth Fund	2,824,355	196,263	(258,994)	(62,731)
International Growth Fund	403,932,577	56,155,846	(7,808,878)	48,346,968
Evolving World Growth Fund	473,957,789	40,469,997	(20,111,067)	20,358,930
Emerging Market Equity Fund	12,923,000	1,400,072	(583,855)	816,217
Global Equity Fund	129,005,996	28,886,792	(2,024,733)	26,862,059
Growth and Income Fund	2,017,610,919	397,222,094	(42,655,521)	354,566,573
Global Growth and Income Fund	306,396,909	34,427,005	(7,643,281)	26,783,724
Convertible Fund	771,904,089	64,961,132	(24,632,336)	40,328,796
Global Convertible Fund	81,341,023	4,668,490	(2,712,898)	1,955,592
Total Return Bond Fund	103,855,975	3,929,524	(16,380)	3,913,144
High Income Fund	75,068,474	1,701,511	(4,708,349)	(3,006,838)
Market Neutral Income Fund	3,744,161,646	457,999,682	(223,882,290)	234,117,392
Hedged Equity Income Fund	16,363,490	1,502,287	(452,078)	1,050,209
Phineus Long/Short Fund	21,546,730	724,968	(299,029)	425,939
Long/Short Fund	38,508,577	3,478,065	(4,271,788)	(793,723)

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

At July 31, 2016, securities were on loan for the Funds below:

	Value of securities on loan to broker-dealers and banks	Amount of collateral held in short term investments and the corresponding liability
Fund		Equity	Fixed Income	Total
Growth Fund	$38,906,426	$39,592,541	$—	$39,592,541
Opportunistic Value Fund	1,090,232	1,116,981	—	1,116,981
Focus Growth Fund	418,396	414,597	—	414,597
Discovery Growth Fund	—	—	—	—
Dividend Growth Fund	206,471	216,093	—	216,093
Mid Cap Growth Fund	—	—	—	—
International Growth Fund	12,120,337	14,999,172	—	14,999,172
Evolving World Growth Fund	1,698,377	1,768,041	—	1,768,041
Emerging Market Equity Fund	186,890	222,243	—	222,243
Global Equity Fund	6,409,825	6,530,470	—	6,530,470
Growth and Income Fund	24,783,395	7,659,934	17,632,092	25,292,026
Global Growth and Income Fund	4,386,515	2,613,988	1,861,899	4,475,887
Convertible Fund	56,552,717	16,551,205	41,153,268	57,704,473
Global Convertible Fund	614,685	—	619,350	619,350
Total Return Bond Fund	763,273	—	775,669	775,669
High Income Fund	3,292,735	—	3,403,668	3,403,668
Market Neutral Income Fund	30,570,121	9,774,466	21,264,308	31,038,774
Hedged Equity Income Fund	—	—	—	—
Long/Short Fund	204,450	204,522	—	204,522
Phineus Long/Short Fund	—	—	—	—

Note 5 — Fair Value Measurement

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$1,922,833,023	$—	$—	$1,922,833,023
Short Term Investment	151,067,131	—	—	151,067,131
Investment of Cash Collateral For Securities Loaned	25,943,979	13,648,562	—	39,592,541

Total	$2,099,844,133	$13,648,562	$—	$2,113,492,695

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$58,705,763	$—	$—	$58,705,763
Short Term Investment	775,277	—	—	775,277
Investment of Cash Collateral For Securities Loaned	731,929	385,052	—	1,116,981

Total	$60,212,969	$385,052	$—	$60,598,021

	FOCUS GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$46,226,213	$—	$—	$46,226,213
Short Term Investment	4,695,720	—	—	4,695,720
Investment of Cash Collateral For Securities Loaned	271,675	142,922	—	414,597

Total	$51,193,608	$142,922	$—	$51,336,530

	DISCOVERY GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$13,108,648	$—	$—	$13,108,648
Short Term Investment	857,696	—	—	857,696

Total	$13,966,344	$—	$—	$13,966,344

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$35,647,572	$—	$—	$35,647,572
Short Term Investment	1,068,421	—	—	1,068,421
Investment of Cash Collateral For Securities Loaned	141,600	74,493	—	216,093

Total	$36,857,593	$74,493	$—	$36,932,086

	MID CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$2,534,253	$—	$—	$2,534,253
Short Term Investment	227,371	—	—	227,371

Total	$2,761,624	$—	$—	$2,761,624

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$46,384,747	$335,378,948	$—	$381,763,695
Common Stocks U.S.	51,859,320	—	—	51,859,320
Short Term Investment	3,657,358	—	—	3,657,358
Investment of Cash Collateral For Securities Loaned	9,828,574	5,170,598	—	14,999,172

Total	$111,729,999	$340,549,546	$—	$452,279,545

Liabilities:
Forward Foreign Currency Contracts	$—	$972,263	$—	$972,263

Total	$—	$972,263	$—	$972,263

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stocks Foreign	$16,504,452	$—	$—	$16,504,452

Total	$16,504,452	$—	$—	$16,504,452

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$80,693,155	$—	$80,693,155
Convertible Preferred Stocks	—	4,866,110	—	4,866,110
Common Stocks Foreign	73,537,528	276,359,090	—	349,896,618
Common Stocks U.S.	48,945,481	—	—	48,945,481
Short Term Investment	8,147,314	—	—	8,147,314
Investment of Cash Collateral For Securities Loaned	1,158,552	609,489	—	1,768,041

Total	$131,788,875	$362,527,844	$—	$494,316,719

Liabilities:
Forward Foreign Currency Contracts	$—	$594,018	$—	$594,018

Total	$—	$594,018	$—	$594,018

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stocks Foreign	$6,531,733	$—	$—	$6,531,733

Total	$6,531,733	$—	$—	$6,531,733

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$2,395,253	$7,762,569	$—	$10,157,822
Common Stocks U.S.	3,252,356	—	—	3,252,356
Short Term Investment	106,796	—	—	106,796
Investment of Cash Collateral For Securities Loaned	145,630	76,613	—	222,243

Total	$5,900,035	$7,839,182	$—	$13,739,217

Liabilities:
Forward Foreign Currency Contracts	$—	$1,996	$—	$1,996

Total	$—	$1,996	$—	$1,996

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$72,193,407	$—	$—	$72,193,407
Common Stocks Foreign	7,472,092	66,624,656	—	74,096,748
Short Term Investment	3,047,430	—	—	3,047,430
Investment of Cash Collateral For Securities Loaned	4,279,250	2,251,220	—	6,530,470
Forward Foreign Currency Contracts	—	69,529	—	69,529

Total	$86,992,179	$68,945,405	$—	$155,937,584

Liabilities:
Forward Foreign Currency Contracts	$—	$350,451	$—	$350,451

Total	$—	$350,451	$—	$350,451

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$1,680,947	$—	$—	$1,680,947
Total	$1,680,947	$—	$—	$1,680,947

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$341,434,668	$—	$341,434,668
Synthetic Convertible Securities (Corporate Bonds)	—	172,324,836	—	172,324,836
U.S. Government and Agency Securities	—	17,545,906	—	17,545,906
Synthetic Convertible Securities (Purchased Options)	103,440	—	—	103,440
Convertible Preferred Stocks	240,928,096	38,168,330	—	279,096,426
Common Stocks U.S.	1,439,115,176	—	—	1,439,115,176
Purchased Options	991,300	—	—	991,300
Short Term Investment	96,273,714	—	—	96,273,714
Investment of Cash Collateral For Securities Loaned	16,573,218	8,718,808	—	25,292,026
Forward Foreign Currency Contracts	—	2,664	—	2,664

Total	$1,793,984,944	$578,195,212	$—	$2,372,180,156

Liabilities:
Written Options	$4,875,640	$—	$—	$4,875,640
Forward Foreign Currency Contracts	—	2,544	—	2,544

Total	$4,875,640	$2,544	$—	$4,878,184

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$111,777,683	$—	$111,777,683
Synthetic Convertible Securities (Corporate Bonds)	—	8,652,456	—	8,652,456
Synthetic Convertible Securities (Purchased Options)	1,028,990	—	—	1,028,990
Convertible Preferred Stocks	20,042,266	3,482,971	—	23,525,237
Common Stocks U.S.	94,484,976	—	—	94,484,976
Common Stocks Foreign	13,809,290	69,672,589	—	83,481,879
Short Term Investment	5,753,525	—	—	5,753,525
Investment of Cash Collateral For Securities Loaned	2,932,934	1,542,953	—	4,475,887

Total	$138,051,981	$195,128,652	$—	$333,180,633

Liabilities:
Forward Foreign Currency Contracts	$—	$528,102	$—	$528,102

Total	$—	$528,102	$—	$528,102

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$6,611,393	$—	$—	$6,611,393

Total	$6,611,393	$—	$—	$6,611,393

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$468,673,117	$—	$468,673,117
Synthetic Convertible Securities (Corporate Bonds)	—	18,288,412	—	18,288,412
Synthetic Convertible Securities (Purchased Options)	5,741,437	—	—	5,741,437
Convertible Preferred Stocks	207,771,564	26,637,406	—	234,408,970
Common Stocks U.S.	15,864,481	—	—	15,864,481
Short Term Investment	11,551,995	—	—	11,551,995
Investment of Cash Collateral For Securities Loaned	37,812,264	19,892,209	—	57,704,473
Forward Foreign Currency Contracts	—	962	—	962

Total	$278,741,741	$533,492,106	$—	$812,233,847

Liabilities:
Forward Foreign Currency Contracts	$—	$919	$—	$919

Total	$—	$919	$—	$919

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$58,562,057	$—	$58,562,057
Synthetic Convertible Securities (Corporate Bonds)	—	6,280,823	—	6,280,823
Synthetic Convertible Securities (Purchased Options)	755,257	—	—	755,257
Convertible Preferred Stocks	12,869,719	400,396	—	13,270,115
Common Stocks U.S.	386,543	—	—	386,543
Short Term Investment	3,422,470	—	—	3,422,470
Investment of Cash Collateral For Securities Loaned	405,844	213,506	—	619,350

Total	$17,839,833	$65,456,782	$—	$83,296,615

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$92,192,515	$—	$92,192,515
U.S. Government and Agency Securities	—	10,989,645	—	10,989,645
Short Term Investment	3,811,290	—	—	3,811,290
Investment of Cash Collateral For Securities Loaned	508,277	267,392	—	775,669

Total	$4,319,567	$103,449,552	$—	$107,769,119

	HIGH INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$67,710,857	$—	$67,710,857
Convertible Preferred Stocks	448,170	—	—	448,170
Short Term Investment	498,941	—	—	498,941
Investment of Cash Collateral For Securities Loaned	2,230,337	1,173,331	—	3,403,668

Total	$3,177,448	$68,884,188	$—	$72,061,636

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,426,257,821	$—	$1,426,257,821
Synthetic Convertible Securities (Corporate Bonds)	—	267,897,396	—	267,897,396
Synthetic Convertible Securities (Purchased Options)	44,166,250	—	—	44,166,250
Convertible Preferred Stocks	121,387,216	77,149,900	—	198,537,116
Common Stocks U.S.	1,929,368,614	—	—	1,929,368,614
Exchange-Traded Funds	46,035,800	—	—	46,035,800
Purchased Options	16,451,768	—	—	16,451,768
Short Term Investment	18,525,499	—	—	18,525,499
Investment of Cash Collateral For Securities Loaned	20,338,914	10,699,860	—	31,038,774

Total	$2,196,274,061	$1,782,004,977	$—	$3,978,279,038

Liabilities:
Common Stocks Sold Short U.S.	$963,794,979	$—	$—	$963,794,979
Common Stocks Sold Short Foreign	—	1,006,464	—	1,006,464
Written Options	109,511,888	—	—	109,511,888

Total	$1,073,306,867	$1,006,464	$—	$1,074,313,331

	HEDGED EQUITY INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$16,666,731	$—	$—	$16,666,731
Exchange-Traded Funds	86,860	—	—	86,860
Purchased Options	436,324	—	—	436,324
Short Term Investment	223,784	—	—	223,784

Total	$17,413,699	$—	$—	$17,413,699

Liabilities:
Written Options	$868,414	$—	$—	$868,414

Total	$868,414	$—	$—	$868,414

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$13,213,866	$—	$—	$13,213,866
Common Stocks Foreign	203,085	1,410,752	—	1,613,837
Exchange-Traded Funds	6,050,513	—	—	6,050,513
Purchased Options	13,552	—	—	13,552
Short Term Investment	1,080,901	—	—	1,080,901

Total	$20,561,917	$1,410,752	$—	$21,972,669

Liabilities:
Common Stocks Sold Short U.S.	$827,880	$—	$—	$827,880
Exchange-Traded Funds Sold Short	13,712,337	—	—	13,712,337
Written Options	22,363	—	—	22,363

Total	$14,562,580	$—	$—	$14,562,580

	LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$27,381,668	$—	$—	$27,381,668
Common Stocks Foreign	417,327	2,472,286	—	2,889,613
Exchange-Traded Funds	5,136,073	—	—	5,136,073
Purchased Options	27,178	—	—	27,178
Short Term Investment	2,075,800	—	—	2,075,800
Investment of Cash Collateral For Securities Loaned	134,018	70,504	—	204,522

Total	$35,172,064	$2,542,790	$—	$37,714,854

Liabilities:
Common Stocks Sold Short U.S.	$5,573,285	$—	$—	$5,573,285
Exchange-Traded Funds Sold Short	22,965,280	—	—	22,965,280
Written Options	40,210	—	—	40,210

Total	$28,578,775	$—	$—	$28,578,775

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 15, 2016

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	September 15, 2016